UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-3518

Fidelity Newbury Street Trust
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	October 31

Date of reporting period:	January 31, 2009

Item 1. Schedule of Investments

Quarterly Holdings Report

for

Fidelity® Cash Management Funds:
Prime Fund

January 31, 2009

1.813076.104

MM-QTLY-0309

Investments January 31, 2009 (Unaudited)

Showing Percentage of Net Assets

Corporate Bonds - 0.1%
Due Date	Yield (a)	Principal Amount (000s)	Value (000s)
LP Pinewood SPV LLC, VRDN
2/6/09	0.75% (c)	$ 33,000	$ 33,000
Certificates of Deposit - 41.6%

Domestic Certificates Of Deposit - 1.0%
Bank of America NA
2/4/09 to 2/11/09	3.00 to 3.02	173,000	173,000
PNC Bank NA, Pittsburgh
3/16/09 to 4/1/09	3.08 to 3.09	71,000	71,000
			244,000
London Branch, Eurodollar, Foreign Banks - 12.1%
Commonwealth Bank of Australia
2/4/09 to 2/17/09	1.95 to 2.90	128,000	128,000
Credit Agricole SA
2/2/09 to 7/13/09	1.20 to 3.22	760,000	760,000
Credit Industriel et Commercial
2/9/09 to 4/14/09	1.31 to 3.16	493,000	493,000
HSBC Bank PLC
2/4/09 to 2/27/09	2.05 to 2.80	159,000	159,000
ING Bank NV
2/23/09 to 4/28/09	1.15 to 1.30	610,000	610,000
Landesbank Hessen-Thuringen
4/23/09	1.30	87,000	87,000
National Australia Bank Ltd.
2/19/09 to 3/23/09	1.25 to 2.25	105,000	105,000
UniCredit SpA
3/9/09 to 5/5/09	1.25 to 1.50	704,000	704,000
			3,046,000
New York Branch, Yankee Dollar, Foreign Banks - 28.5%
Abbey National Treasury Services PLC
2/19/09	2.44 (c)	26,000	26,000
Banco Bilbao Vizcaya Argentaria SA
2/11/09	2.15	174,000	174,000
Banco Santander SA
2/2/09 to 2/13/09	3.15 to 3.19	154,000	154,000
Certificates of Deposit - continued
Due Date	Yield (a)	Principal Amount (000s)	Value (000s)
New York Branch, Yankee Dollar, Foreign Banks - continued
Bank of Montreal
2/7/09 to 3/5/09	0.98 to 2.55% (c)	$ 125,000	$ 125,000
Bank of Nova Scotia
2/6/09 to 4/17/09	1.39 to 2.50 (c)	471,000	471,000
Bank of Scotland PLC
2/6/09	2.92 (c)	103,000	103,000
Bank Tokyo-Mitsubishi UFJ Ltd.
2/24/09 to 4/27/09	1.15 to 1.25	500,000	500,000
Barclays Bank PLC
2/12/09	0.89 (c)	82,000	82,000
BNP Paribas SA
2/10/09 to 4/23/09	1.25 to 3.05	673,000	673,000
Canadian Imperial Bank of Commerce
2/3/09 to 3/30/09	1.20 to 2.25	376,000	376,000
Commerzbank AG
4/20/09 to 4/27/09	1.15 to 1.25	147,000	147,000
Credit Suisse Group
2/3/09	2.05	100,000	100,000
Deutsche Bank AG
3/3/09 to 4/4/09	1.64 to 2.31 (c)	125,000	125,000
DnB NOR Bank ASA
5/13/09	1.00	50,000	50,000
Intesa Sanpaolo SpA
2/13/09 to 4/27/09	0.87 to 3.12 (c)	347,000	347,000
Lloyds TSB Bank PLC
2/12/09	1.69	100,000	100,000
Natixis SA
3/5/09 to 4/14/09	1.00 to 1.50	427,000	427,109
Rabobank Nederland
2/5/09 to 1/12/10	1.20 to 3.01	640,000	640,000
Royal Bank of Canada
2/19/09 to 1/12/10	1.20 to 2.44 (c)	454,000	454,000
Royal Bank of Scotland PLC
2/5/09 to 4/15/09	0.96 to 2.10 (c)	686,000	686,000
San Paolo IMI SpA
4/21/09	3.15	50,000	50,000
Certificates of Deposit - continued
Due Date	Yield (a)	Principal Amount (000s)	Value (000s)
New York Branch, Yankee Dollar, Foreign Banks - continued
Societe Generale
4/27/09	1.05%	$ 200,000	$ 200,000
Sumitomo Mitsui Banking Corp.
4/23/09 to 5/7/09	1.15 to 1.20	217,000	217,000
Svenska Handelsbanken AB
2/26/09 to 3/11/09	2.00 to 2.52 (c)	225,000	225,010
Toronto-Dominion Bank
2/5/09 to 1/14/10	1.60 to 3.05	707,000	707,000
			7,159,119
TOTAL CERTIFICATES OF DEPOSIT			10,449,119
Commercial Paper - 13.9%

American Honda Finance Corp.
2/12/09	2.01	28,000	27,983
Atlantic Asset Securitization Corp.
2/6/09 to 3/9/09	1.05 to 1.15	45,000	44,973
Banco Bilbao Vizcaya Argentaria SA (London Branch)
2/2/09 to 3/5/09	2.11 to 2.21	400,000	399,608
CBA Finance, Inc.
2/10/09 to 2/26/09	2.03 to 2.04	84,000	83,899
Dakota Notes (Citibank Credit Card Issuance Trust)
2/2/09 to 5/6/09	0.65 to 2.65	588,739	587,822
Danske Corp.
3/23/09	1.34	42,000	41,922
DnB NOR Bank ASA
2/2/09 to 4/6/09	1.34 to 2.17	278,000	277,732
Emerald Notes (BA Credit Card Trust)
2/2/09 to 5/1/09	0.90 to 1.71	350,774	350,254
General Electric Capital Corp.
2/3/09	2.90	100,000	99,984
Intesa Funding LLC
2/4/09 to 6/19/09	1.50 to 2.15	180,000	179,704
John Deere Capital Corp.
2/27/09	2.26	17,000	16,972
Commercial Paper - continued
Due Date	Yield (a)	Principal Amount (000s)	Value (000s)
JPMorgan Chase & Co.
2/4/09	3.00%	$ 70,000	$ 69,983
Kitty Hawk Funding Corp.
2/2/09	0.70	35,000	34,999
Nationwide Building Society
4/9/09 to 4/27/09	1.35 to 1.49	167,000	166,491
Nordea North America, Inc.
2/2/09 to 3/11/09	2.05 to 3.01	219,000	218,593
Palisades Notes (Citibank Omni Master Trust)
2/2/09	0.85	28,750	28,749
Santander Finance, Inc.
7/22/09	1.51	47,000	46,665
Sheffield Receivables Corp.
2/2/09 to 2/10/09	1.00 to 2.26	106,000	105,984
Societe Generale North America, Inc.
3/16/09 to 4/23/09	1.00 to 2.05	400,000	399,141
Svenska Handelsbanken, Inc.
3/10/09	2.10	25,000	24,946
Thames Asset Global Securities No. 1, Inc.
2/9/09 to 2/10/09	2.06 to 2.16	50,000	49,975
Toronto Dominion Holdings (USA)
6/15/09 to 10/5/09	1.65 to 2.14	77,000	76,231
Toyota Motor Credit Corp.
2/11/09 to 3/24/09	1.20 to 2.04	171,000	170,833
TOTAL COMMERCIAL PAPER			3,503,443
Federal Agencies - 16.5%

Fannie Mae - 5.0%
2/2/09 to 11/2/09	0.51 to 3.37 (c)	1,271,000	1,261,945
Federal Home Loan Bank - 8.7%
2/19/09 to 2/24/10	0.28 to 3.26 (c)	2,182,500	2,180,051
Freddie Mac - 2.8%
2/18/09 to 4/27/09	0.26 to 1.17 (c)	695,000	694,880
TOTAL FEDERAL AGENCIES			4,136,876
U.S. Treasury Obligations - 2.8%
Due Date	Yield (a)	Principal Amount (000s)	Value (000s)
U.S. Treasury Bills - 2.8%
7/2/09 to 7/30/09	1.06 to 1.36%	$ 715,000	$ 711,142
Bank Notes - 0.6%

Bank of America NA
4/30/09	1.37 (c)	75,000	75,000
Banque Federative du Credit Mutuel
2/28/09	2.38 (b)(c)	86,000	86,000
TOTAL BANK NOTES			161,000
Medium-Term Notes - 13.9%

Allstate Life Global Funding Trusts
3/20/09	1.78 (c)	40,000	40,000
Australia & New Zealand Banking Group Ltd.
3/2/09	2.43 (b)(c)	100,000	100,000
Bank of America NA
4/3/09	1.63 (c)	200,000	200,000
Bank of Montreal
2/5/09	0.94 (b)(c)	85,000	85,000
BNP Paribas SA
2/13/09	2.45 (c)	131,000	131,000
BP Capital Markets PLC
3/11/09	2.28 (c)	83,000	83,000
Caja Madrid SA
2/12/09	1.31 (b)(c)	46,000	46,000
Commonwealth Bank of Australia
4/3/09	1.63 (b)(c)	178,000	178,000
Credit Agricole SA
3/23/09	1.78 (b)(c)	200,000	200,000
General Electric Capital Corp.
2/9/09 to 2/27/09	0.43 to 2.28 (c)	640,000	639,979
ING USA Annuity & Life Insurance Co.
3/24/09	1.73 (c)(d)	25,000	25,000
Jackson National Life Insurance Co.
3/9/09	2.69 (b)(c)	33,000	33,000
Medium-Term Notes - continued
Due Date	Yield (a)	Principal Amount (000s)	Value (000s)
Lloyds TSB Group PLC
2/7/09	2.81% (b)(c)	$ 100,000	$ 100,000
MetLife Insurance Co. of Connecticut
2/17/09 to 3/31/09	1.72 to 2.49 (c)(d)	45,000	45,000
Metropolitan Life Global Funding I
2/6/09	0.48 (b)(c)	32,148	32,148
National Australia Bank Ltd.
3/6/09	2.42 (b)(c)	113,000	113,000
New York Life Insurance Co.
2/27/09 to 3/31/09	1.62 to 2.35 (c)(d)	135,000	135,000
Nordea Bank AB
4/24/09	1.51 (c)	68,000	68,000
Pacific Life Global Funding
2/4/09 to 2/12/09	0.44 to 0.51 (b)(c)	27,500	27,500
PNC Bank NA, Pittsburgh
2/4/09	3.27 (c)	44,000	44,000
Procter & Gamble Co.
3/9/09	2.22 (c)	27,000	27,000
Royal Bank of Canada
2/17/09	0.73 (b)(c)	150,000	150,000
Security Life of Denver Insurance Co.
2/28/09	2.44 (c)(d)	18,000	18,000
Societe Generale
3/4/09	2.62 (b)(c)	65,000	65,000
Svenska Handelsbanken AB
4/6/09	1.64 (b)(c)	100,000	100,000
Toyota Motor Credit Corp.
2/19/09	0.37 (c)	34,000	34,000
Transamerica Occidental Life Insurance Co.
2/2/09 to 4/1/09	1.69 to 3.47 (c)(d)	88,000	88,000
Wells Fargo & Co.
2/17/09	0.48 (b)(c)	100,000	100,000
5/1/09	3.55 (c)	125,000	125,015
WestLB AG
2/9/09	0.46 (b)(c)	49,000	49,000
Westpac Banking Corp.
2/6/09 to 4/14/09	1.46 to 2.86 (b)(c)	397,000	396,986
TOTAL MEDIUM-TERM NOTES			3,478,628
Short-Term Notes - 0.2%
Due Date	Yield (a)	Principal Amount (000s)	Value (000s)
Metropolitan Life Insurance Co.
2/3/09 to 4/1/09	1.73 to 3.64% (c)(d)	$ 45,000	$ 45,000
Repurchase Agreements - 11.0%
	Maturity Amount (000s)
In a joint trading account at 0.29% dated 1/30/09 due 2/2/09:
(Collateralized by U.S. Government Obligations) #	$ 5,701	5,701
(Collateralized by U.S. Government Obligations) #	47,533	47,532
With:
Banc of America Securities LLC at:
0.49%, dated 1/30/09 due 2/2/09 (Collateralized by Corporate Obligations valued at $152,256,249, 4.63% - 8.88%, 7/26/10 - 11/15/38)	145,006	145,000
0.51%, dated 1/30/09 due 2/2/09 (Collateralized by Corporate Obligations valued at $568,074,261, 0% - 10.38%, 8/24/09 - 2/1/39)	541,023	541,000
Barclays Capital, Inc. at:
0.61%, dated 1/30/09 due 2/2/09:
(Collateralized by Corporate Obligations valued at:
$206,860,558, 2.16% - 6.75%, 10/2/09 - 10/1/37)	197,010	197,000
$276,164,095, 4.13% - 7.5%, 11/3/09 - 11/1/25)	263,013	263,000
(Collateralized by Equity Securities valued at $529,127,010)	481,025	481,000
1%, dated 1/27/09 due 4/6/09 (Collateralized by Equity Securities valued at $48,408,074)	44,084	44,000
1.1%, dated 1/8/09 due 3/10/09 (Collateralized by Equity Securities valued at $97,974,785)	89,166	89,000
Credit Suisse Securities (USA) LLC at 0.56%, dated 1/30/09 due 2/2/09 (Collateralized by Equity Securities valued at $931,705,241)	847,040	847,000
Merrill Lynch, Pierce, Fenner & Smith at 0.71%, dated 1/30/09 due 2/2/09 (Collateralized by Equity Securities valued at $105,618,181)	96,006	96,000
TOTAL REPURCHASE AGREEMENTS		2,756,233
TOTAL INVESTMENT PORTFOLIO - 100.6% (Cost $25,274,441)		25,274,441
NET OTHER ASSETS - (0.6)%		(145,069)
NET ASSETS - 100%		$ 25,129,372
Security Type Abbreviation
VRDN - VARIABLE RATE DEMAND NOTE
Legend
(a) Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating rate securities, the rate at period end.

(b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $1,861,634,000 or 7.4% of net assets.

(c) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end. Due dates for these security types are the next interest rate reset date or, when applicable, the final maturity date.

(d) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $356,000,000 or 1.4% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Cost (Amounts in thousands)
ING USA Annuity & Life Insurance Co. 1.73%, 3/24/09	6/23/05	$ 25,000
MetLife Insurance Co. of Connecticut: 1.72%, 3/31/09	3/25/08	$ 25,000
2.4%, 2/17/09	5/14/08	$ 15,000
2.49%, 2/18/09	8/6/08	$ 5,000
Metropolitan Life Insurance Co.: 1.73%, 4/1/09	3/26/02	$ 35,000
3.64%, 2/3/09	2/24/03	$ 10,000
New York Life Insurance Co.: 1.62%, 3/31/09	3/28/08	$ 75,000
2.35%, 2/27/09	5/12/08	$ 60,000
Security Life of Denver Insurance Co. 2.44%, 2/28/09	8/26/05	$ 18,000
Transamerica Occidental Life Insurance Co.: 1.69%, 4/1/09	3/27/08	$ 38,000
3.47%, 2/2/09	4/29/08	$ 50,000
# Additional Information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value (Amounts in thousands)
$5,701,000 due 2/02/09 at 0.29%
Banc of America Securities LLC	$ 407
Bank of America, NA	1,083
Barclays Capital, Inc.	451
Deutsche Bank Securities, Inc.	361
Goldman, Sachs & Co.	622
Greenwich Capital Markets, Inc.	180
ING Financial Markets LLC	523
J.P. Morgan Securities, Inc.	1,795
Merrill Lynch Government Securities, Inc.	180
RBC Capital Markets Corp.	99
$ 5,701
$47,532,000 due 2/02/09 at 0.29%
Banc of America Securities LLC	$ 29,640
Goldman, Sachs & Co.	5,928
ING Financial Markets LLC	1,186
UBS Securities LLC	10,778
$ 47,532
Other Information

The following is a summary of the inputs used, as of January 31, 2009, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 25,274,441	$ -	$ 25,274,441	$ -
Income Tax Information
At January 31, 2009, the aggregate cost of investment securities for income tax purposes was $25,274,441,000.
Investment Valuation

As permitted by compliance with certain conditions under Rule 2a - 7 of the 1940 Act, securities are valued at amortized cost, which approximates value. Security transactions are accounted for as of trade date.

The Fund adopted the provisions of Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), effective with the beginning of the Fund's fiscal year. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are described below:

Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3 - Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or deemed less relevant (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity® Cash Management Funds: Tax-Exempt Fund

Daily Money Class
Capital Reserves Class

January 31, 2009

1.813077.104

DTE-QTLY-0309

Investments January 31, 2009 (Unaudited)

Showing Percentage of Net Assets

Municipal Securities - 98.1%
	Principal Amount (000s)	Value (000s)
Alabama - 0.3%
Alabama Pub. School & College Auth. Rev. Participating VRDN:
Series Putters 124, 1.03% (Liquidity Facility JPMorgan Chase & Co.) (b)(f)	$ 10,300	$ 10,300
Series Putters 2403, 0.46% (Liquidity Facility JPMorgan Chase Bank) (b)(f)	9,995	9,995
		20,295
Alaska - 0.6%
CIVICVentures Rev. Participating VRDN Series Solar 06 33, 0.46% (Liquidity Facility U.S. Bank NA, Minnesota) (b)(f)	12,275	12,275
Valdez Marine Term. Rev.:
(BP Pipelines, Inc. Proj.) Series 2003 C, 0.43%, VRDN (b)	3,430	3,430
(ConocoPhillips Proj.) Series 1994 A, 0.43%, VRDN (b)	19,000	19,000
(Exxon Pipeline Co. Proj.) Series 1993 A, 0.3%, VRDN (b)	15,600	15,600
		50,305
Arizona - 2.2%
Arizona Board of Regents Arizona State Univ. Rev.:
Series 2008 A, 0.35%, LOC Lloyds TSB Bank PLC, VRDN (b)	6,500	6,500
Series 2008 B, 0.42%, LOC Lloyds TSB Bank PLC, VRDN (b)	3,400	3,400
Arizona Ctfs. of Prtn. Bonds Series 2002 B, 5% 9/1/09	4,865	4,949
Arizona Health Facilities Auth. Rev.:
(Banner Health Sys. Proj.):
Series 2008 C, 0.45%, LOC Bank of Nova Scotia, New York Agcy., VRDN (b)	31,610	31,610
Series 2008 E, 0.45%, LOC Landesbank Baden-Wuert, VRDN (b)	7,300	7,300
(Catholic Healthcare West Proj.) Series 2008 C, 0.45%, LOC Bank of America NA, VRDN (b)	26,400	26,400
Phoenix Civic Impt. Corp. Wastewtr. Sys. Rev. Series 2007 B, 1.5% 2/2/09, LOC Dexia Cr. Local de France, CP	1,200	1,200
Phoenix Indl. Dev. Auth. Multi-family Hsg. Rev. (Paradise Lakes Apt. Proj.) Series 2007 A, 0.48%, LOC Wachovia Bank NA, VRDN (b)	14,500	14,500
Pima County Indl. Dev. Auth. Rev.:
(Broadway Proper Congregate Proj.) Series 2000 A, 0.45%, LOC State Street Bank & Trust Co., Boston, VRDN (b)	4,500	4,500
(Tucson Elec. Pwr. Co. Proj.) Series 2008 B, 0.6%, LOC JPMorgan Chase Bank, VRDN (b)	6,000	6,000
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Arizona - continued
Salt River Proj. Agricultural Impt. & Pwr. District Elec. Sys. Rev. Participating VRDN:
Series BA 08 3511, 1.03% (Liquidity Facility Bank of America NA) (b)(f)	$ 3,750	$ 3,750
Series EGL 06 0141, 0.51% (Liquidity Facility Citibank NA) (b)(f)	16,500	16,500
Series EGL 06 14 Class A, 0.51% (Liquidity Facility Citibank NA) (b)(f)	11,200	11,200
Series EGL 07 0012, 0.54% (Liquidity Facility Citibank NA) (b)(f)	13,850	13,850
Series Putters 3242, 0.46% (Liquidity Facility JPMorgan Chase Bank) (b)(f)	4,200	4,200
Series ROC II R 10268, 0.76% (Liquidity Facility Citigroup, Inc.) (b)(f)	9,900	9,900
Sun Devil Energy Ctr. LLC Rev. (Arizona State Univ. Proj.) Series 2008, 0.55% (Assured Guaranty Corp. Insured), VRDN (b)	8,200	8,200
Tolleson Muni. Fin. Corp. Rev. Bonds (American Wtr. Cap. Corp. Proj.) 1.9% tender 2/3/09, CP mode	6,000	6,000
		179,959
Arkansas - 0.1%
Univ. of Arkansas Univ. Revs. Participating VRDN Series Solar 06 26, 0.45% (Liquidity Facility U.S. Bank NA, Minnesota) (b)(f)	4,900	4,900
California - 2.4%
California Dept. of Wtr. Resources Pwr. Supply Rev.:
Series 2002 C9, 0.33%, LOC Citibank NA, VRDN (b)	17,215	17,215
Series 2008 J1, 0.4%, LOC JPMorgan Chase Bank, LOC California Pub. Employees' Retirement Sys., VRDN (b)	55,175	55,175
California Gen. Oblig.:
Series 2004 A1, 0.48%, LOC Citibank NA, LOC California Teachers Retirement Sys., VRDN (b)	45,375	45,375
Series 2004 A10, 0.35%, LOC Citibank NA, LOC California Teachers Retirement Sys., VRDN (b)	14,500	14,500
Series 2004 A2, 0.5%, LOC Citibank NA, LOC California Teachers Retirement Sys., VRDN (b)	1,400	1,400
Series 2004 A5, 0.45%, LOC Citibank NA, LOC California Teachers Retirement Sys., VRDN (b)	3,500	3,500
Series 2004 A7, 0.2%, LOC Citibank NA, LOC California Teachers Retirement Sys., VRDN (b)	18,760	18,760
Series 2004 B2, 0.5%, LOC Citibank NA, LOC State Street Bank & Trust Co., Boston, VRDN (b)	5,100	5,100
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
California - continued
California Statewide Cmntys. Dev. Auth. Rev. (SWEEP Ln. Prog.) Series 2007 B, 0.26%, LOC Citibank NA, VRDN (b)	$ 17,000	$ 17,000
Irvine Ranch Wtr. District Rev. (District #140, 240, 105, 250 Impt. Proj.) Series 1993, 0.45%, LOC Bank of America NA, VRDN (b)	4,900	4,900
Los Angeles Reg'l. Arpts. Impt. Rev. (Los Angeles Int'l. Arpt./Air France Proj.) 0.5%, LOC Societe Generale, VRDN (b)	3,100	3,100
Metropolitan Wtr. District of Southern California Wtrwks. Rev. Participating VRDN Series ROC II R 11301, 0.45% (Liquidity Facility Citibank NA) (b)(f)	4,290	4,290
San Francisco Bay Area Rapid Transit Fing. Auth. Participating VRDN Series ROC II R 11251, 0.45% (Liquidity Facility Citibank NA) (b)(f)	2,200	2,200
		192,515
Colorado - 3.6%
Aurora Hosp. Rev. (Children's Hosp. Assoc. Proj.) Series 2008 C, 0.3%, LOC Wells Fargo Bank NA, VRDN (b)	2,000	2,000
Aurora Swr. Impt. Rev. Participating VRDN Series Solar 06 72, 0.45% (Liquidity Facility U.S. Bank NA, Minnesota) (b)(f)	15,215	15,215
Colorado Edl. & Cultural Facilities Auth. Rev. (Clyfford Still Museum Proj.) Series 2008, 0.47%, LOC Wells Fargo Bank NA, VRDN (b)	2,540	2,540
Colorado Health Facilities Auth. Rev.:
Participating VRDN:
Series BA 08 1088, 0.48% (Liquidity Facility Bank of America NA) (b)(f)	4,625	4,625
Series BA 08 1090, 1.03% (Liquidity Facility Bank of America NA) (b)(f)	9,400	9,400
(Boulder Cmnty. Hosp. Proj.) Series 2000, 0.63%, LOC JPMorgan Chase Bank, VRDN (b)	37,865	37,865
(Catholic Health Initiatives Proj.):
Series 2000 B, 0.45% (Liquidity Facility JPMorgan Chase Bank), VRDN (b)	5,600	5,600
Series 2004 B:
0.4% (Liquidity Facility Landesbank Hessen-Thuringen), VRDN (b)	8,400	8,400
0.53% (Liquidity Facility Landesbank Hessen-Thuringen), VRDN (b)	25,665	25,665
Series 2004 B1, 0.35% (Liquidity Facility Bayerische Landesbank Girozentrale), VRDN (b)	3,300	3,300
Series 2004 B2, 0.53% (Liquidity Facility Bayerische Landesbank Girozentrale), VRDN (b)	9,600	9,600
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Colorado - continued
Colorado Reg'l. Trans. District Sales Tax Rev. Participating VRDN:
Series EGL 07 0039, 0.87% (Liquidity Facility Citibank NA) (b)(f)	$ 17,575	$ 17,575
Series EGL 07 0040, 0.87% (Liquidity Facility Citibank NA) (b)(f)	9,800	9,800
Colorado Springs Utils. Rev. Series 2000 A, 0.35%, VRDN (b)	67,750	67,750
Denver City & County Ctfs. of Prtn. Series A, 0.7% 2/5/09, LOC Wachovia Bank NA, CP	17,500	17,500
Denver Urban Renewal Auth. Tax Increment Rev. Series 2008 A1, 0.47%, LOC U.S. Bank NA, Minnesota, VRDN (b)	7,000	7,000
Lowry Econ. Redev. Auth. Rev. Series 2008 A, 0.5%, LOC Compass Bank, VRDN (b)	10,000	10,000
Moffat County Poll. Cont. Rev. (PacifiCorp Proj.) Series 1994, 0.4%, LOC Wells Fargo Bank NA, VRDN (b)	7,400	7,400
Platte County River Pwr. Auth. (Adjustable Elec. Rev. Proj.) Series S1, 0.47% (Liquidity Facility JPMorgan Chase Bank), VRDN (b)	28,100	28,100
		289,335
Connecticut - 0.5%
Connecticut Dev. Auth. Poll. Cont. Rev. Bonds (New England Pwr. Co. Proj.) Series 1999, 0.75% tender 2/18/09, CP mode	2,500	2,500
Connecticut Health & Edl. Facilities Auth. Rev.:
Participating VRDN Series EGL 7 05 3031, 0.55% (Liquidity Facility Landesbank Hessen-Thuringen) (b)(f)	22,900	22,900
(Hartford Hosp. Proj.) Series B, 0.4%, LOC Bank of America NA, VRDN (b)	2,500	2,500
(Yale Univ. Proj.) Series V1, 0.4%, VRDN (b)	8,815	8,815
		36,715
Delaware - 0.1%
Delaware Econ. Dev. Auth. Rev. (Delmarva Pwr. & Lt. Co. Proj.):
Series 1993 C, 2.1%, VRDN (b)	3,500	3,500
Series 1999 A, 1.1%, VRDN (b)	2,800	2,800
		6,300
District Of Columbia - 1.6%
District of Columbia Gen. Oblig.:
Series 2001 C, 0.4%, LOC JPMorgan Chase Bank, VRDN (b)	19,335	19,335
Series 2008 B, 0.45%, LOC Bank of America NA, VRDN (b)	8,000	8,000
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
District Of Columbia - continued
District of Columbia Gen. Oblig.: - continued
TRAN 2.5% 9/30/09	$ 15,000	$ 15,138
District of Columbia Rev.:
Bonds:
(American Nat'l. Red Cross Proj.) Series 2000, 0.35% tender 3/4/09, LOC JPMorgan Chase Bank, CP mode	10,500	10,500
(Nat'l. Academy of Sciences Proj.) 1.65% tender 3/10/09, LOC Bank of America NA, CP mode	20,000	20,000
(American Society for Microbiology Proj.) Series 1999 A, 0.53%, LOC Wachovia Bank NA, VRDN (b)	12,145	12,145
(George Washington Univ. Proj.) Series 1999 C, 0.4%, LOC Bank of America NA, VRDN (b)	9,025	9,025
(Medlantic/Helix Proj.) Series 1998 A Tranche III, 0.46%, LOC Bank of America NA, VRDN (b)	3,575	3,575
(The AARP Foundation Proj.) Series 2004, 0.45%, LOC Bank of America NA, VRDN (b)	1,450	1,450
(The Phillips Collection Issue Proj.) Series 2003, 0.45%, LOC Bank of America NA, VRDN (b)	3,800	3,800
District of Columbia Univ. Rev. (American Univ. Proj.) Series 2006 B, 0.45%, LOC Bank of America NA, VRDN (b)	25,960	25,960
		128,928
Florida - 9.5%
Alachua County Health Facilities Auth. Health Facilities Rev. Bonds (Shands Teaching Hospitals & Clinics, Inc. Proj.):
Series 2008 A, 0.85% tender 2/6/09, LOC Bank of America NA, CP mode	6,900	6,900
Series 2008 B, 0.9% tender 2/6/09, LOC Bank of America NA, CP mode	6,900	6,900
Brevard County School Board RAN Series 2008, 2.75% 4/24/09	22,000	22,041
Broward County Edl. Facilities Auth. Rev. (Nova Southeastern Univ. Proj.) Series 2004 C, 0.47%, LOC Bank of America NA, VRDN (b)	1,160	1,160
Broward County Fin. Auth. Multi-family Hsg. Rev. (Reflections Apts. Proj.) Series 1999, 0.45%, LOC Freddie Mac, VRDN (b)	5,940	5,940
Broward County School District TAN Series 2008, 3.5% 9/30/09	27,500	27,806
Davie Gen. Oblig. Rev. (United Jewish Cmnty. Proj.) 0.45%, LOC Bank of America NA, VRDN (b)	2,900	2,900
Escambia County Poll. Cont. Rev. Bonds (Gulf Pwr. Co. Proj.) Series 2003, 2.35%, tender 5/15/09 (b)	7,300	7,300
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Florida - continued
Florida Board of Ed. Pub. Ed. Cap. Outlay Participating VRDN:
Series BA 1054, 0.48% (Liquidity Facility Bank of America NA) (b)(f)	$ 6,615	$ 6,615
Series BBT 08 16, 0.45% (Liquidity Facility Branch Banking & Trust Co.) (b)(f)	10,830	10,830
Series Putters 3251, 0.46% (Liquidity Facility JPMorgan Chase Bank) (b)(f)	4,540	4,540
Florida Dept. of Trans. Tpk. Rev. Participating VRDN Series Putters 2539, 0.46% (Liquidity Facility JPMorgan Chase Bank) (b)(f)	7,115	7,115
Florida Gen. Oblig. Participating VRDN Series PZ 130, 0.57% (Liquidity Facility Wells Fargo & Co.) (b)(f)	2,860	2,860
Florida Hsg. Fin. Corp. Multi-family Mtg. Rev.:
(Tuscany Pointe Apts. Proj.) Series 2005 D, 0.48%, LOC Fannie Mae, VRDN (b)	850	850
(Victoria Park Apts. Proj.) Series 2002 J, 0.48%, LOC Fannie Mae, VRDN (b)	4,460	4,460
Florida Hurricane Catastrophe Fund Fin. Corp. Rev. Bonds Series 2006 A, 5% 7/1/09	12,900	13,036
Florida Muni. Ln. Council Rev. Participating VRDN Series Solar 06 81, 0.45% (Liquidity Facility U.S. Bank NA, Minnesota) (b)(f)	9,460	9,460
Florida Muni. Pwr. Agcy. Rev. (All-Requirements Pwr. Supply Proj.) Series 2008 C, 0.4%, LOC Bank of America NA, VRDN (b)	10,400	10,400
Florida Wtr. Poll. Cont. Fing. Corp. Rev. Bonds Series 2008 A, 2% 1/15/10	8,395	8,502
Fort Myers Util. Sys. Rev. Participating VRDN Series Solar 06 53, 0.51% (Liquidity Facility U.S. Bank NA, Minnesota) (b)(f)	12,775	12,775
Highlands County Health Facilities Auth. Rev.:
Bonds (Adventist Health Sys./Sunbelt, Inc. Prog.) Series 2005 I, 5%, tender 11/16/09 (b)	5,700	5,833
(Adventist Health Sys./Sunbelt, Inc. Prog.) Series 2007 A1, 0.25%, VRDN (b)	30,100	30,100
Hillsborough County Cap. Impt. Prog. Rev. Series A, 0.95% 2/10/09, LOC State Street Bank & Trust Co., Boston, CP	5,720	5,720
Indian River County School District TAN 2.75% 6/30/09	12,000	12,054
Jacksonville Econ. Dev. Commission Rev.:
(Bolles School Proj.) Series 1999 A, 0.55%, LOC Wachovia Bank NA, VRDN (b)	535	535
(YMCA of Florida's First Coast Proj.) 0.45%, LOC Bank of America NA, VRDN (b)	6,745	6,745
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Florida - continued
Jacksonville Elec. Auth. Elec. Sys. Rev. Bonds Series F, 0.6% tender 4/2/09 (Liquidity Facility Landesbank Hessen-Thuringen), CP mode	$ 33,400	$ 33,400
Jacksonville Health Facilities Auth. Hosp. Rev. (Baptist Med. Ctr. Proj.):
Series 2003 A, 0.47%, LOC Bank of America NA, VRDN (b)	14,800	14,800
Series 2003 C, 0.62%, LOC Bank of America NA, VRDN (b)	1,000	1,000
Series 2004, 0.35%, LOC Bank of America NA, VRDN (b)	29,200	29,200
Series 2007 B, 0.47%, LOC Branch Banking & Trust Co., VRDN (b)	5,825	5,825
Jacksonville Poll. Cont. Rev. Bonds (Florida Pwr. & Lt. Co. Proj.) Series 1992:
0.6% tender 2/5/09, CP mode	14,600	14,600
0.6% tender 2/5/09, CP mode	2,100	2,100
Lakeland Elec. & Wtr. Rev. Bonds Series 1999 C, 6.05% 10/1/09	4,000	4,122
Miami-Dade County Gen. Oblig. Participating VRDN Series BA 08 1126, 0.48% (Liquidity Facility Bank of America NA) (b)(f)	5,070	5,070
Miami-Dade County Indl. Dev. Auth. Rev. (The Cushman School, Inc. Proj.) Series 2002, 0.45%, LOC Bank of America NA, VRDN (b)	3,380	3,380
Miami-Dade County School Board Ctfs. of Prtn. Participating VRDN Series BA 08 1125X, 0.48% (Liquidity Facility Bank of America NA) (b)(f)	5,675	5,675
Miami-Dade County School District:
RAN Series 2009, 1.5% 1/28/10	86,500	87,184
TAN Series 2008, 3% 4/15/09	65,200	65,367
Miami-Dade County Transit Sales Surtax Rev. Participating VRDN Series EGL 06 101 Class A, 0.85% (Liquidity Facility Landesbank Hessen-Thuringen) (b)(f)	11,000	11,000
Orange County Indl. Dev. Auth. Indl. Dev. Rev. (Central Florida YMCA Proj.) Series 2002 A, 0.47%, LOC Bank of America NA, VRDN (b)	6,270	6,270
Orlando & Orange County Expressway Auth. Rev. Series 2008 B1, 0.45%, LOC Bank of America NA, VRDN (b)	1,000	1,000
Orlando Utils. Commission Wtr. & Elec. Rev. Series 2002 A, 0.45%, VRDN (b)	14,500	14,500
Palm Beach County Pub. Impt. Rev. Participating VRDN Series DB 699, 0.48% (Liquidity Facility Deutsche Bank AG) (b)(f)	4,575	4,575
Palm Beach County Rev.:
(Hospice of Palm Beach Proj.) Series 2001, 0.56%, LOC Northern Trust Co., Chicago, VRDN (b)	6,500	6,500
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Florida - continued
Palm Beach County Rev.: - continued
(Morse Oblig. Group Proj.) Series 2003, 0.45%, LOC Commerce Bank NA, VRDN (b)	$ 13,700	$ 13,700
(Planned Parenthood Proj.) Series 2002, 0.56%, LOC Northern Trust Co., Chicago, VRDN (b)	2,700	2,700
(Raymond F Kravis Ctr. Proj.) Series 2002, 0.5%, LOC Northern Trust Co., Chicago, VRDN (b)	6,050	6,050
Palm Beach County School District:
TAN 3.75% 9/23/09	61,700	62,343
0.65% 3/12/09, LOC Bank of America NA, CP	20,900	20,900
Panama City Beach Participating VRDN Series Solar 2006 129, 0.45% (Liquidity Facility U.S. Bank NA, Minnesota) (b)(f)	9,030	9,030
Pasco County School Board Ctfs. of Prtn. Series 2008 C, 0.45%, LOC Bank of America NA, VRDN (b)	14,100	14,100
Santa Rosa County Health Facilities Rev. (Baptists Hosp., Inc. Proj.) 0.45%, LOC Bank of America NA, VRDN (b)	4,170	4,170
South Miami Health Facilities Auth. Hosp. Rev. Participating VRDN Series Putters 2473, 0.46% (Liquidity Facility JPMorgan Chase Bank) (b)(f)	1,035	1,035
Sunshine State Govt. Fing. Commission Rev.:
Series 2007 J, 1.67% 2/6/09, CP	2,008	2,008
Series H:
0.8% 2/3/09, CP	13,500	13,500
1.25% 2/2/09, CP	9,000	9,000
1.35% 2/12/09, CP	12,500	12,500
Series L, 1.8% 2/2/09, LOC Dexia Cr. Local de France, CP	23,100	23,100
Volusia County School District TAN Series 2008, 3% 9/9/09	15,000	15,122
		758,203
Georgia - 2.8%
Athens-Clarke County Unified Govt. Dev. Auth. Rev. (Univ. of Georgia Athletic Assoc. Proj.):
Series 2003, 0.35%, LOC Bank of America NA, VRDN (b)	4,100	4,100
Series 2005 B, 0.35%, LOC Bank of America NA, VRDN (b)	2,600	2,600
Atlanta Arpt. Rev. Series 2005 A2, 0.55% 2/18/09, LOC Bayerische Landesbank, LOC Calyon SA, CP	10,706	10,706
Atlanta Tax Allocation (Westside Proj.) Series 2008, 0.5%, LOC Wachovia Bank NA, VRDN (b)	9,500	9,500
Atlanta Wtr. & Wastewtr. Rev. Series 2006 3, 1.85% 2/6/09, LOC Bank of America NA, LOC Dexia Cr. Local de France, CP	4,200	4,200
Burke County Indl. Dev. Auth. Poll. Cont. Rev. Series 1996-1, 2.75% 3/25/09, CP	23,000	23,000
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Georgia - continued
Cobb County Hsg. Auth. Multi-family Hsg. Rev. 0.38%, LOC Fannie Mae, VRDN (b)	$ 11,450	$ 11,450
Fulton County Dev. Auth.:
(Mount Vernon Presbyterian School Proj.) Series 2005, 0.5%, LOC Branch Banking & Trust Co., VRDN (b)	5,400	5,400
(Pace Academy, Inc. Proj.) Series 2008, 0.45%, LOC Bank of America NA, VRDN (b)	9,000	9,000
Gainesville & Hall County Hosp. Auth. Rev. (Northeast Georgia Health Sys., Inc. Proj.):
Series 2008 C, 0.55%, LOC Landesbank Baden-Wuert, VRDN (b)	16,000	16,000
Series 2008 D, 0.55%, LOC Landesbank Baden-Wuert, VRDN (b)	16,300	16,300
Series 2008 F, 0.55%, LOC Landesbank Baden-Wuert, VRDN (b)	16,800	16,800
Series 2008 G, 0.55%, LOC Bayerische Landesbank, VRDN (b)	15,430	15,430
Series 2008 H, 0.55%, LOC Landesbank Baden-Wuert, VRDN (b)	16,300	16,300
Georgia Gen. Oblig.:
Bonds:
Series 1998 B, 5.75% 7/1/09	5,000	5,096
Series 1999 B, 5.75% 8/1/09	5,000	5,123
Participating VRDN Series Clipper 07 53, 0.56% (Liquidity Facility State Street Bank & Trust Co., Boston) (b)(f)	9,995	9,995
Georgia Muni. Gas Auth. Rev. Bonds (Gas Portfolio III Proj.):
Series D, 3% 12/16/09	4,500	4,538
Series E, 3% 12/16/09	6,700	6,757
Monroe County Dev. Auth. Poll. Cont. Rev. Bonds (Georgia Pwr. Co. Plant Scherer Proj.) Second Series 1995, 2.1%, tender 7/14/09 (b)	9,000	9,000
Muni. Elec. Auth. of Georgia (Combustion Turbine Proj.) Series 2008 B, 0.45%, LOC Bayerische Landesbank, VRDN (b)	23,000	23,000
Roswell Hsg. Auth. Multi-family Hsg. Rev. (Greenhouse Roswell Proj.) Series 1996, 0.38%, LOC Fannie Mae, VRDN (b)	3,800	3,800
		228,095
Hawaii - 0.1%
Hawaii Gen. Oblig. Participating VRDN Series ROC II R 153, 0.88% (Liquidity Facility Citibank NA) (b)(f)	6,695	6,695
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Illinois - 5.4%
Chicago Gen. Oblig. Participating VRDN:
Series Putters 3306, 0.46% (Liquidity Facility JPMorgan Chase Bank) (b)(f)	$ 5,000	$ 5,000
Series ROC II R 11270, 0.68% (Liquidity Facility Citibank NA) (b)(f)	20,705	20,705
Series Solar 06 38, 0.45% (Liquidity Facility U.S. Bank NA, Minnesota) (b)(f)	2,500	2,500
Chicago Metropolitan Wtr. Reclamation District Greater Chicago Participating VRDN Series BBT 08 60, 0.45% (Liquidity Facility Branch Banking & Trust Co.) (b)(f)	4,385	4,385
Chicago Wastewtr. Transmission Rev.:
Series 2008 C1, 0.65%, LOC Harris NA, VRDN (b)	12,000	12,000
Series 2008 C2, 0.65%, LOC Bank of America NA, VRDN (b)	15,800	15,800
Series 2008 C3, 0.65%, LOC Northern Trust Co., Chicago, VRDN (b)	5,000	5,000
Chicago Wtr. Rev.:
Series 2004 A1, 0.4%, LOC California Pub. Employees' Retirement Sys., VRDN (b)	20,000	20,000
Series 2004 A3, 0.4%, LOC State Street Bank & Trust Co., Boston, VRDN (b)	8,450	8,450
Cook County Gen. Oblig. Bonds Series 1992 C, 6% 11/15/09	2,000	2,056
DuPage County Rev. (Morton Arboretum Proj.) 0.45%, LOC Bank of America NA, VRDN (b)	6,200	6,200
Illinois Dev. Fin. Auth. Rev. (Glenwood School for Boys Proj.) Series 1998, 0.5%, LOC Harris NA, VRDN (b)	3,000	3,000
Illinois Edl. Facilities Auth. Revs.:
Participating VRDN Series MACN 05 D, 0.48% (Liquidity Facility Bank of America NA) (b)(f)	7,010	7,010
(ACI Cultural Pooled Fing. Prog.) Series 2000, 0.5%, LOC JPMorgan Chase Bank, VRDN (b)	5,900	5,900
(Elmhurst College Proj.) Series 2003, 0.5%, LOC JPMorgan Chase Bank, VRDN (b)	1,625	1,625
Illinois Fin. Auth. Poll. Cont. Rev. (Commonwealth Edison Co. Proj.) Series 2008 F, 0.5%, LOC Bank of Nova Scotia, New York Agcy., VRDN (b)	18,200	18,200
Illinois Fin. Auth. Rev.:
Bonds (Advocate Health Care Proj.):
Series 2008 A2, 1.9%, tender 2/5/09 (b)	5,685	5,685
Series 2008 A3, 1.9%, tender 4/1/09 (b)	5,685	5,685
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Illinois - continued
Illinois Fin. Auth. Rev.: - continued
Participating VRDN:
Series EGL 06 118, Class A, 0.51% (Liquidity Facility Citibank NA) (b)(f)	$ 9,450	$ 9,450
Series Putters 3288Z, 0.46% (Liquidity Facility JPMorgan Chase Bank) (b)(f)	3,000	3,000
(Alexian Brothers Health Sys. Proj.) Series 2004, 0.4%, LOC JPMorgan Chase Bank, VRDN (b)	28,700	28,700
(Chicago Historical Society Proj.) Series 2006, 0.4%, LOC JPMorgan Chase Bank, VRDN (b)	7,175	7,175
(Chicago Symphony Orchestra Proj.) Series 2008, 0.4%, LOC RBS Citizens NA, VRDN (b)	8,000	8,000
(Children's Memorial Hosp. Proj.):
Series 2008 C, 0.35%, LOC JPMorgan Chase Bank, VRDN (b)	14,300	14,300
Series 2008 D, 0.35%, LOC JPMorgan Chase Bank, VRDN (b)	22,300	22,300
(Little Co. of Mary Hosp. Proj.):
Series 2008 A, 0.35%, LOC JPMorgan Chase Bank, VRDN (b)	19,500	19,500
Series 2008 B, 0.35%, LOC JPMorgan Chase Bank, VRDN (b)	24,580	24,580
(Northwest Cmnty. Hosp. Proj.) Series 2008 B, 0.28%, LOC Wells Fargo Bank NA, VRDN (b)	5,700	5,700
(Northwestern Univ. Proj.):
Series 2008 B, 0.25%, VRDN (b)	1,500	1,500
Series 2008 C, 0.2%, VRDN (b)	4,500	4,500
(Resurrection Health Care Sys. Proj.) Series 2008 A, 0.45%, LOC Bank of America NA, VRDN (b)	3,000	3,000
Illinois Gen. Oblig.:
Bonds Series 2008, 5% 4/1/09	5,000	5,026
Participating VRDN Series MACN 06 L, 0.48% (Liquidity Facility Bank of America NA) (b)(f)	5,235	5,235
Illinois Health Facilities Auth. Rev.:
Bonds (Evanston Northwestern Health Care Corp. Proj.):
Series 1992, 1.5% tender 3/19/09, CP mode	8,700	8,700
Series 1995, 1.5% tender 3/26/09, CP mode	4,300	4,300
1.5% tender 4/9/09, CP mode	3,500	3,500
(Herman M. Finch Univ. of Health Sciences/The Chicago Med. School Proj.) Series 2003, 0.5%, LOC JPMorgan Chase Bank, VRDN (b)	16,575	16,575
(Rehabilitation Inst. of Chicago Proj.) Series 1997, 0.5%, LOC Bank of America NA, VRDN (b)	1,900	1,900
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Illinois - continued
Illinois Health Facilities Auth. Rev.: - continued
(Swedish Covenant Hosp. Proj.):
Series 2003 A, 0.45%, LOC Bank of America NA, VRDN (b)	$ 6,475	$ 6,475
Series 2003 B, 0.45%, LOC Bank of America NA, VRDN (b)	22,545	22,545
Illinois Toll Hwy. Auth. Toll Hwy. Rev. Participating VRDN Series ROC II R 606PB, 1.03% (Liquidity Facility Deutsche Postbank AG) (b)(f)	6,745	6,745
Lombard Indl. Proj. Rev. (B&H Partnership Proj.) Series 1995, 0.85%, LOC Bank of America NA, VRDN (b)	3,375	3,375
Metropolitan Wtr. Reclamation District of Greater Chicago Participating VRDN Series Clipper 07 12, 0.56% (Liquidity Facility State Street Bank & Trust Co., Boston) (b)(f)	10,350	10,350
Univ. of Illinois Ctfs. of Prtn. (Util. Infrastructure Projs.) Series 2004, 0.35% (Liquidity Facility Bank of America NA), VRDN (b)	4,500	4,500
Univ. of Illinois Health Svcs. Facilities Sys. Rev. Series 1997 B, 0.55%, LOC Landesbank Hessen-Thuringen, VRDN (b)	1,000	1,000
Univ. of Illinois Univ. Revs.:
Participating VRDN Series EGL 06 124, 0.69% (Liquidity Facility Citibank NA) (b)(f)	18,600	18,600
(UIC South Campus Dev. Proj.) Series 2008, 0.5%, LOC JPMorgan Chase Bank, VRDN (b)	9,500	9,500
		429,232
Indiana - 1.2%
Hamilton Southeastern Indiana Consolidated School Bldg. Corp. Participating VRDN Series Solar 07 06, 0.45% (Liquidity Facility U.S. Bank NA, Minnesota) (b)(f)	10,000	10,000
Indiana Dev. Fin. Auth. Envir. Rev. Series 2005, 0.7%, LOC Royal Bank of Scotland PLC, VRDN (b)	11,800	11,800
Indiana Dev. Fin. Auth. Rev. (Indianapolis Museum of Art, Inc. Proj.) Series 2001, 0.5%, LOC JPMorgan Chase Bank, VRDN (b)	4,000	4,000
Indiana Edl. Facilities Auth. Rev.:
(Franklin College Proj.) Series 2003, 0.55%, LOC JPMorgan Chase Bank, VRDN (b)	8,825	8,825
(Hanover College Proj.) Series 2004 B, 0.47%, LOC JPMorgan Chase Bank, VRDN (b)	2,400	2,400
Indiana Fin. Auth. Health Sys. Rev. (Sisters of Saint Francis Health Svcs., Inc. Obligated Group Proj.):
Series 2008 D, 0.47%, LOC Bank of America NA, VRDN (b)	11,500	11,500
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Indiana - continued
Indiana Fin. Auth. Health Sys. Rev. (Sisters of Saint Francis Health Svcs., Inc. Obligated Group Proj.): - continued
Series 2008 G, 0.3%, LOC Bank of New York, New York, VRDN (b)	$ 5,250	$ 5,250
Series 2008 J, 0.3%, LOC Wells Fargo Bank NA, VRDN (b)	5,000	5,000
Indiana Fin. Auth. Rev. (Ascension Health Proj.) Series 2008 E1, 0.25%, VRDN (b)	11,400	11,400
Indiana Health & Edl. Facilities Fing. Auth. Hosp. Rev. (Howard Reg'l. Health Sys. Proj.) Series 2005, 0.73%, LOC JPMorgan Chase Bank, VRDN (b)	6,900	6,900
Marion Econ. Dev. Rev. (Indiana Wesleyan Univ. Proj.):
Series 2006, 0.45%, LOC Bank of America NA, VRDN (b)	5,000	5,000
0.45%, LOC Bank of America NA, VRDN (b)	10,045	10,045
Richmond Econ. Dev. Rev. (Friends Fellowship Cmnty. Proj.) Series 1997, 0.45%, LOC U.S. Bank NA, Minnesota, VRDN (b)	5,200	5,200
Saint Joseph County Ind. Edl. Facilities Rev. (Notre Dame Univ.) Series 1998, 0.15% (Liquidity Facility Wells Fargo Bank NA), VRDN (b)	2,000	2,000
		99,320
Iowa - 0.1%
Des Moines Metropolitan Wastewtr. Reclamation Auth. Swr. Rev. Participating VRDN Series Solar 06 84, 0.45% (Liquidity Facility U.S. Bank NA, Minnesota) (b)(f)	6,440	6,440
Kansas - 0.7%
Wichita Gen. Oblig. BAN Series 226, 0.8% 11/19/09 (a)	37,375	37,378
Wyandotte County/Kansas City Unified Govt. Gen. Oblig. BAN Series III, 2.34% 4/1/09	15,100	15,100
		52,478
Kentucky - 0.8%
Kentucky Asset/Liability Commission Road Fund Bonds First Series A, 1.9% tender 2/2/09 (Liquidity Facility Dexia Cr. Local de France), CP mode	25,000	25,000
Louisville & Jefferson County Metropolitan Swr. District Swr. & Drain Sys. Rev. Participating VRDN Series Solar 06 87, 0.45% (Liquidity Facility U.S. Bank NA, Minnesota) (b)(f)	18,235	18,235
Warren County Hosp. Rev. (Bowling Green-Warren County Cmnty. Hosp. Corp. Proj.) Series 2008, 0.53% (Assured Guaranty Corp. Insured), VRDN (b)	17,110	17,110
		60,345
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Louisiana - 2.0%
Louisiana Gas & Fuel Tax Rev. Participating VRDN:
Series EGL 06 0137, 0.89% (Liquidity Facility Citibank NA) (b)(f)	$ 11,550	$ 11,550
Series EGL 06 30, 0.93% (Liquidity Facility Landesbank Hessen-Thuringen) (b)(f)	20,000	20,000
Series ROC II R 12117, 1.08% (Liquidity Facility Citigroup, Inc.) (b)(f)	15,000	15,000
Series ROC II R 12138, 1.14% (Liquidity Facility Citigroup, Inc.) (b)(f)	9,900	9,900
Louisiana Gen. Oblig. Series 2008 A, 0.35%, LOC BNP Paribas SA, VRDN (b)	38,900	38,900
Louisiana Offshore Term. Auth. Deepwater Port Rev. (LOOP LLC Proj.) Series 2003 B, 0.5%, LOC JPMorgan Chase Bank, VRDN (b)	9,575	9,575
Louisiana Pub. Facilities Auth. Gulf Opportunity Zone Rev. (Celtic Mgmt. Corp. Proj.) Series 2008, 0.53%, LOC JPMorgan Chase Bank, VRDN (b)	10,000	10,000
Louisiana Pub. Facilities Auth. Hosp. Rev. (Franciscan Missionaries of Our Lady Health Sys. Proj.):
Series 2005 B, 0.35%, LOC JPMorgan Chase Bank, VRDN (b)	30,000	30,000
Series 2008 A, 0.45%, LOC JPMorgan Chase Bank, VRDN (b)	9,000	9,000
Louisiana Pub. Facilities Auth. Rev. (Christus Health Proj.) Series 2008 D2, 0.35%, LOC Bank of Nova Scotia, New York Agcy., VRDN (b)	5,250	5,250
Saint Charles Parish Poll. Cont. Rev. (Shell Oil Co. Proj.) Series 1992 B, 0.45% (Shell Oil Co. Guaranteed), VRDN (b)	4,600	4,600
		163,775
Maine - 0.1%
Maine Health Student Finl. Auth. Participating VRDN Series Solar 06 122, 0.45% (Liquidity Facility U.S. Bank NA, Minnesota) (b)(f)	7,995	7,995
Maryland - 3.3%
Anne Arundel County Gen. Oblig.:
Participating VRDN Series BBT 08 10, 0.48% (Liquidity Facility Branch Banking & Trust Co.) (b)(f)	13,805	13,805
Series A, 1% 3/31/09, CP	25,000	25,000
Anne Arundel County Port Facilities Auth. Rev. Bonds (Baltimore Gas & Elec. Co. Proj.) Series 1985:
5% tender 2/6/09, LOC Wachovia Bank NA, CP mode	7,500	7,500
5% tender 2/12/09, LOC Wachovia Bank NA, CP mode	7,200	7,200
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Maryland - continued
Baltimore County Gen. Oblig. Series 2002, 0.85% 3/13/09 (Liquidity Facility BNP Paribas SA), CP	$ 25,900	$ 25,900
Howard County Gen. Oblig. 1% 3/10/09 (Liquidity Facility State Street Bank & Trust Co., Boston), CP	19,000	19,000
Maryland Econ. Dev. Auth. Rev. (United States Pharmacopeial Convention, Inc. Proj.) Series 2008 A, 0.4%, LOC Bank of America NA, VRDN (b)	9,865	9,865
Maryland Econ. Dev. Corp. Rev. (Howard Hughes Med. Institute Proj.) Series 2008 A, 0.25%, VRDN (b)	1,250	1,250
Maryland Gen. Oblig. Bonds:
(State & Local Facilities Ln. Prog.) First Series 2006 A, 5% 3/1/09	3,000	3,007
Series 2004, 5% 2/1/09	3,000	3,000
Maryland Health & Higher Edl. Facilities Auth. Rev.:
Participating VRDN Series BBT 08 46, 0.45% (Liquidity Facility Branch Banking & Trust Co.) (b)(f)	3,845	3,845
(Adventist Healthcare Proj.) Series 2005 A, 0.45%, LOC Bank of America NA, VRDN (b)	3,000	3,000
(Mercy Med. Ctr. Proj.):
Series 2007 B, 0.4%, LOC Bank of America NA, VRDN (b)	12,465	12,465
Series 2007 C, 0.4%, LOC Bank of America NA, VRDN (b)	38,600	38,600
(Univ. of Maryland Med. Sys. Proj.) Series 2008 C, 0.47%, LOC PNC Bank NA, Pittsburgh, VRDN (b)	17,000	17,000
(Villa Julie College, Inc. Proj.) Series 2005, 0.4%, LOC Bank of America NA, VRDN (b)	16,050	16,050
Series F, 0.85% 2/6/09, LOC Bank of America NA, CP	21,500	21,500
Maryland Trans. Auth. Passenger Facility Charge Rev. Series 2003 A, 1.05%, LOC State Street Bank & Trust Co., Boston, VRDN (b)	12,670	12,670
Montgomery County Econ. Dev. Rev. (Georgetown Preparatory School, Inc. Proj.) Series 2005, 0.45%, LOC Bank of America NA, VRDN (b)	2,730	2,730
Montgomery County Hsg. Opportunities Commission Series 2002 C, 0.47%, LOC PNC Bank NA, Pittsburgh, VRDN (b)	2,965	2,965
Montgomery County Hsg. Opportunities Commission Hsg. Rev. (Falklands Apts. Proj.) Series 1985 B, 0.3%, LOC Fannie Mae, VRDN (b)	5,050	5,050
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Maryland - continued
Prince George's County Rev. (Collington Episcopal Proj.) Series 2006 A, 0.45%, LOC Bank of America NA, VRDN (b)	$ 9,470	$ 9,470
Univ. of Maryland Sys. Auxiliary Facility & Tuition Rev. Bonds Series 2003 A, 5% 4/1/09	4,220	4,243
		265,115
Massachusetts - 2.9%
Massachusetts Bay Trans. Auth. Assessment Rev. Participating VRDN Series ROC II R 8514, 0.69% (Liquidity Facility Citigroup, Inc.) (b)(f)	4,000	4,000
Massachusetts Dev. Fin. Agcy. Rev. (Boston Univ. Proj.) Series U5B, 0.43%, LOC RBS Citizens NA, VRDN (b)	15,000	15,000
Massachusetts Gen. Oblig.:
(Central Artery Proj.) Series 2000 B, 0.5% (Liquidity Facility State Street Bank & Trust Co., Boston), VRDN (b)	11,000	11,000
Series 2006 A, 2% (Liquidity Facility Dexia Cr. Local de France), VRDN (b)	11,630	11,630
Massachusetts Health & Edl. Facilities Auth. Rev.:
(Amherst College Proj.):
Series 1996 F, 0.25%, VRDN (b)	4,700	4,700
Series 2005 J2, 0.39%, VRDN (b)	9,625	9,625
(Harvard Univ. Proj.):
Series BB 0.2%, VRDN (b)	39,300	39,300
Series R, 0.4%, VRDN (b)	22,095	22,095
(Massachusetts Institute of Technology Proj.) Series 2001 J1, 0.2%, VRDN (b)	20,320	20,320
(Partners HealthCare Sys., Inc. Proj.) Series D5, 0.4%, VRDN (b)	1,200	1,200
(Wellesley College Proj.) Series 2008 I, 0.4%, VRDN (b)	24,110	24,110
Massachusetts School Bldg. Auth. Dedicated Sales Tax Rev.:
Participating VRDN Series ROC II R 12006, 1.12% (Liquidity Facility Citigroup, Inc.) (b)(f)	9,900	9,900
Series A, 0.45% 7/8/09, LOC Bank of Nova Scotia, New York Agcy., CP	20,800	20,800
Massachusetts Wtr. Resources Auth. Wtr. & Swr. Rev.:
Participating VRDN Series ROC II R 11316, 0.85% (Liquidity Facility Citibank NA) (b)(f)	14,850	14,850
Series 1999, 0.32% 4/7/09, LOC State Street Bank & Trust Co., Boston, CP	10,700	10,700
Series 2002 C, 0.25%, LOC Landesbank Hessen-Thuringen, VRDN (b)	7,000	7,000
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Massachusetts - continued
Massachusetts Wtr. Resources Auth. Wtr. & Swr. Rev.: - continued
Series 2008 C, 0.3% (Liquidity Facility Bayerische Landesbank), VRDN (b)	$ 2,615	$ 2,615
Somerville Gen. Oblig. BAN 2% 2/20/09	7,001	7,004
		235,849
Michigan - 2.4%
Detroit Gen. Oblig. TAN Series 2008, 3.5% 3/31/09, LOC JPMorgan Chase Bank	23,900	23,964
Grand Valley Michigan State Univ. Rev. Series 2008 B, 0.45%, LOC RBS Citizens NA, VRDN (b)	7,140	7,140
Kent Hosp. Fin. Auth. Hosp. Facilities Rev. (Spectrum Health Sys. Proj.) Series 2008 B3, 0.43% (Liquidity Facility Wells Fargo Bank NA), VRDN (b)	23,000	23,000
Michigan Bldg. Auth. Rev. Series 5, 0.85% 2/12/09, LOC Bank of New York, New York, LOC State Street Bank & Trust Co., Boston, CP	2,160	2,160
Michigan Hosp. Fin. Auth. Rev.:
(Henry Ford Health Sys. Proj.) Series 2007, 0.45%, LOC JPMorgan Chase Bank, VRDN (b)	45,115	45,115
(McLaren Health Care Corp. Proj.) Series 2008 B3, 0.45%, LOC JPMorgan Chase Bank, VRDN (b)	9,000	9,000
(Munising Memorial Hosp. Assoc. Proj.) Series 2006, 0.63%, LOC Banco Santander SA, VRDN (b)	6,300	6,300
Michigan Strategic Fund Ltd. Oblig. Rev.:
(Detroit Edison Co. Proj.) Series 2008 ET, 0.45%, LOC Bank of Nova Scotia, New York Agcy., VRDN (b)	3,900	3,900
(Van Andel Research Institute Proj.) Series 2008, 0.45%, LOC Bank of America NA, VRDN (b)	75,000	75,000
		195,579
Minnesota - 1.6%
Bloomington Sr. Hsg. Rev. (Presbyterian Homes Proj.) Series 2008, 0.55%, LOC Freddie Mac, VRDN (b)	5,000	5,000
Minneapolis Health Care Sys. Rev. (Fairview Health Svcs. Proj.) Series 2008 C, 0.41%, LOC Wells Fargo Bank NA, VRDN (b)	5,800	5,800
Minnesota Agric. & Econ. Dev. Board Rev. (Essentia Health Obligated Group Proj.) Series 2008 C4, 0.65% (Assured Guaranty Corp. Insured), VRDN (b)	25,300	25,300
Minnesota Gen. Oblig.:
Bonds:
Series 2008 C, 5% 8/1/09	4,965	5,048
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Minnesota - continued
Minnesota Gen. Oblig.: - continued
Bonds:
5% 8/1/09	$ 14,000	$ 14,209
5% 11/1/09	5,000	5,147
Participating VRDN Series Putters 3265, 0.46% (Liquidity Facility JPMorgan Chase & Co.) (b)(f)	10,000	10,000
Minnetonka Multi-family Hsg. Rev. (Cliffs at Ridgedale Proj.) Series 1995, 0.58%, LOC Fannie Mae, VRDN (b)	2,450	2,450
Robbinsdale Gen. Oblig. (North Memorial Health Care Proj.):
Series 2008 A1, 0.55%, LOC Wells Fargo Bank NA, VRDN (b)	5,000	5,000
Series 2008 A2, 0.55%, LOC Wells Fargo Bank NA, VRDN (b)	15,000	15,000
Series 2008 A3, 0.42%, LOC Wells Fargo Bank NA, VRDN (b)	5,310	5,310
Rochester Health Care Facilities Rev. Series 2008 C, 0.3% 2/23/09, CP	10,000	10,000
Saint Cloud Health Care Rev. (CentraCare Health Sys. Proj.) Series 2008 B, 0.48% (Assured Guaranty Corp. Insured), VRDN (b)	15,320	15,320
Univ. of Minnesota Series 1999 A, 0.2% (Liquidity Facility Landesbank Hessen-Thuringen), VRDN (b)	3,920	3,920
		127,504
Mississippi - 1.7%
Jackson County Port Facilities Rev. (Chevron U.S.A., Inc. Proj.) Series 1993, 0.35%, VRDN (b)	15,000	15,000
Mississippi Bus. Fin. Corp.:
Participating VRDN Series MS 06 2240, 0.45% (Liquidity Facility Wells Fargo & Co.) (b)(f)(g)	26,680	26,680
(Chevron USA, Inc. Proj.) Series 2007 C, 0.3% (Chevron Corp. Guaranteed), VRDN (b)	38,200	38,200
Mississippi Dev. Bank Spl. Oblig.:
(East Mississippi Correctional Facility Proj.) Series 2008 B, 0.45%, LOC Bank of America NA, VRDN (b)	32,000	32,000
(Harrison County Proj.) Series 2008 A2, 0.45%, LOC Bank of America NA, VRDN (b)	13,525	13,525
Mississippi Hosp. Equip. & Facilities Auth. Bonds (Baptist Memorial Health Care Proj.) Series 2004 B2, 2.5%, tender 2/5/09 (b)	10,000	10,000
		135,405
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Missouri - 1.7%
Bi-State Dev. Agcy. Missouri Illinois Metropolitan District Rev. (MetroLink Cross County Extension Proj.) Series 2005 A, 0.45%, LOC JPMorgan Chase Bank, VRDN (b)	$ 2,650	$ 2,650
Kansas City Indl. Dev. Auth. Student Hsg. Facilities Rev. (Oak Street West Proj.) Series 2006, 0.46%, LOC Bank of America NA, VRDN (b)	14,300	14,300
Missouri Dev. Fin. Board Lease Rev. (Missouri Assoc. of Muni. Utils. Proj.) 0.7%, LOC U.S. Bank NA, Minnesota, VRDN (b)	2,870	2,870
Missouri Health & Edl. Facilities Auth. Edl. Facilities Rev. (Saint Louis Univ. Proj.):
Series 2008 A2, 0.6%, LOC Wells Fargo Bank NA, VRDN (b)	2,000	2,000
Series 2008 B2, 0.6%, LOC Bank of America NA, VRDN (b)	4,135	4,135
Missouri Health & Edl. Facilities Auth. Health Facilities Rev.:
Bonds (Cox Health Sys. Proj.) Series B, 0.37% tender 2/9/09, LOC Bank of Nova Scotia, New York Agcy., CP mode	8,000	8,000
(Bethesda Health Group Proj.) Series 2001 A, 0.55%, LOC U.S. Bank NA, Minnesota, VRDN (b)	30,475	30,475
(BJC Health Sys. Proj.) Series 2008 D, 0.2%, VRDN (b)	30,600	30,600
(SSM Health Care Sys. Proj.):
Series 2005 A1, 0.46%, LOC Bank of America NA, VRDN (b)	2,600	2,600
Series 2005 C2, 0.46%, LOC Bank of America NA, VRDN (b)	10,500	10,500
Missouri Health & Edl. Facilities Auth. Rev.:
Bonds (Ascension Health Proj.) Series 2003 C3, 1.75%, tender 3/3/09 (b)	8,500	8,500
(Lutheran Sr. Svcs. Proj.) Series 2008, 0.45%, LOC U.S. Bank NA, Minnesota, VRDN (b)	9,000	9,000
Missouri Highways & Trans. Commission State Road Rev. Series 2005 B, 0.3%, LOC State Street Bank & Trust Co., Boston, VRDN (b)	9,540	9,540
		135,170
Nebraska - 0.4%
Nebraska Invt. Fin. Auth. Single Family Hsg. Rev. Series 2008 G, 0.5% (Liquidity Facility Fed. Home Ln. Bank Topeka), VRDN (b)	11,135	11,135
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Nebraska - continued
Omaha Pub. Pwr. District Elec. Rev.:
Bonds Series 2002 B, 4.5% 2/1/10	$ 1,000	$ 1,038
Participating VRDN Series BBT 2060, 0.5% (Liquidity Facility Branch Banking & Trust Co.) (b)(f)	23,120	23,120
		35,293
Nevada - 1.1%
Clark County Arpt. Rev.:
Series 2008 D2, 0.55%, LOC Landesbank Baden-Wuert, VRDN (b)	17,000	17,000
Series 2008 D3, 0.55%, LOC Bayerische Landesbank, VRDN (b)	14,350	14,350
Clark County Fuel Tax:
Participating VRDN:
Series Putters 1309, 1.03% (Liquidity Facility JPMorgan Chase Bank) (b)(f)	4,235	4,235
Series ROC II R 11507, 0.5% (Liquidity Facility Citibank NA) (b)(f)	4,500	4,500
Series 2008 A:
0.7% 3/3/09, LOC BNP Paribas SA, CP	3,600	3,600
0.7% 3/3/09, LOC California Teachers Retirement Sys., LOC State Street Bank & Trust Co., Boston, CP	12,000	12,000
Series 2008 B, 0.5% 5/7/09, LOC California Teachers Retirement Sys., LOC State Street Bank & Trust Co., Boston, CP	10,000	10,000
Nevada Gen. Oblig. Participating VRDN Series Merlots 08 D81, 1.15% (Liquidity Facility Wachovia Bank NA) (b)(f)	5,075	5,075
Nevada Hwy. Impt. Rev. Bonds Series 2003, 5% 12/1/09	5,805	5,986
Reno Hosp. Rev. (Renown Reg'l. Med. Ctr. Proj.) Series 2009 B, 0.5%, LOC Wells Fargo Bank NA, VRDN (b)	6,000	6,000
Truckee Meadows Wtr. Auth. Wtr. Rev.:
Participating VRDN Series SGA 01 137, 0.75% (Liquidity Facility Societe Generale) (b)(f)	2,100	2,100
Series 2006 B, 0.3% 2/6/09, LOC Lloyds TSB Bank PLC, CP	2,000	2,000
		86,846
New Hampshire - 0.0%
New Hampshire Health & Ed. Facilities Auth. Rev. (Exeter Hosp. Obligated Group Proj.) Series 2001 B, 0.4%, LOC Bank of America NA, VRDN (b)	2,610	2,610
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
New Jersey - 2.1%
New Jersey Econ. Dev. Auth. School Facilities Construction Rev. Series 2008 V3, 0.43%, LOC Bank of Nova Scotia, New York Agcy., VRDN (b)	$ 8,240	$ 8,240
New Jersey Gen. Oblig. TRAN Series 2009 A, 3% 6/25/09	157,200	158,042
		166,282
New Mexico - 0.3%
Farmington Poll. Cont. Rev. (Arizona Pub. Svc. Co. Four Corners Proj.) Series 1994 B, 0.59%, LOC Barclays Bank PLC, VRDN (b)	5,760	5,760
New Mexico Fin. Auth. Trans. Rev.:
Series 2008 A1, 0.5%, LOC State Street Bank & Trust Co., Boston, VRDN (b)	6,200	6,200
Series 2008 B1, 0.5%, LOC State Street Bank & Trust Co., Boston, VRDN (b)	11,600	11,600
		23,560
New York - 8.7%
Hempstead Town Gen. Oblig. Bonds Series A, 2% 8/15/09 (a)	7,175	7,230
Monroe County Indl. Dev. Agcy. Civic Facility Rev. (Margaret Woodbury Strong Museum Proj.) Series 2005, 0.35%, LOC JPMorgan Chase Bank, VRDN (b)	1,775	1,775
Nassau County Interim Fin. Auth. Series 2008 A, 0.2% (Liquidity Facility BNP Paribas SA), VRDN (b)	10,000	10,000
New York City Gen. Oblig.:
Bonds Series 2008 J1, 4% 8/1/09	5,765	5,849
Series 1994 A5, 0.35%, LOC KBC Bank NV, VRDN (b)	1,015	1,015
Series 2004 H7, 0.3%, LOC KBC Bank NV, VRDN (b)	20,010	20,010
Series 2008 J10, 0.27% (Liquidity Facility BNP Paribas SA), VRDN (b)	41,020	41,020
Series 2008 J6, 0.48%, LOC Landesbank Hessen-Thuringen, VRDN (b)	29,935	29,935
New York City Hsg. Dev. Corp. Multi-family Hsg. Mtg. Rev. (Beekman Tower Proj.) Series 2008 A, 0.25%, LOC RBS Citizens NA, VRDN (b)	19,000	19,000
New York City Hsg. Dev. Corp. Multi-family Rental Hsg. Rev. (90 Washington Street Proj.) Series 2005 A, 0.25%, LOC Fannie Mae, VRDN (b)	16,000	16,000
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev.:
Series 2000 C, 0.9% (Liquidity Facility Dexia Cr. Local de France), VRDN (b)	10,000	10,000
Series 2003 F2, 0.42% (Liquidity Facility Bayerische Landesbank Girozentrale), VRDN (b)	44,485	44,485
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
New York - continued
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev.: - continued
Series 2005 AA2, 1% (Liquidity Facility Dexia Cr. Local de France), VRDN (b)	$ 7,000	$ 7,000
Series 2006 AA1, 0.5% (Liquidity Facility California Teachers Retirement Sys.) (Liquidity Facility State Street Bank & Trust Co., Boston), VRDN (b)	72,950	72,950
Series 2008 BB, 0.57% (Liquidity Facility Bank of America NA), VRDN (b)	4,000	4,000
Series 2008 BB2, 0.35% (Liquidity Facility Bank of America NA), VRDN (b)	2,600	2,600
Series 2009 BB1, 0.35% (Liquidity Facility Landesbank Hessen-Thuringen), VRDN (b)	27,785	27,785
Series 2009 BB2, 0.5% (Liquidity Facility Landesbank Hessen-Thuringen), VRDN (b)	21,300	21,300
Series 6, 0.4% 2/18/09 (Liquidity Facility Landesbank Baden-Wuert) (Liquidity Facility Landesbank Hessen-Thuringen), CP	17,800	17,800
New York City Transitional Fin. Auth. Rev.:
Series 2003 1E, 0.35% (Liquidity Facility Bayerische Landesbank Girozentrale), VRDN (b)	5,330	5,330
Series 2003 C5, 0.35% (Liquidity Facility Citibank NA), VRDN (b)	15,000	15,000
New York Dorm. Auth. Revs.:
(New York City Court Facilities Lease Proj.) Series 2005 B, 0.4%, LOC Bayerische Landesbank Girozentrale, VRDN (b)	31,800	31,800
Series 2008 C, 0.35%, LOC Bank of America NA, VRDN (b)	37,575	37,575
New York Hsg. Fin. Agcy. Rev. (88 Leonard Street Proj.) Series 2005 A, 0.35%, LOC Landesbank Hessen-Thuringen, VRDN (b)	2,900	2,900
New York Local Govt. Assistance Corp. Series 1995 G, 0.35% (New York State Gen. Oblig. Guaranteed), LOC Bank of Nova Scotia, New York Agcy., VRDN (b)	6,500	6,500
New York Metropolitan Trans. Auth. Rev.:
Series 2002 G1, 0.25%, LOC Bank of Nova Scotia, New York Agcy., VRDN (b)	35,000	35,000
Series 2005 D2, 0.35%, LOC Landesbank Hessen-Thuringen, VRDN (b)	2,900	2,900
Series 2005 G1, 0.39%, LOC BNP Paribas SA, VRDN (b)	4,270	4,270
Series 2005 G2, 0.35%, LOC BNP Paribas SA, VRDN (b)	12,195	12,195
New York Pwr. Auth. Series 1, 0.4% 3/12/09, CP	3,525	3,525
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
New York - continued
New York State Envir. Facilities Corp. Solid Waste Disp. Rev. (Gen. Elec. Cap. Corp. Proj.) Series 1987 A, 0.35%, VRDN (b)	$ 2,300	$ 2,300
New York Urban Dev. Corp. Rev. Bonds Series 2009 A1, 2% 12/15/09	18,295	18,507
Suffolk County Gen. Oblig. TAN Series 2009 I, 2% 8/13/09	75,000	75,481
Tarrytown Gen. Oblig. BAN 2% 2/20/09	20,000	20,010
Triborough Bridge & Tunnel Auth. Revs. Series 2002 F, 0.3% (Liquidity Facility ABN-AMRO Bank NV), VRDN (b)	26,515	26,515
Troy Indl. Dev. Auth. Civic Facilities Rev. (Rensselaer Polytechnic Institute Proj.) Series 2002 B, 0.25%, LOC JPMorgan Chase Bank, VRDN (b)	40,600	40,600
		700,162
North Carolina - 3.3%
Board of Governors of the Univ. of North Carolina Series D, 0.7% 3/6/09 (Liquidity Facility Univ. of North Carolina at Chapel Hill Rev.), CP	6,650	6,650
Charlotte Gen. Oblig. Series 2007, 0.45% (Liquidity Facility KBC Bank NV), VRDN (b)	5,000	5,000
Charlotte Wtr. & Swr. Sys. Rev.:
Series 2002 B, 0.5% (Liquidity Facility Wachovia Bank NA), VRDN (b)	600	600
Series 2006 B, 0.5% (Liquidity Facility Wachovia Bank NA), VRDN (b)	22,200	22,200
Greensboro Combined Enterprise Sys. Rev. Series 2005 B, 0.45% (Liquidity Facility Bank of America NA), VRDN (b)	7,020	7,020
Mecklenburg County Gen. Oblig. Bonds Series B, 4% 2/1/09	1,000	1,000
North Carolina Cap. Facilities Fin. Agcy. Cap. Facilities Rev. (Guilford College Proj.) Series 2005 A, 0.5%, LOC Branch Banking & Trust Co., VRDN (b)	7,175	7,175
North Carolina Cap. Facilities Fin. Agcy. Edl. Facilities Rev.:
(Campbell Univ. Proj.) Series 2004, 0.5%, LOC Branch Banking & Trust Co., VRDN (b)	5,285	5,285
(High Point Univ. Rev.) Series 2006, 0.5%, LOC Branch Banking & Trust Co., VRDN (b)	9,885	9,885
North Carolina Cap. Facilities Fin. Agcy. Rev. Participating VRDN:
Series EGL 06 0139, 0.51% (Liquidity Facility Citibank NA) (b)(f)	2,800	2,800
Series EGL 07 0015, 0.54% (Liquidity Facility Citibank NA) (b)(f)	10,890	10,890
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
North Carolina - continued
North Carolina Edl. Facilities Fin. Agcy. Rev.:
(Duke Univ. Proj.):
Series 1991 B, 0.2%, VRDN (b)	$ 4,000	$ 4,000
Series 1992 A, 0.2%, VRDN (b)	1,000	1,000
(Providence Day School Proj.) Series 1999, 0.45%, LOC Bank of America NA, VRDN (b)	8,795	8,795
(Queens College Proj.) Series 1999 B, 0.53%, LOC Bank of America NA, VRDN (b)	4,175	4,175
North Carolina Gen. Oblig.:
Bonds Series 1999, 4.6% 4/1/17 (Pre-Refunded to 4/1/09 @ 102) (e)	2,200	2,254
Series 2002 D, 0.45% (Liquidity Facility Landesbank Hessen-Thuringen), VRDN (b)	4,200	4,200
Series 2002 E, 0.43% (Liquidity Facility Bayerische Landesbank Girozentrale), VRDN (b)	21,085	21,085
North Carolina Infrastructure Fin. Corp. Ctfs. of Prtn. Bonds Series 2007 A, 5% 5/1/09	2,370	2,389
North Carolina Med. Care Commission Health Care Facilities Rev. (Wake Forest Univ. Proj.) Series 2008 C, 0.45%, LOC Bank of America NA, VRDN (b)	5,820	5,820
North Carolina Med. Care Commission Hosp. Rev.:
(CaroMont Health Proj.):
Series 2003 A, 0.4%, LOC Bank of America NA, VRDN (b)	20,300	20,300
Series 2003 B, 0.4%, LOC Bank of America NA, VRDN (b)	19,600	19,600
Series 2007, 0.35%, LOC Bank of America NA, VRDN (b)	3,660	3,660
Piedmont Triad Arpt. Auth. Series 2008 A, 0.45%, LOC Branch Banking & Trust Co., VRDN (b)	7,800	7,800
Univ. of North Carolina at Chapel Hill Rev. Participating VRDN:
Series BA 08 1085, 0.48% (Liquidity Facility Bank of America NA) (b)(f)	6,900	6,900
Series BBT 08 19, 0.45% (Liquidity Facility Branch Banking & Trust Co.) (b)(f)	25,795	25,795
Series EGL 05 3014 Class A, 0.51% (Liquidity Facility Citibank NA) (b)(f)	7,700	7,700
Wake County Gen. Oblig.:
BAN Series 2008, 3.5% 10/15/09	34,600	35,030
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
North Carolina - continued
Wake County Gen. Oblig.: - continued
Series 2007 A, 0.42% (Liquidity Facility Bank of America NA), VRDN (b)	$ 1,100	$ 1,100
Series 2007 B, 0.42% (Liquidity Facility Bank of America NA), VRDN (b)	3,000	3,000
		263,108
North Dakota - 0.1%
Cass County Health Care Facilities Rev. (Essentia Health Obligated Group Proj.) Series 2008 A2, 0.55% (Assured Guaranty Corp. Insured), VRDN (b)	7,000	7,000
Ohio - 3.2%
Akron Bath Copley Hosp. District Rev. (Akron Gen. Health Systems Proj.) Series 2008, 0.4%, LOC JPMorgan Chase Bank, VRDN (b)	12,700	12,700
Allen County Hosp. Facilities Rev. (Catholic Healthcare Partners Proj.) Series 2008 A, 0.35%, LOC Bank of America NA, VRDN (b)	9,900	9,900
American Muni. Pwr. Series 2008 A, 1.1% 2/6/09, LOC JPMorgan Chase Bank, CP	14,750	14,750
Avon Gen. Oblig. BAN 2.35% 5/14/09	1,925	1,927
Big Walnut Local School District BAN 2.5% 6/18/09	5,000	5,021
Columbus Gen. Oblig. Series 1996 1, 0.25% (Liquidity Facility JPMorgan Chase Bank), VRDN (b)	2,300	2,300
Fulton County Gen. Oblig. Rev. (Fulton County Health Ctr. Proj.) Series 2005, 0.4%, LOC JPMorgan Chase Bank, VRDN (b)	2,125	2,125
Hamilton County Hosp. Facilities Rev.:
(Childrens Hosp. Med. Ctr. Proj.) Series 2007 M, 0.33%, LOC JPMorgan Chase Bank, VRDN (b)	8,050	8,050
(Elizabeth Gamble Deaconess Home Assoc. Proj.) Series 2002 A, 0.47%, LOC JPMorgan Chase Bank, VRDN (b)	7,000	7,000
Lake County Hosp. Facilities Rev. (Lake Hosp. Sys., Inc. Proj.) Series 2008 A, 0.4%, LOC JPMorgan Chase Bank, VRDN (b)	28,500	28,500
Miamisburg City School District BAN Series 2008, 3.5% 7/28/09	3,800	3,812
Montgomery County Rev. (Catholic Health Initiatives Proj.) Series 2004 B2, 0.4% (Liquidity Facility Bayerische Landesbank Girozentrale), VRDN (b)	7,115	7,115
Ohio Air Quality Dev. Auth. Rev.:
(Cincinnati Gas & Elec. Co. Proj.) Series A, 0.8%, VRDN (b)	4,300	4,300
(FirstEnergy Generation Corp. Proj.):
Series 2008 A, 0.47%, LOC Barclays Bank PLC, VRDN (b)	4,600	4,600
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Ohio - continued
Ohio Air Quality Dev. Auth. Rev.: - continued
(FirstEnergy Generation Corp. Proj.):
Series 2008 B, 0.35%, LOC Bank of America NA, VRDN (b)	$ 8,000	$ 8,000
Ohio Gen. Oblig.:
Participating VRDN Series Putters 02 306, 0.46% (Liquidity Facility JPMorgan Chase & Co.) (b)(f)	12,395	12,395
(Common Schools Proj.) Series 2005 B, 0.2%, VRDN (b)	415	415
Ohio Higher Edl. Facility Commission Hosp. Rev. Series 2008 B5, 2.2% 2/5/09, CP	18,650	18,650
Ohio Higher Edl. Facility Commission Rev. (Univ. Hosp. Health Sys. Proj.):
Series 2008 B, 0.5%, LOC RBS Citizens NA, VRDN (b)	8,600	8,600
Series 2008 C, 0.38%, LOC Wells Fargo Bank NA, VRDN (b)	16,900	16,900
Series 2008 D, 0.4%, LOC JPMorgan Chase Bank, VRDN (b)	40,525	40,525
Ohio State Univ. Gen. Oblig. Series 2008 I:
0.25% 2/3/09, CP	17,500	17,500
0.25% 2/4/09, CP	7,600	7,600
Ohio Wtr. Dev. Auth. Poll. Cont. Facilities Rev. (FirstEnergy Corp. Proj.) Series 2006 A, 0.35%, LOC Barclays Bank PLC, VRDN (b)	6,585	6,585
Richland County Gen. Oblig. BAN Series B, 2% 2/19/09	4,500	4,501
		253,771
Oklahoma - 0.5%
Oklahoma Dev. Fin. Auth. (Duncan Reg'l. Hosp. Proj.) Series 2008, 0.73%, LOC Bank of America NA, VRDN (b)	10,000	10,000
Oklahoma Dev. Fin. Auth. Continuing Care Retirement Cmnty. Rev. (Inverness Village Proj.) Series 2007 A, 0.5%, LOC KBC Bank NV, VRDN (b)	15,830	15,830
Univ. Hospitals Trust Rev. Series 2005 A, 0.45%, LOC Bank of America NA, VRDN (b)	10,250	10,250
		36,080
Oregon - 0.6%
Oregon Facilities Auth. Rev.:
(Lewis & Clark College Proj.) Series 2008 A, 0.5%, LOC Wells Fargo Bank NA, VRDN (b)	20,000	20,000
(PeaceHealth Proj.) Series 2008 A, 0.3%, LOC U.S. Bank NA, Minnesota, VRDN (b)	27,510	27,510
		47,510
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Pennsylvania - 3.5%
Allegheny County Series C58A, 0.35%, LOC JPMorgan Chase Bank, VRDN (b)	$ 21,395	$ 21,395
Allegheny County Indl. Dev. Auth. Health & Hsg. Facilities Rev. (Longwood at Oakmont, Inc. Proj.) Series 2008 B, 0.83%, LOC Citizens Bank of Pennsylvania, VRDN (b)	10,895	10,895
Allegheny County Indl. Dev. Auth. Rev. (UPMC Children's Hosp. Proj.) Series 2004 A, 0.35%, VRDN (b)	15,100	15,100
Chester County Health & Ed. Auth. Rev. (Jenner's Pond Proj.) Series 2006, 0.75%, LOC Citizens Bank of Pennsylvania, VRDN (b)	1,200	1,200
Chester County Indl. Dev. Auth. Student Hsg. Rev. (Univ. Student Hsg., LLC at West Chester Univ. of Pennsylvania Proj.) Series 2008 A, 0.45%, LOC Citizens Bank of Pennsylvania, VRDN (b)	9,000	9,000
Delaware County Auth. College Rev. (Haverford College Proj.) 0.3%, VRDN (b)	10,700	10,700
Delaware County Indl. Dev. Auth. Arpt. Facilities Rev. (United Parcel Svc. Proj.) Series 1985, 0.43%, VRDN (b)	15,600	15,600
Delaware County Indl. Dev. Auth. Rev. (Resource Recovery Facility Proj.) Series 1997 G, 0.35%, VRDN (b)	1,235	1,235
Lehigh County Gen. Purp. Auth. (Muhlenberg College Proj.) Series 2008, 0.4%, LOC Bank of America NA, VRDN (b)	7,500	7,500
Lehigh County Gen. Purp. Hosp. Rev. (Lehigh Valley Health Network Proj.) Series 2008 C, 0.4%, LOC Bank of America NA, VRDN (b)	1,500	1,500
Montgomery County Indl. Dev. Auth. Poll. Cont. Rev. Bonds (Peco Energy Co. Proj.) Series 1994 A, 0.7% tender 3/3/09, LOC BNP Paribas SA, CP mode	5,000	5,000
Pennsylvania Gen. Oblig. Bonds Second Series, 5.25% 1/1/10	1,200	1,250
Pennsylvania Higher Edl. Facilities Auth. (Washington & Jefferson Dev. Corp. Proj.) Series 2005 A, 0.55%, LOC UniCredit SpA, VRDN (b)	4,500	4,500
Pennsylvania Higher Edl. Facilities Auth. Rev.:
Participating VRDN Series Putters 1271, 0.44% (Liquidity Facility JPMorgan Chase Bank) (b)(f)	2,195	2,195
(King's College Proj.) Series 2001 H6, 0.47%, LOC PNC Bank NA, Pittsburgh, VRDN (b)	2,500	2,500
(Marywood Univ. Proj.) Series 2005 A, 0.47%, LOC PNC Bank NA, Pittsburgh, VRDN (b)	2,900	2,900
(St. Joseph's Univ. Proj.) Series 2008 C, 0.4%, LOC PNC Bank NA, Pittsburgh, VRDN (b)	550	550
(Univ. of Pennsylvania Health Sys. Proj.) Series 2008 A, 0.4%, LOC Bank of America NA, VRDN (b)	11,600	11,600
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Pennsylvania - continued
Pennsylvania Tpk. Commission Tpk. Rev.:
Series 2008 B1, 0.53%, LOC Bank of America NA, VRDN (b)	$ 28,925	$ 28,925
Series 2008 B4, 0.45%, LOC Bank of America NA, VRDN (b)	10,000	10,000
Series 2008 C, 0.4%, LOC Bank of America NA, VRDN (b)	5,050	5,050
Philadelphia School District:
Series 2008 A1, 0.4%, LOC Bank of America NA, VRDN (b)	13,500	13,500
Series 2008 A3, 0.45%, LOC Bank of America NA, VRDN (b)	6,800	6,800
Series 2008 D1, 0.47%, LOC PNC Bank NA, Pittsburgh, VRDN (b)	13,000	13,000
Series 2008 D2, 0.47%, LOC PNC Bank NA, Pittsburgh, VRDN (b)	4,700	4,700
Schuylkill County Indl. Dev. Auth. Resource Recovery Rev. (WPS Westwood Generation, LLC Proj.) 0.8%, VRDN (b)	18,100	18,100
Southcentral Pennsylvania Gen. Auth. Rev. (WellSpan Health Obligated Group Proj.) Series 2008 B, 0.5%, LOC Citizens Bank of Pennsylvania, VRDN (b)	12,400	12,400
Southeastern Pennsylvania Trans. Auth. Rev. Series 2007, 0.47%, LOC PNC Bank NA, Pittsburgh, VRDN (b)	30,800	30,800
St. Mary Hosp. Auth. Bucks County (Catholic Health Initiatives Proj.) Series 2004 B, 0.3% (Liquidity Facility Landesbank Hessen-Thuringen), VRDN (b)	8,100	8,100
Washington County Auth. Rev. 0.2%, VRDN (b)	1,000	1,000
		276,995
Rhode Island - 0.7%
Narragansett Bay Cmnty. Wastewtr. Sys. Rev. Participating VRDN Series Solar 07 16, 0.45% (Liquidity Facility U.S. Bank NA, Minnesota) (b)(f)	12,450	12,450
Rhode Island Health & Edl. Bldg. Corp. Higher Ed. Facilities Rev. (Brown Univ. Proj.):
Series 2001 A, 0.3%, VRDN (b)	4,200	4,200
Series 2005 A, 0.2%, VRDN (b)	5,000	5,000
Rhode Island Health & Edl. Bldg. Corp. Hosp. Fing. Rev. (Care New England Health Sys. Proj.) Series 2008 B, 0.45%, LOC JPMorgan Chase Bank, VRDN (b)	11,755	11,755
Rhode Island Health and Edl. Bldg. Corp. Higher Ed. Facility Rev.:
(Bryant Univ. Proj.) Series 2008, 0.4%, LOC TD Banknorth, N.A., VRDN (b)	10,400	10,400
(Rhode Island School of Design Proj.) Series 2008 B, 0.4%, LOC Bank of America NA, VRDN (b)	1,725	1,725
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Rhode Island - continued
Rhode Island Health and Edl. Bldg. Corp. Higher Ed. Facility Rev.: - continued
(Roger Williams Univ. Proj.) Series 2008 B, 0.45%, LOC Bank of America NA, VRDN (b)	$ 5,000	$ 5,000
Rhode Island Indl. Facilities Corp. Marine Term. Rev. (Exxon Mobil Corp. Proj.) Series 2001, 0.3% (Exxon Mobil Corp. Guaranteed), VRDN (b)	8,800	8,800
		59,330
South Carolina - 2.1%
Beaufort County School District BAN Series 2008 C, 2.5% 11/6/09	31,155	31,377
Charleston Wtrwks. & Swr. Rev. Series A, 0.45% (Liquidity Facility Bank of America NA), VRDN (b)	17,605	17,605
Greenville County School District Installment Purp. Rev. Participating VRDN Series MS 06 2056, 0.45% (Liquidity Facility Wells Fargo & Co.) (b)(f)(g)	7,440	7,440
Greenville Hosp. Sys. Facilities Rev. Series 2008 E, 0.5%, LOC Wachovia Bank NA, VRDN (b)	12,000	12,000
Horry County School District Participating VRDN Series ROC II R 754 PB, 1.03% (Liquidity Facility Deutsche Postbank AG) (b)(f)	5,650	5,650
Oconee County Poll. Cont. Rev. (Duke Energy Corp. Proj.) Series 1999 A, 1.45%, VRDN (b)	18,700	18,700
South Carolina Gen. Oblig. Participating VRDN Series ROC II R 692W, 0.54% (Liquidity Facility Wells Fargo & Co.) (b)(f)	4,090	4,090
South Carolina Jobs-Econ. Dev. Auth. (Palmetto Health Proj.):
Series 2008 A, 0.45%, LOC Bank of America NA, VRDN (b)	13,000	13,000
Series 2008 B, 0.45%, LOC Bank of America NA, VRDN (b)	16,450	16,450
South Carolina Jobs-Econ. Dev. Auth. Econ. Dev. Rev. (Bon Secours Health Sys. Proj.) Series 2008 D, 0.55%, LOC Landesbank Baden-Wuert, VRDN (b)	4,595	4,595
South Carolina Jobs-Econ. Dev. Auth. Health Facilities Rev. (The Methodist Home Proj.) Series 1994, 0.5%, LOC Bank of America NA, VRDN (b)	5,100	5,100
South Carolina Pub. Svc. Auth. Rev. Participating VRDN Series ROC II R 11426, 0.83% (Liquidity Facility Citibank NA) (b)(f)	10,600	10,600
South Carolina Trans. Infrastructure Bank Rev.:
Series 2003 B1, 0.45%, LOC Bank of America NA, VRDN (b)	7,950	7,950
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
South Carolina - continued
South Carolina Trans. Infrastructure Bank Rev.: - continued
Series 2003 B2, 0.42%, LOC Branch Banking & Trust Co., VRDN (b)	$ 10,000	$ 10,000
York County Poll. Cont. Rev. Bonds (Duke Energy Corp. Proj.) 1.7% tender 2/2/09, CP mode	7,200	7,200
		171,757
Tennessee - 2.2%
Chattanooga Health Ed. & Hsg. Facility Board Rev. (Southern Adventist Univ. Proj.) 0.45%, LOC Bank of America NA, VRDN (b)	8,745	8,745
Clarksville Pub. Bldg. Auth. Rev. (Tennessee Muni. Bond Fund Proj.):
Series 1994, 0.45%, LOC Bank of America NA, VRDN (b)	3,905	3,905
Series 2003, 0.4%, LOC Bank of America NA, VRDN (b)	2,500	2,500
Series 2005, 0.4%, LOC Bank of America NA, VRDN (b)	2,400	2,400
Series 2008, 0.4%, LOC Bank of America NA, VRDN (b)	1,350	1,350
Knox County Health Edl. & Hsg. Facilities Board Hosp. Facilities Rev. (Catholic Healthcare Partners Proj.):
Series 2008 A, 0.49%, LOC Landesbank Baden-Wuert, VRDN (b)	4,300	4,300
Series 2008 B, 0.55%, LOC Landesbank Baden-Wuert, VRDN (b)	4,800	4,800
Metropolitan Govt. Nashville & Davidson County Indl. Dev. Board Rev. (Nashville Symphony Hall Proj.) Series 2004, 0.45%, LOC Bank of America NA, VRDN (b)	15,300	15,300
Montgomery County Pub. Bldg. Auth. Pooled Fing. Rev. (Tennessee County Ln. Pool Prog.):
Series 1999, 0.45%, LOC Bank of America NA, VRDN (b)	6,900	6,900
Series 2002, 0.4%, LOC Bank of America NA, VRDN (b)	3,910	3,910
Series 2004, 0.4%, LOC Bank of America NA, VRDN (b)	2,740	2,740
Series 2006, 0.4%, LOC Bank of America NA, VRDN (b)	2,400	2,400
Nashville and Davidson County Metropolitan Govt. Gen. Oblig. Participating VRDN Series Putters 2631, 0.46% (Liquidity Facility JPMorgan Chase Bank) (b)(f)	20,000	20,000
Shelby County Gen. Oblig.:
Series 2004 B, 0.4% (Liquidity Facility Landesbank Hessen-Thuringen), VRDN (b)	54,385	54,385
Series 2008 A, 0.95% 3/6/09, CP	17,800	17,800
Shelby County Health Edl. & Hsg. Facilities Board Rev. (Methodist Le Bonheur Healthcare Proj.) Series 2008 B, 0.45% (Assured Guaranty Corp. Insured), VRDN (b)	22,900	22,900
		174,335
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Texas - 15.0%
Alvin Independent School District Participating VRDN Series Merlots D52, 0.6% (Liquidity Facility Wachovia Bank NA) (b)(f)	$ 5,625	$ 5,625
Austin Util. Sys. Rev. Series A:
0.3% 2/4/09, LOC JPMorgan Chase Bank, LOC State Street Bank & Trust Co., Boston, CP	14,880	14,880
0.3% 2/4/09, LOC JPMorgan Chase Bank, LOC State Street Bank & Trust Co., Boston, CP	9,700	9,700
0.45% 2/2/09, LOC JPMorgan Chase Bank, LOC State Street Bank & Trust Co., Boston, CP	5,000	5,000
Bastrop Independent School District Participating VRDN Series ROC II R 492, 0.5% (Liquidity Facility Citibank NA) (b)(f)	6,110	6,110
Caddo Mills Independent School District Participating VRDN Series DB 473, 0.48% (Liquidity Facility Deutsche Bank AG) (b)(f)	5,264	5,264
Dallas Area Rapid Transit Sales Tax Rev. Participating VRDN Series EGL 07 0020, 0.92% (Liquidity Facility Bayerische Landesbank) (b)(f)	19,800	19,800
Dallas Independent School District TAN 3% 2/13/09	9,700	9,704
Dallas North Texas Tollway Auth. Series A:
0.8% 2/6/09, LOC Bank of America NA, CP	30,000	30,000
0.85% 2/4/09, LOC Bank of America NA, CP	13,000	13,000
Dallas Performing Arts Cultural Facilities Corp. Cultural Facility Rev. (Dallas Ctr. for the Performing Arts Foundation, Inc. Proj.) Series 2008 B, 0.6%, LOC JPMorgan Chase Bank, VRDN (b)	12,200	12,200
El Paso Gen. Oblig. Participating VRDN Series BA 08 1057, 1.03% (Liquidity Facility Bank of America NA) (b)(f)	6,430	6,430
Friendswood Independent School District Participating VRDN Series BA 08 3036X, 0.48% (Liquidity Facility Bank of America NA) (b)(f)	8,635	8,635
Granbury Independent School District Participating VRDN Series SG 129, 0.53% (Liquidity Facility Societe Generale) (b)(f)	4,815	4,815
Gulf Coast Waste Disp. Auth. Poll. Cont. Rev. (Amoco Oil Co. Proj.) Series 1992, 0.3%, VRDN (b)	28,440	28,440
Harris County Ind. Dev. Corp. Series 1998, 0.5%, LOC Royal Bank of Canada, VRDN (b)	19,600	19,600
Harris County Cultural Ed. Facilities Fin. Corp. Rev.:
(Memorial Hermann Healthcare Sys. Proj.):
Series 2008 C, 0.45%, LOC Wachovia Bank NA, VRDN (b)	10,000	10,000
Series 2008 D3, 0.35%, LOC Compass Bank, VRDN (b)	3,625	3,625
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Harris County Cultural Ed. Facilities Fin. Corp. Rev.: - continued
(YMCA of the Greater Houston Area Proj.):
Series 2008 A, 0.65%, LOC JPMorgan Chase Bank, VRDN (b)	$ 2,500	$ 2,500
Series 2008 D, 0.65%, LOC Compass Bank, VRDN (b)	25,000	25,000
Harris County Cultural Ed. Facilities Fin. Corp. Spl. Facilities Rev. (Texas Med. Ctr. Proj.):
Series 2008 A, 0.6%, LOC JPMorgan Chase Bank, VRDN (b)	16,500	16,500
Series 2008 B1, 0.6%, LOC JPMorgan Chase Bank, VRDN (b)	4,875	4,875
Harris County Flood Cont. District Participating VRDN Series ROC II R 12099, 0.74% (Liquidity Facility Citigroup, Inc.) (b)(f)	16,000	16,000
Harris County Gen. Oblig.:
Participating VRDN Series ROC II R 11314, 0.5% (Liquidity Facility Citibank NA) (b)(f)	5,795	5,795
TAN Series 2008, 3% 2/26/09	18,500	18,516
Harris County Health Facilities Dev. Corp. Hosp. Rev. (Baylor College of Medicine Proj.):
Series 2007 A, 0.35%, LOC Bank of America NA, VRDN (b)	14,000	14,000
Series 2008 A, 0.5%, LOC Compass Bank, VRDN (b)	32,600	32,600
HFDC of Central Texas, Inc. Rev. (Villa de San Antonio Proj.) Series 2004 C, 0.56%, LOC KBC Bank NV, VRDN (b)	13,000	13,000
Houston Cmnty. College Sys. Rev. Bonds Series 2008, 3% 2/15/09	1,845	1,846
Houston Gen. Oblig.:
Series A, 1.67% 2/6/09, LOC Bank of New York, New York, CP	3,400	3,400
Series E1, 0.45% 6/2/09 (Liquidity Facility Banco Bilbao Vizcaya Argentaria SA), CP	41,600	41,600
Series E2, 1% 2/4/09 (Liquidity Facility Landesbank Baden-Wuert), CP	4,800	4,800
Houston Higher Ed. Fin. Corp. Higher Ed. Rev.:
Participating VRDN Series SG 139, 0.54% (Liquidity Facility Societe Generale) (b)(f)	3,100	3,100
(Rice Univ. Proj.):
Series 2006 A, 0.38% (Liquidity Facility JPMorgan Chase Bank), VRDN (b)	3,100	3,100
Series 2008 A, 0.35%, VRDN (b)	26,995	26,995
Series 2008 B, 0.6%, VRDN (b)	7,000	7,000
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Houston Util. Sys. Rev.:
Participating VRDN Series Putters 2493, 0.98% (Liquidity Facility JPMorgan Chase Bank) (b)(f)	$ 2,525	$ 2,525
Series 2004 A:
1.5% 2/2/09 (Liquidity Facility Bayerische Landesbank Girozentrale) (Liquidity Facility WestLB AG), CP	11,400	11,400
1.5% 2/2/09 (Liquidity Facility Bayerische Landesbank Girozentrale) (Liquidity Facility WestLB AG), CP	28,900	28,900
Series 2008 A1, 0.45%, LOC Bank of America NA, VRDN (b)	3,000	3,000
Irving Independent School District Participating VRDN Series PT 3954, 0.53% (Liquidity Facility Wells Fargo & Co.) (b)(f)	8,900	8,900
Keller Independent School District Participating VRDN Series Putters 2616, 0.53% (Liquidity Facility JPMorgan Chase Bank) (b)(f)	5,325	5,325
Lewisville Independent School District Participating VRDN Series SGA 134, 0.55% (Liquidity Facility Societe Generale) (b)(f)	1,290	1,290
Lower Colorado River Auth. Rev. Series A, 0.88% 3/3/09 (Liquidity Facility JPMorgan Chase Bank), CP	3,200	3,200
Lower Neches Valley Auth. Indl. Dev. Corp. Exempt Facilities Rev. (ExxonMobil Proj.) Series 2001 A, 0.35% (Exxon Mobil Corp. Guaranteed), VRDN (b)	10,000	10,000
Plano Independent School District Participating VRDN Series SGA 128, 0.55% (Liquidity Facility Societe Generale) (b)(f)	21,380	21,380
Princeton Independent School District Participating VRDN Series SGB 02 41A, 0.59% (Liquidity Facility Societe Generale) (b)(f)	1,250	1,250
Red River Ed. Fin. Corp. Ed. Rev. Participating VRDN Series SGA 109, 0.55% (Liquidity Facility Societe Generale) (b)(f)	7,070	7,070
San Antonio Elec. & Gas Participating VRDN Series DB 602, 0.48% (Liquidity Facility Deutsche Bank AG) (b)(f)	8,370	8,370
San Antonio Elec. & Gas Sys. Rev.:
Bonds Series 2008 A, 5.5% 2/1/10	3,000	3,140
Participating VRDN:
Series BBT 08 26, 0.45% (Liquidity Facility Branch Banking & Trust Co.) (b)(f)	5,390	5,390
Series SG 104, 0.54% (Liquidity Facility Societe Generale) (b)(f)	5,490	5,490
Series SG 105, 0.54% (Liquidity Facility Societe Generale) (b)(f)	29,400	29,400
Series 2003, 0.45% (Liquidity Facility Bank of America NA), VRDN (b)	12,600	12,600
Series A, 0.73% 2/27/09, CP	52,400	52,400
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
San Antonio Gen. Oblig. Bonds 4% 8/1/09	$ 2,290	$ 2,321
San Antonio Independent School District Participating VRDN Series EGL 08 34, 0.81% (Liquidity Facility Citigroup, Inc.) (b)(f)	4,900	4,900
San Antonio Wtr. Sys. Rev. Series 2001 A:
0.45% 2/13/09, CP	10,000	10,000
0.55% 2/13/09, CP	4,615	4,615
0.55% 2/13/09, CP	6,700	6,700
Southwest Higher Ed. Auth. Rev. (Southern Methodist Univ. Proj.) Series 2006, 0.45% (Liquidity Facility Bank of New York, New York), VRDN (b)	1,000	1,000
Tarrant County Cultural Ed. Facilities Fin. Corp. Hosp. Rev.:
(Methodist Hospitals of Dallas Proj.) Series 2008, 0.5%, LOC JPMorgan Chase Bank, VRDN (b)	19,600	19,600
(Scott and White Memorial Hosp. and Scott, Sherwood and Brindley Foundation Proj.) Series 2008 3, 0.35%, LOC Compass Bank, VRDN (b)	9,400	9,400
Texas Gen. Oblig.:
Participating VRDN:
Series EGL 03 26 Class A, 0.51% (Liquidity Facility Citibank NA) (b)(f)	4,800	4,800
Series SG 152, 0.75% (Liquidity Facility Societe Generale) (b)(f)	9,970	9,970
(Veterans' Hsg. Assistance Prog.) Series 1995, 0.47%, VRDN (b)	4,005	4,005
TRAN Series 2008, 3% 8/28/09	253,000	254,982
Texas Pub. Fin. Auth. Series 2002 A:
0.35% 2/2/09 (Liquidity Facility Texas Gen. Oblig.), CP	4,100	4,100
0.65% 2/19/09 (Liquidity Facility Texas Gen. Oblig.), CP	10,000	10,000
Texas Pub. Fin. Auth. Rev. Series 2003, 0.85% 3/11/09, CP	23,000	23,000
Travis County Health Facilities Dev. (Longhorn Village Proj.) Series 2008 B, 0.4%, LOC Bank of Scotland PLC, VRDN (b)	4,230	4,230
Univ. of Texas Board of Regents Sys. Rev.:
Participating VRDN Series Putters 1646, 0.46% (Liquidity Facility JPMorgan Chase Bank) (b)(f)	4,150	4,150
Series 2002 A, 0.4% 2/10/09 (Liquidity Facility Univ. of Texas Invt. Mgmt. Co.), CP	9,500	9,500
Series 2008 B:
0.2% (Liquidity Facility Univ. of Texas Invt. Mgmt. Co.), VRDN (b)	30,740	30,740
0.2% (Liquidity Facility Univ. of Texas Invt. Mgmt. Co.), VRDN (b)	65,700	65,700
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Univ. of Texas Board of Regents Sys. Rev.: - continued
Series 2008 B2, 0.25% (Liquidity Facility Univ. of Texas Invt. Mgmt. Co.), VRDN (b)	$ 21,775	$ 21,775
Univ. of Texas Permanent Univ. Fund Rev.:
Participating VRDN Series BBT 08 59, 0.45% (Liquidity Facility Branch Banking & Trust Co.) (b)(f)	6,000	6,000
Series 2008 A, 0.2%, VRDN (b)	5,000	5,000
Series 2008 A, 1.66% 2/3/09, CP	12,000	12,000
		1,202,973
Utah - 0.5%
Intermountain Pwr. Agcy. Pwr. Supply Rev.:
Series 1997 B2, 0.8% 3/6/09 (Liquidity Facility Bank of Nova Scotia), CP	11,200	11,200
Series 1997 B3:
0.75% 2/6/09 (Liquidity Facility Bank of Nova Scotia), CP	2,000	2,000
0.8% 2/11/09 (Liquidity Facility Bank of Nova Scotia), CP	7,000	7,000
1.1% 2/12/09 (Liquidity Facility Bank of Nova Scotia), CP	9,100	9,100
Utah Gen. Oblig. Bonds Series 2003 A, 4.5% 7/1/09	5,500	5,555
Utah Transit Auth. Sales Tax Rev. Participating VRDN Series BBT 08 27, 0.45% (Liquidity Facility Branch Banking & Trust Co.) (b)(f)	5,755	5,755
		40,610
Virginia - 1.6%
Albemarle County Indl. Dev. Auth. Health Srv 0.53%, LOC Wachovia Bank NA, VRDN (b)	6,655	6,655
Fairfax County Econ. Dev. Auth. Rev. (Smithsonian Institution Proj.):
Series A, 0.35% (Liquidity Facility Bank of America NA), VRDN (b)	6,645	6,645
Series B, 0.3% (Liquidity Facility Bank of America NA), VRDN (b)	3,330	3,330
Fairfax County Indl. Dev. Auth. Bonds (Inova Health Sys. Proj.) Series 2008 C4, 1.6%, tender 4/20/09 (b)	11,600	11,600
Fauquier County Indl. Dev. Auth. Rev. (Highland School Proj.) Series 2008, 0.5%, LOC Branch Banking & Trust Co., VRDN (b)	4,250	4,250
Hanover County Eda Rev. (Bon Secours Health Sys. Proj.) Series 2008 D1, 0.55%, LOC Landesbank Baden-Wuert, VRDN (b)	6,665	6,665
Loudoun County Indl. Dev. Auth. (Howard Hughes Med. Institute Proj.):
Series 2003 A, 0.25%, VRDN (b)	3,500	3,500
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Virginia - continued
Loudoun County Indl. Dev. Auth. (Howard Hughes Med. Institute Proj.): - continued
Series 2003 B, 0.25%, VRDN (b)	$ 23,100	$ 23,100
Series 2003 E, 0.25%, VRDN (b)	3,000	3,000
Series 2003 F, 0.25%, VRDN (b)	3,440	3,440
Montgomery County Indl. Dev. Auth. Rev. (Virginia Tech Foundation Proj.) Series 2005, 0.55%, LOC Bank of America NA, VRDN (b)	4,500	4,500
Norfolk Econ. Dev. Auth. Rev. (Bon Secours Health Sys. Proj.) Series 2008 D2, 0.42%, LOC Bank of America NA, VRDN (b)	9,600	9,600
Suffolk Econ. Dev. Auth. Hosp. Facilities Rev. Participating VRDN Series ROC II R 10329, 0.84% (Liquidity Facility Citigroup, Inc.) (b)(f)	3,500	3,500
Univ. of Virginia Gen. Rev.:
Participating VRDN Series BBT 08 30, 0.45% (Liquidity Facility Branch Banking & Trust Co.) (b)(f)	7,570	7,570
Series 2003 A, 0.8% 3/5/09, CP	7,000	7,000
Virginia College Bldg. Auth. Edl. Facilities Rev. Bonds (21st Century College and Equip. Prog.) Series 2006 A, 5% 2/1/09	10,635	10,635
Virginia Gen. Oblig. Bonds Series 2005 A, 4% 6/1/09	5,055	5,087
Virginia Resources Auth. Clean Wtr. Rev. Participating VRDN Series BBT 08 48, 0.45% (Liquidity Facility Branch Banking & Trust Co.) (b)(f)	3,970	3,970
		124,047
Washington - 1.5%
King County Gen. Oblig.:
Participating VRDN Series Putters 2541, 0.46% (Liquidity Facility JPMorgan Chase Bank) (b)(f)	2,845	2,845
BAN 3% 3/1/09	8,400	8,407
King County Swr. Rev. Series A, 0.95% 3/13/09 (Liquidity Facility Bayerische Landesbank Girozentrale), CP	6,300	6,300
Port of Seattle Gen. Oblig. Series 2002 A2, 0.35% 2/2/09, LOC Bayerische Landesbank Girozentrale, CP	18,760	18,760
Seattle Gen. Oblig. Bonds Series 1998 A, 5.5% 3/1/09	1,000	1,003
Seattle Muni. Lt. & Pwr. Rev. Bonds Series 2008, 4% 4/1/09	6,360	6,390
Snohomish County Pub. Util. District #1 Elec. Rev. Bonds Series A, 3.75% 8/5/09	9,000	9,065
Washington Econ. Dev. Fin. Auth. Econ. Dev. Rev. (Puget Sound Blood Ctr. Proj.) Series 2008 D, 0.47%, LOC Wells Fargo Bank NA, VRDN (b)	5,465	5,465
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Washington - continued
Washington Gen. Oblig.:
Participating VRDN:
Series BA 08 1121, 0.48% (Liquidity Facility Bank of America NA) (b)(f)	$ 5,000	$ 5,000
Series ROC II R 759 PB, 1.03% (Liquidity Facility Deutsche Postbank AG) (b)(f)	7,975	7,975
Series VR 96 A, 0.2% (Liquidity Facility Landesbank Hessen-Thuringen), VRDN (b)	3,300	3,300
Washington Health Care Facilities Auth. Rev.:
(Childrens Hosp. Reg'l. Med. Ctr. Proj.) Series 2008 A, 0.45%, LOC Bank of America NA, VRDN (b)	12,475	12,475
(PeaceHealth Proj.) Series 2008 B, 0.3%, LOC Wells Fargo Bank NA, VRDN (b)	4,000	4,000
(Southwest Washington Med. Ctr. Proj.) Series 2008 B, 0.4%, LOC Bank of America NA, VRDN (b)	6,975	6,975
Washington Hsg. Fin. Commission Nonprofit Hsg. Rev. (Mirabella Proj.) Series 2006 A, 0.95%, LOC HSH Nordbank AG, VRDN (b)	23,200	23,200
Washington Hsg. Fin. Commission Nonprofit Rev. (United Way King County Proj.) 0.5%, LOC Bank of America NA, VRDN (b)	1,800	1,800
		122,960
West Virginia - 0.4%
West Virginia Econ. Dev. Auth. Poll. Cont. Rev. (Ohio Pwr. Co. - Kammer Proj.) Series 2008 B, 0.45%, LOC Royal Bank of Scotland PLC, VRDN (b)	6,665	6,665
West Virginia Hosp. Fin. Auth. Hosp. Rev.:
(West Virginia United Health Sys. Obligated Group Proj.) Series 2008 A, 0.4%, LOC Bank of America NA, VRDN (b)	16,000	16,000
(West Virginia United Health Sys. Proj.) Series 2008 C, 0.4%, LOC Bank of America NA, VRDN (b)	2,500	2,500
West Virginia Hosp. Fin. Auth. Rev. (Charleston Area Med. Ctr., Inc. Proj.) Series 2008 A, 0.4%, LOC Branch Banking & Trust Co., VRDN (b)	6,000	6,000
		31,165
Wisconsin - 1.4%
Milwaukee Gen. Oblig. RAN Series 2008 M10, 3% 9/3/09	21,300	21,471
Pleasant Prairie Poll. Cont. Rev. (Wisconsin Elec. Pwr. Co. Proj.) Series 2004, 0.5%, LOC Wells Fargo Bank NA, VRDN (b)	9,100	9,100
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Wisconsin - continued
Univ. of Wisconsin Hosp. & Clinics Auth. Series 2008 B, 0.6%, LOC U.S. Bank NA, Minnesota, VRDN (b)	$ 5,600	$ 5,600
Wisconsin Gen. Oblig.:
Participating VRDN Series BBT 08 47, 0.45% (Liquidity Facility Branch Banking & Trust Co.) (b)(f)	6,400	6,400
Series 2008, 1.15% 3/6/09, CP	17,900	17,900
Wisconsin Health & Edl. Facilities Auth. Rev.:
Bonds (Luther Hosp. Proj.) Series 2008, 1.68%, tender 4/15/09 (b)	11,800	11,800
(Aurora Health Care, Inc. Proj.) Series 1999 C, 0.45%, LOC KBC Bank NV, LOC Bank of Nova Scotia, New York Agcy., VRDN (b)	17,745	17,745
(Lutheran College Proj.) 0.73%, LOC U.S. Bank NA, Minnesota, VRDN (b)	15,000	15,000
Wisconsin Trans. Rev. Participating VRDN:
Series MS 06 1864, 0.53% (Liquidity Facility Rabobank Nederland) (b)(f)(g)	7,548	7,548
Series Putters 299, 0.46% (Liquidity Facility JPMorgan Chase & Co.) (b)(f)	895	895
		113,459
Wyoming - 0.1%
Converse County Poll. Cont. Rev. (PacifiCorp Proj.) Series 1994, 0.45%, LOC Wells Fargo Bank NA, VRDN (b)	2,730	2,730
Lincoln County Poll. Cont. Rev. (PacifiCorp Proj.) Series 1994, 0.45%, LOC Wells Fargo Bank NA, VRDN (b)	3,200	3,200
		5,930
	Shares
Other - 1.1%
Fidelity Tax-Free Cash Central Fund, 0.47% (c)(d)	88,122,083	88,122
TOTAL INVESTMENT PORTFOLIO - 98.1% (Cost $7,850,357)		7,850,357
NET OTHER ASSETS - 1.9%		155,436
NET ASSETS - 100%		$ 8,005,793
Security Type Abbreviations
BAN - BOND ANTICIPATION NOTE
CP - COMMERCIAL PAPER
RAN - REVENUE ANTICIPATION NOTE
TAN - TAX ANTICIPATION NOTE
TRAN - TAX AND REVENUE ANTICIPATION NOTE
VRDN - VARIABLE RATE DEMAND NOTE
Legend
(a) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(b) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(c) Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Tax-Free Cash Central Fund.

(d) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(e) Security collateralized by an amount sufficient to pay interest and principal.
(f) Provides evidence of ownership in one or more underlying municipal bonds.

(g) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $41,668,000 or 0.5% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Cost (000s)
Greenville County School District Installment Purp. Rev. Participating VRDN Series MS 06 2056, 0.45% (Liquidity Facility Wells Fargo & Co.)	11/16/07	$ 7,440
Mississippi Bus. Fin. Corp. Participating VRDN Series MS 06 2240, 0.45% (Liquidity Facility Wells Fargo & Co.)	12/26/07 - 1/25/08	$ 26,680
Wisconsin Trans. Rev. Participating VRDN Series MS 06 1864, 0.53% (Liquidity Facility Rabobank Nederland)	11/18/08	$ 7,548
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amount in thousands)
Fidelity Tax-Free Cash Central Fund	$ 170
Other Information

The following is a summary of the inputs used, as of January 31, 2009, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 7,850,357	$ -	$ 7,850,357	$ -
Income Tax Information
At January 31, 2009, the aggregate cost of investment securities for income tax purposes was $7,850,357,000.
Investment Valuation

As permitted by compliance with certain conditions under Rule 2a - 7 of the 1940 Act, securities are valued at amortized cost, which approximates value. Security transactions are accounted for as of trade date.

The Fund adopted the provisions of Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), effective with the beginning of the Fund's fiscal year. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are described below:

Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3 - Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or deemed less relevant (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity® Tax-Free
Money Market Fund

January 31, 2009

Fidelity Tax-Free Money Market Fund is a
class of Fidelity® Cash Management Funds:
Tax-Exempt Fund

1.813260.104

FTF-QTLY-0309

Investments January 31, 2009 (Unaudited)

Showing Percentage of Net Assets

Municipal Securities - 98.1%
	Principal Amount (000s)	Value (000s)
Alabama - 0.3%
Alabama Pub. School & College Auth. Rev. Participating VRDN:
Series Putters 124, 1.03% (Liquidity Facility JPMorgan Chase & Co.) (b)(f)	$ 10,300	$ 10,300
Series Putters 2403, 0.46% (Liquidity Facility JPMorgan Chase Bank) (b)(f)	9,995	9,995
		20,295
Alaska - 0.6%
CIVICVentures Rev. Participating VRDN Series Solar 06 33, 0.46% (Liquidity Facility U.S. Bank NA, Minnesota) (b)(f)	12,275	12,275
Valdez Marine Term. Rev.:
(BP Pipelines, Inc. Proj.) Series 2003 C, 0.43%, VRDN (b)	3,430	3,430
(ConocoPhillips Proj.) Series 1994 A, 0.43%, VRDN (b)	19,000	19,000
(Exxon Pipeline Co. Proj.) Series 1993 A, 0.3%, VRDN (b)	15,600	15,600
		50,305
Arizona - 2.2%
Arizona Board of Regents Arizona State Univ. Rev.:
Series 2008 A, 0.35%, LOC Lloyds TSB Bank PLC, VRDN (b)	6,500	6,500
Series 2008 B, 0.42%, LOC Lloyds TSB Bank PLC, VRDN (b)	3,400	3,400
Arizona Ctfs. of Prtn. Bonds Series 2002 B, 5% 9/1/09	4,865	4,949
Arizona Health Facilities Auth. Rev.:
(Banner Health Sys. Proj.):
Series 2008 C, 0.45%, LOC Bank of Nova Scotia, New York Agcy., VRDN (b)	31,610	31,610
Series 2008 E, 0.45%, LOC Landesbank Baden-Wuert, VRDN (b)	7,300	7,300
(Catholic Healthcare West Proj.) Series 2008 C, 0.45%, LOC Bank of America NA, VRDN (b)	26,400	26,400
Phoenix Civic Impt. Corp. Wastewtr. Sys. Rev. Series 2007 B, 1.5% 2/2/09, LOC Dexia Cr. Local de France, CP	1,200	1,200
Phoenix Indl. Dev. Auth. Multi-family Hsg. Rev. (Paradise Lakes Apt. Proj.) Series 2007 A, 0.48%, LOC Wachovia Bank NA, VRDN (b)	14,500	14,500
Pima County Indl. Dev. Auth. Rev.:
(Broadway Proper Congregate Proj.) Series 2000 A, 0.45%, LOC State Street Bank & Trust Co., Boston, VRDN (b)	4,500	4,500
(Tucson Elec. Pwr. Co. Proj.) Series 2008 B, 0.6%, LOC JPMorgan Chase Bank, VRDN (b)	6,000	6,000
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Arizona - continued
Salt River Proj. Agricultural Impt. & Pwr. District Elec. Sys. Rev. Participating VRDN:
Series BA 08 3511, 1.03% (Liquidity Facility Bank of America NA) (b)(f)	$ 3,750	$ 3,750
Series EGL 06 0141, 0.51% (Liquidity Facility Citibank NA) (b)(f)	16,500	16,500
Series EGL 06 14 Class A, 0.51% (Liquidity Facility Citibank NA) (b)(f)	11,200	11,200
Series EGL 07 0012, 0.54% (Liquidity Facility Citibank NA) (b)(f)	13,850	13,850
Series Putters 3242, 0.46% (Liquidity Facility JPMorgan Chase Bank) (b)(f)	4,200	4,200
Series ROC II R 10268, 0.76% (Liquidity Facility Citigroup, Inc.) (b)(f)	9,900	9,900
Sun Devil Energy Ctr. LLC Rev. (Arizona State Univ. Proj.) Series 2008, 0.55% (Assured Guaranty Corp. Insured), VRDN (b)	8,200	8,200
Tolleson Muni. Fin. Corp. Rev. Bonds (American Wtr. Cap. Corp. Proj.) 1.9% tender 2/3/09, CP mode	6,000	6,000
		179,959
Arkansas - 0.1%
Univ. of Arkansas Univ. Revs. Participating VRDN Series Solar 06 26, 0.45% (Liquidity Facility U.S. Bank NA, Minnesota) (b)(f)	4,900	4,900
California - 2.4%
California Dept. of Wtr. Resources Pwr. Supply Rev.:
Series 2002 C9, 0.33%, LOC Citibank NA, VRDN (b)	17,215	17,215
Series 2008 J1, 0.4%, LOC JPMorgan Chase Bank, LOC California Pub. Employees' Retirement Sys., VRDN (b)	55,175	55,175
California Gen. Oblig.:
Series 2004 A1, 0.48%, LOC Citibank NA, LOC California Teachers Retirement Sys., VRDN (b)	45,375	45,375
Series 2004 A10, 0.35%, LOC Citibank NA, LOC California Teachers Retirement Sys., VRDN (b)	14,500	14,500
Series 2004 A2, 0.5%, LOC Citibank NA, LOC California Teachers Retirement Sys., VRDN (b)	1,400	1,400
Series 2004 A5, 0.45%, LOC Citibank NA, LOC California Teachers Retirement Sys., VRDN (b)	3,500	3,500
Series 2004 A7, 0.2%, LOC Citibank NA, LOC California Teachers Retirement Sys., VRDN (b)	18,760	18,760
Series 2004 B2, 0.5%, LOC Citibank NA, LOC State Street Bank & Trust Co., Boston, VRDN (b)	5,100	5,100
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
California - continued
California Statewide Cmntys. Dev. Auth. Rev. (SWEEP Ln. Prog.) Series 2007 B, 0.26%, LOC Citibank NA, VRDN (b)	$ 17,000	$ 17,000
Irvine Ranch Wtr. District Rev. (District #140, 240, 105, 250 Impt. Proj.) Series 1993, 0.45%, LOC Bank of America NA, VRDN (b)	4,900	4,900
Los Angeles Reg'l. Arpts. Impt. Rev. (Los Angeles Int'l. Arpt./Air France Proj.) 0.5%, LOC Societe Generale, VRDN (b)	3,100	3,100
Metropolitan Wtr. District of Southern California Wtrwks. Rev. Participating VRDN Series ROC II R 11301, 0.45% (Liquidity Facility Citibank NA) (b)(f)	4,290	4,290
San Francisco Bay Area Rapid Transit Fing. Auth. Participating VRDN Series ROC II R 11251, 0.45% (Liquidity Facility Citibank NA) (b)(f)	2,200	2,200
		192,515
Colorado - 3.6%
Aurora Hosp. Rev. (Children's Hosp. Assoc. Proj.) Series 2008 C, 0.3%, LOC Wells Fargo Bank NA, VRDN (b)	2,000	2,000
Aurora Swr. Impt. Rev. Participating VRDN Series Solar 06 72, 0.45% (Liquidity Facility U.S. Bank NA, Minnesota) (b)(f)	15,215	15,215
Colorado Edl. & Cultural Facilities Auth. Rev. (Clyfford Still Museum Proj.) Series 2008, 0.47%, LOC Wells Fargo Bank NA, VRDN (b)	2,540	2,540
Colorado Health Facilities Auth. Rev.:
Participating VRDN:
Series BA 08 1088, 0.48% (Liquidity Facility Bank of America NA) (b)(f)	4,625	4,625
Series BA 08 1090, 1.03% (Liquidity Facility Bank of America NA) (b)(f)	9,400	9,400
(Boulder Cmnty. Hosp. Proj.) Series 2000, 0.63%, LOC JPMorgan Chase Bank, VRDN (b)	37,865	37,865
(Catholic Health Initiatives Proj.):
Series 2000 B, 0.45% (Liquidity Facility JPMorgan Chase Bank), VRDN (b)	5,600	5,600
Series 2004 B:
0.4% (Liquidity Facility Landesbank Hessen-Thuringen), VRDN (b)	8,400	8,400
0.53% (Liquidity Facility Landesbank Hessen-Thuringen), VRDN (b)	25,665	25,665
Series 2004 B1, 0.35% (Liquidity Facility Bayerische Landesbank Girozentrale), VRDN (b)	3,300	3,300
Series 2004 B2, 0.53% (Liquidity Facility Bayerische Landesbank Girozentrale), VRDN (b)	9,600	9,600
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Colorado - continued
Colorado Reg'l. Trans. District Sales Tax Rev. Participating VRDN:
Series EGL 07 0039, 0.87% (Liquidity Facility Citibank NA) (b)(f)	$ 17,575	$ 17,575
Series EGL 07 0040, 0.87% (Liquidity Facility Citibank NA) (b)(f)	9,800	9,800
Colorado Springs Utils. Rev. Series 2000 A, 0.35%, VRDN (b)	67,750	67,750
Denver City & County Ctfs. of Prtn. Series A, 0.7% 2/5/09, LOC Wachovia Bank NA, CP	17,500	17,500
Denver Urban Renewal Auth. Tax Increment Rev. Series 2008 A1, 0.47%, LOC U.S. Bank NA, Minnesota, VRDN (b)	7,000	7,000
Lowry Econ. Redev. Auth. Rev. Series 2008 A, 0.5%, LOC Compass Bank, VRDN (b)	10,000	10,000
Moffat County Poll. Cont. Rev. (PacifiCorp Proj.) Series 1994, 0.4%, LOC Wells Fargo Bank NA, VRDN (b)	7,400	7,400
Platte County River Pwr. Auth. (Adjustable Elec. Rev. Proj.) Series S1, 0.47% (Liquidity Facility JPMorgan Chase Bank), VRDN (b)	28,100	28,100
		289,335
Connecticut - 0.5%
Connecticut Dev. Auth. Poll. Cont. Rev. Bonds (New England Pwr. Co. Proj.) Series 1999, 0.75% tender 2/18/09, CP mode	2,500	2,500
Connecticut Health & Edl. Facilities Auth. Rev.:
Participating VRDN Series EGL 7 05 3031, 0.55% (Liquidity Facility Landesbank Hessen-Thuringen) (b)(f)	22,900	22,900
(Hartford Hosp. Proj.) Series B, 0.4%, LOC Bank of America NA, VRDN (b)	2,500	2,500
(Yale Univ. Proj.) Series V1, 0.4%, VRDN (b)	8,815	8,815
		36,715
Delaware - 0.1%
Delaware Econ. Dev. Auth. Rev. (Delmarva Pwr. & Lt. Co. Proj.):
Series 1993 C, 2.1%, VRDN (b)	3,500	3,500
Series 1999 A, 1.1%, VRDN (b)	2,800	2,800
		6,300
District Of Columbia - 1.6%
District of Columbia Gen. Oblig.:
Series 2001 C, 0.4%, LOC JPMorgan Chase Bank, VRDN (b)	19,335	19,335
Series 2008 B, 0.45%, LOC Bank of America NA, VRDN (b)	8,000	8,000
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
District Of Columbia - continued
District of Columbia Gen. Oblig.: - continued
TRAN 2.5% 9/30/09	$ 15,000	$ 15,138
District of Columbia Rev.:
Bonds:
(American Nat'l. Red Cross Proj.) Series 2000, 0.35% tender 3/4/09, LOC JPMorgan Chase Bank, CP mode	10,500	10,500
(Nat'l. Academy of Sciences Proj.) 1.65% tender 3/10/09, LOC Bank of America NA, CP mode	20,000	20,000
(American Society for Microbiology Proj.) Series 1999 A, 0.53%, LOC Wachovia Bank NA, VRDN (b)	12,145	12,145
(George Washington Univ. Proj.) Series 1999 C, 0.4%, LOC Bank of America NA, VRDN (b)	9,025	9,025
(Medlantic/Helix Proj.) Series 1998 A Tranche III, 0.46%, LOC Bank of America NA, VRDN (b)	3,575	3,575
(The AARP Foundation Proj.) Series 2004, 0.45%, LOC Bank of America NA, VRDN (b)	1,450	1,450
(The Phillips Collection Issue Proj.) Series 2003, 0.45%, LOC Bank of America NA, VRDN (b)	3,800	3,800
District of Columbia Univ. Rev. (American Univ. Proj.) Series 2006 B, 0.45%, LOC Bank of America NA, VRDN (b)	25,960	25,960
		128,928
Florida - 9.5%
Alachua County Health Facilities Auth. Health Facilities Rev. Bonds (Shands Teaching Hospitals & Clinics, Inc. Proj.):
Series 2008 A, 0.85% tender 2/6/09, LOC Bank of America NA, CP mode	6,900	6,900
Series 2008 B, 0.9% tender 2/6/09, LOC Bank of America NA, CP mode	6,900	6,900
Brevard County School Board RAN Series 2008, 2.75% 4/24/09	22,000	22,041
Broward County Edl. Facilities Auth. Rev. (Nova Southeastern Univ. Proj.) Series 2004 C, 0.47%, LOC Bank of America NA, VRDN (b)	1,160	1,160
Broward County Fin. Auth. Multi-family Hsg. Rev. (Reflections Apts. Proj.) Series 1999, 0.45%, LOC Freddie Mac, VRDN (b)	5,940	5,940
Broward County School District TAN Series 2008, 3.5% 9/30/09	27,500	27,806
Davie Gen. Oblig. Rev. (United Jewish Cmnty. Proj.) 0.45%, LOC Bank of America NA, VRDN (b)	2,900	2,900
Escambia County Poll. Cont. Rev. Bonds (Gulf Pwr. Co. Proj.) Series 2003, 2.35%, tender 5/15/09 (b)	7,300	7,300
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Florida - continued
Florida Board of Ed. Pub. Ed. Cap. Outlay Participating VRDN:
Series BA 1054, 0.48% (Liquidity Facility Bank of America NA) (b)(f)	$ 6,615	$ 6,615
Series BBT 08 16, 0.45% (Liquidity Facility Branch Banking & Trust Co.) (b)(f)	10,830	10,830
Series Putters 3251, 0.46% (Liquidity Facility JPMorgan Chase Bank) (b)(f)	4,540	4,540
Florida Dept. of Trans. Tpk. Rev. Participating VRDN Series Putters 2539, 0.46% (Liquidity Facility JPMorgan Chase Bank) (b)(f)	7,115	7,115
Florida Gen. Oblig. Participating VRDN Series PZ 130, 0.57% (Liquidity Facility Wells Fargo & Co.) (b)(f)	2,860	2,860
Florida Hsg. Fin. Corp. Multi-family Mtg. Rev.:
(Tuscany Pointe Apts. Proj.) Series 2005 D, 0.48%, LOC Fannie Mae, VRDN (b)	850	850
(Victoria Park Apts. Proj.) Series 2002 J, 0.48%, LOC Fannie Mae, VRDN (b)	4,460	4,460
Florida Hurricane Catastrophe Fund Fin. Corp. Rev. Bonds Series 2006 A, 5% 7/1/09	12,900	13,036
Florida Muni. Ln. Council Rev. Participating VRDN Series Solar 06 81, 0.45% (Liquidity Facility U.S. Bank NA, Minnesota) (b)(f)	9,460	9,460
Florida Muni. Pwr. Agcy. Rev. (All-Requirements Pwr. Supply Proj.) Series 2008 C, 0.4%, LOC Bank of America NA, VRDN (b)	10,400	10,400
Florida Wtr. Poll. Cont. Fing. Corp. Rev. Bonds Series 2008 A, 2% 1/15/10	8,395	8,502
Fort Myers Util. Sys. Rev. Participating VRDN Series Solar 06 53, 0.51% (Liquidity Facility U.S. Bank NA, Minnesota) (b)(f)	12,775	12,775
Highlands County Health Facilities Auth. Rev.:
Bonds (Adventist Health Sys./Sunbelt, Inc. Prog.) Series 2005 I, 5%, tender 11/16/09 (b)	5,700	5,833
(Adventist Health Sys./Sunbelt, Inc. Prog.) Series 2007 A1, 0.25%, VRDN (b)	30,100	30,100
Hillsborough County Cap. Impt. Prog. Rev. Series A, 0.95% 2/10/09, LOC State Street Bank & Trust Co., Boston, CP	5,720	5,720
Indian River County School District TAN 2.75% 6/30/09	12,000	12,054
Jacksonville Econ. Dev. Commission Rev.:
(Bolles School Proj.) Series 1999 A, 0.55%, LOC Wachovia Bank NA, VRDN (b)	535	535
(YMCA of Florida's First Coast Proj.) 0.45%, LOC Bank of America NA, VRDN (b)	6,745	6,745
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Florida - continued
Jacksonville Elec. Auth. Elec. Sys. Rev. Bonds Series F, 0.6% tender 4/2/09 (Liquidity Facility Landesbank Hessen-Thuringen), CP mode	$ 33,400	$ 33,400
Jacksonville Health Facilities Auth. Hosp. Rev. (Baptist Med. Ctr. Proj.):
Series 2003 A, 0.47%, LOC Bank of America NA, VRDN (b)	14,800	14,800
Series 2003 C, 0.62%, LOC Bank of America NA, VRDN (b)	1,000	1,000
Series 2004, 0.35%, LOC Bank of America NA, VRDN (b)	29,200	29,200
Series 2007 B, 0.47%, LOC Branch Banking & Trust Co., VRDN (b)	5,825	5,825
Jacksonville Poll. Cont. Rev. Bonds (Florida Pwr. & Lt. Co. Proj.) Series 1992:
0.6% tender 2/5/09, CP mode	14,600	14,600
0.6% tender 2/5/09, CP mode	2,100	2,100
Lakeland Elec. & Wtr. Rev. Bonds Series 1999 C, 6.05% 10/1/09	4,000	4,122
Miami-Dade County Gen. Oblig. Participating VRDN Series BA 08 1126, 0.48% (Liquidity Facility Bank of America NA) (b)(f)	5,070	5,070
Miami-Dade County Indl. Dev. Auth. Rev. (The Cushman School, Inc. Proj.) Series 2002, 0.45%, LOC Bank of America NA, VRDN (b)	3,380	3,380
Miami-Dade County School Board Ctfs. of Prtn. Participating VRDN Series BA 08 1125X, 0.48% (Liquidity Facility Bank of America NA) (b)(f)	5,675	5,675
Miami-Dade County School District:
RAN Series 2009, 1.5% 1/28/10	86,500	87,184
TAN Series 2008, 3% 4/15/09	65,200	65,367
Miami-Dade County Transit Sales Surtax Rev. Participating VRDN Series EGL 06 101 Class A, 0.85% (Liquidity Facility Landesbank Hessen-Thuringen) (b)(f)	11,000	11,000
Orange County Indl. Dev. Auth. Indl. Dev. Rev. (Central Florida YMCA Proj.) Series 2002 A, 0.47%, LOC Bank of America NA, VRDN (b)	6,270	6,270
Orlando & Orange County Expressway Auth. Rev. Series 2008 B1, 0.45%, LOC Bank of America NA, VRDN (b)	1,000	1,000
Orlando Utils. Commission Wtr. & Elec. Rev. Series 2002 A, 0.45%, VRDN (b)	14,500	14,500
Palm Beach County Pub. Impt. Rev. Participating VRDN Series DB 699, 0.48% (Liquidity Facility Deutsche Bank AG) (b)(f)	4,575	4,575
Palm Beach County Rev.:
(Hospice of Palm Beach Proj.) Series 2001, 0.56%, LOC Northern Trust Co., Chicago, VRDN (b)	6,500	6,500
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Florida - continued
Palm Beach County Rev.: - continued
(Morse Oblig. Group Proj.) Series 2003, 0.45%, LOC Commerce Bank NA, VRDN (b)	$ 13,700	$ 13,700
(Planned Parenthood Proj.) Series 2002, 0.56%, LOC Northern Trust Co., Chicago, VRDN (b)	2,700	2,700
(Raymond F Kravis Ctr. Proj.) Series 2002, 0.5%, LOC Northern Trust Co., Chicago, VRDN (b)	6,050	6,050
Palm Beach County School District:
TAN 3.75% 9/23/09	61,700	62,343
0.65% 3/12/09, LOC Bank of America NA, CP	20,900	20,900
Panama City Beach Participating VRDN Series Solar 2006 129, 0.45% (Liquidity Facility U.S. Bank NA, Minnesota) (b)(f)	9,030	9,030
Pasco County School Board Ctfs. of Prtn. Series 2008 C, 0.45%, LOC Bank of America NA, VRDN (b)	14,100	14,100
Santa Rosa County Health Facilities Rev. (Baptists Hosp., Inc. Proj.) 0.45%, LOC Bank of America NA, VRDN (b)	4,170	4,170
South Miami Health Facilities Auth. Hosp. Rev. Participating VRDN Series Putters 2473, 0.46% (Liquidity Facility JPMorgan Chase Bank) (b)(f)	1,035	1,035
Sunshine State Govt. Fing. Commission Rev.:
Series 2007 J, 1.67% 2/6/09, CP	2,008	2,008
Series H:
0.8% 2/3/09, CP	13,500	13,500
1.25% 2/2/09, CP	9,000	9,000
1.35% 2/12/09, CP	12,500	12,500
Series L, 1.8% 2/2/09, LOC Dexia Cr. Local de France, CP	23,100	23,100
Volusia County School District TAN Series 2008, 3% 9/9/09	15,000	15,122
		758,203
Georgia - 2.8%
Athens-Clarke County Unified Govt. Dev. Auth. Rev. (Univ. of Georgia Athletic Assoc. Proj.):
Series 2003, 0.35%, LOC Bank of America NA, VRDN (b)	4,100	4,100
Series 2005 B, 0.35%, LOC Bank of America NA, VRDN (b)	2,600	2,600
Atlanta Arpt. Rev. Series 2005 A2, 0.55% 2/18/09, LOC Bayerische Landesbank, LOC Calyon SA, CP	10,706	10,706
Atlanta Tax Allocation (Westside Proj.) Series 2008, 0.5%, LOC Wachovia Bank NA, VRDN (b)	9,500	9,500
Atlanta Wtr. & Wastewtr. Rev. Series 2006 3, 1.85% 2/6/09, LOC Bank of America NA, LOC Dexia Cr. Local de France, CP	4,200	4,200
Burke County Indl. Dev. Auth. Poll. Cont. Rev. Series 1996-1, 2.75% 3/25/09, CP	23,000	23,000
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Georgia - continued
Cobb County Hsg. Auth. Multi-family Hsg. Rev. 0.38%, LOC Fannie Mae, VRDN (b)	$ 11,450	$ 11,450
Fulton County Dev. Auth.:
(Mount Vernon Presbyterian School Proj.) Series 2005, 0.5%, LOC Branch Banking & Trust Co., VRDN (b)	5,400	5,400
(Pace Academy, Inc. Proj.) Series 2008, 0.45%, LOC Bank of America NA, VRDN (b)	9,000	9,000
Gainesville & Hall County Hosp. Auth. Rev. (Northeast Georgia Health Sys., Inc. Proj.):
Series 2008 C, 0.55%, LOC Landesbank Baden-Wuert, VRDN (b)	16,000	16,000
Series 2008 D, 0.55%, LOC Landesbank Baden-Wuert, VRDN (b)	16,300	16,300
Series 2008 F, 0.55%, LOC Landesbank Baden-Wuert, VRDN (b)	16,800	16,800
Series 2008 G, 0.55%, LOC Bayerische Landesbank, VRDN (b)	15,430	15,430
Series 2008 H, 0.55%, LOC Landesbank Baden-Wuert, VRDN (b)	16,300	16,300
Georgia Gen. Oblig.:
Bonds:
Series 1998 B, 5.75% 7/1/09	5,000	5,096
Series 1999 B, 5.75% 8/1/09	5,000	5,123
Participating VRDN Series Clipper 07 53, 0.56% (Liquidity Facility State Street Bank & Trust Co., Boston) (b)(f)	9,995	9,995
Georgia Muni. Gas Auth. Rev. Bonds (Gas Portfolio III Proj.):
Series D, 3% 12/16/09	4,500	4,538
Series E, 3% 12/16/09	6,700	6,757
Monroe County Dev. Auth. Poll. Cont. Rev. Bonds (Georgia Pwr. Co. Plant Scherer Proj.) Second Series 1995, 2.1%, tender 7/14/09 (b)	9,000	9,000
Muni. Elec. Auth. of Georgia (Combustion Turbine Proj.) Series 2008 B, 0.45%, LOC Bayerische Landesbank, VRDN (b)	23,000	23,000
Roswell Hsg. Auth. Multi-family Hsg. Rev. (Greenhouse Roswell Proj.) Series 1996, 0.38%, LOC Fannie Mae, VRDN (b)	3,800	3,800
		228,095
Hawaii - 0.1%
Hawaii Gen. Oblig. Participating VRDN Series ROC II R 153, 0.88% (Liquidity Facility Citibank NA) (b)(f)	6,695	6,695
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Illinois - 5.4%
Chicago Gen. Oblig. Participating VRDN:
Series Putters 3306, 0.46% (Liquidity Facility JPMorgan Chase Bank) (b)(f)	$ 5,000	$ 5,000
Series ROC II R 11270, 0.68% (Liquidity Facility Citibank NA) (b)(f)	20,705	20,705
Series Solar 06 38, 0.45% (Liquidity Facility U.S. Bank NA, Minnesota) (b)(f)	2,500	2,500
Chicago Metropolitan Wtr. Reclamation District Greater Chicago Participating VRDN Series BBT 08 60, 0.45% (Liquidity Facility Branch Banking & Trust Co.) (b)(f)	4,385	4,385
Chicago Wastewtr. Transmission Rev.:
Series 2008 C1, 0.65%, LOC Harris NA, VRDN (b)	12,000	12,000
Series 2008 C2, 0.65%, LOC Bank of America NA, VRDN (b)	15,800	15,800
Series 2008 C3, 0.65%, LOC Northern Trust Co., Chicago, VRDN (b)	5,000	5,000
Chicago Wtr. Rev.:
Series 2004 A1, 0.4%, LOC California Pub. Employees' Retirement Sys., VRDN (b)	20,000	20,000
Series 2004 A3, 0.4%, LOC State Street Bank & Trust Co., Boston, VRDN (b)	8,450	8,450
Cook County Gen. Oblig. Bonds Series 1992 C, 6% 11/15/09	2,000	2,056
DuPage County Rev. (Morton Arboretum Proj.) 0.45%, LOC Bank of America NA, VRDN (b)	6,200	6,200
Illinois Dev. Fin. Auth. Rev. (Glenwood School for Boys Proj.) Series 1998, 0.5%, LOC Harris NA, VRDN (b)	3,000	3,000
Illinois Edl. Facilities Auth. Revs.:
Participating VRDN Series MACN 05 D, 0.48% (Liquidity Facility Bank of America NA) (b)(f)	7,010	7,010
(ACI Cultural Pooled Fing. Prog.) Series 2000, 0.5%, LOC JPMorgan Chase Bank, VRDN (b)	5,900	5,900
(Elmhurst College Proj.) Series 2003, 0.5%, LOC JPMorgan Chase Bank, VRDN (b)	1,625	1,625
Illinois Fin. Auth. Poll. Cont. Rev. (Commonwealth Edison Co. Proj.) Series 2008 F, 0.5%, LOC Bank of Nova Scotia, New York Agcy., VRDN (b)	18,200	18,200
Illinois Fin. Auth. Rev.:
Bonds (Advocate Health Care Proj.):
Series 2008 A2, 1.9%, tender 2/5/09 (b)	5,685	5,685
Series 2008 A3, 1.9%, tender 4/1/09 (b)	5,685	5,685
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Illinois - continued
Illinois Fin. Auth. Rev.: - continued
Participating VRDN:
Series EGL 06 118, Class A, 0.51% (Liquidity Facility Citibank NA) (b)(f)	$ 9,450	$ 9,450
Series Putters 3288Z, 0.46% (Liquidity Facility JPMorgan Chase Bank) (b)(f)	3,000	3,000
(Alexian Brothers Health Sys. Proj.) Series 2004, 0.4%, LOC JPMorgan Chase Bank, VRDN (b)	28,700	28,700
(Chicago Historical Society Proj.) Series 2006, 0.4%, LOC JPMorgan Chase Bank, VRDN (b)	7,175	7,175
(Chicago Symphony Orchestra Proj.) Series 2008, 0.4%, LOC RBS Citizens NA, VRDN (b)	8,000	8,000
(Children's Memorial Hosp. Proj.):
Series 2008 C, 0.35%, LOC JPMorgan Chase Bank, VRDN (b)	14,300	14,300
Series 2008 D, 0.35%, LOC JPMorgan Chase Bank, VRDN (b)	22,300	22,300
(Little Co. of Mary Hosp. Proj.):
Series 2008 A, 0.35%, LOC JPMorgan Chase Bank, VRDN (b)	19,500	19,500
Series 2008 B, 0.35%, LOC JPMorgan Chase Bank, VRDN (b)	24,580	24,580
(Northwest Cmnty. Hosp. Proj.) Series 2008 B, 0.28%, LOC Wells Fargo Bank NA, VRDN (b)	5,700	5,700
(Northwestern Univ. Proj.):
Series 2008 B, 0.25%, VRDN (b)	1,500	1,500
Series 2008 C, 0.2%, VRDN (b)	4,500	4,500
(Resurrection Health Care Sys. Proj.) Series 2008 A, 0.45%, LOC Bank of America NA, VRDN (b)	3,000	3,000
Illinois Gen. Oblig.:
Bonds Series 2008, 5% 4/1/09	5,000	5,026
Participating VRDN Series MACN 06 L, 0.48% (Liquidity Facility Bank of America NA) (b)(f)	5,235	5,235
Illinois Health Facilities Auth. Rev.:
Bonds (Evanston Northwestern Health Care Corp. Proj.):
Series 1992, 1.5% tender 3/19/09, CP mode	8,700	8,700
Series 1995, 1.5% tender 3/26/09, CP mode	4,300	4,300
1.5% tender 4/9/09, CP mode	3,500	3,500
(Herman M. Finch Univ. of Health Sciences/The Chicago Med. School Proj.) Series 2003, 0.5%, LOC JPMorgan Chase Bank, VRDN (b)	16,575	16,575
(Rehabilitation Inst. of Chicago Proj.) Series 1997, 0.5%, LOC Bank of America NA, VRDN (b)	1,900	1,900
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Illinois - continued
Illinois Health Facilities Auth. Rev.: - continued
(Swedish Covenant Hosp. Proj.):
Series 2003 A, 0.45%, LOC Bank of America NA, VRDN (b)	$ 6,475	$ 6,475
Series 2003 B, 0.45%, LOC Bank of America NA, VRDN (b)	22,545	22,545
Illinois Toll Hwy. Auth. Toll Hwy. Rev. Participating VRDN Series ROC II R 606PB, 1.03% (Liquidity Facility Deutsche Postbank AG) (b)(f)	6,745	6,745
Lombard Indl. Proj. Rev. (B&H Partnership Proj.) Series 1995, 0.85%, LOC Bank of America NA, VRDN (b)	3,375	3,375
Metropolitan Wtr. Reclamation District of Greater Chicago Participating VRDN Series Clipper 07 12, 0.56% (Liquidity Facility State Street Bank & Trust Co., Boston) (b)(f)	10,350	10,350
Univ. of Illinois Ctfs. of Prtn. (Util. Infrastructure Projs.) Series 2004, 0.35% (Liquidity Facility Bank of America NA), VRDN (b)	4,500	4,500
Univ. of Illinois Health Svcs. Facilities Sys. Rev. Series 1997 B, 0.55%, LOC Landesbank Hessen-Thuringen, VRDN (b)	1,000	1,000
Univ. of Illinois Univ. Revs.:
Participating VRDN Series EGL 06 124, 0.69% (Liquidity Facility Citibank NA) (b)(f)	18,600	18,600
(UIC South Campus Dev. Proj.) Series 2008, 0.5%, LOC JPMorgan Chase Bank, VRDN (b)	9,500	9,500
		429,232
Indiana - 1.2%
Hamilton Southeastern Indiana Consolidated School Bldg. Corp. Participating VRDN Series Solar 07 06, 0.45% (Liquidity Facility U.S. Bank NA, Minnesota) (b)(f)	10,000	10,000
Indiana Dev. Fin. Auth. Envir. Rev. Series 2005, 0.7%, LOC Royal Bank of Scotland PLC, VRDN (b)	11,800	11,800
Indiana Dev. Fin. Auth. Rev. (Indianapolis Museum of Art, Inc. Proj.) Series 2001, 0.5%, LOC JPMorgan Chase Bank, VRDN (b)	4,000	4,000
Indiana Edl. Facilities Auth. Rev.:
(Franklin College Proj.) Series 2003, 0.55%, LOC JPMorgan Chase Bank, VRDN (b)	8,825	8,825
(Hanover College Proj.) Series 2004 B, 0.47%, LOC JPMorgan Chase Bank, VRDN (b)	2,400	2,400
Indiana Fin. Auth. Health Sys. Rev. (Sisters of Saint Francis Health Svcs., Inc. Obligated Group Proj.):
Series 2008 D, 0.47%, LOC Bank of America NA, VRDN (b)	11,500	11,500
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Indiana - continued
Indiana Fin. Auth. Health Sys. Rev. (Sisters of Saint Francis Health Svcs., Inc. Obligated Group Proj.): - continued
Series 2008 G, 0.3%, LOC Bank of New York, New York, VRDN (b)	$ 5,250	$ 5,250
Series 2008 J, 0.3%, LOC Wells Fargo Bank NA, VRDN (b)	5,000	5,000
Indiana Fin. Auth. Rev. (Ascension Health Proj.) Series 2008 E1, 0.25%, VRDN (b)	11,400	11,400
Indiana Health & Edl. Facilities Fing. Auth. Hosp. Rev. (Howard Reg'l. Health Sys. Proj.) Series 2005, 0.73%, LOC JPMorgan Chase Bank, VRDN (b)	6,900	6,900
Marion Econ. Dev. Rev. (Indiana Wesleyan Univ. Proj.):
Series 2006, 0.45%, LOC Bank of America NA, VRDN (b)	5,000	5,000
0.45%, LOC Bank of America NA, VRDN (b)	10,045	10,045
Richmond Econ. Dev. Rev. (Friends Fellowship Cmnty. Proj.) Series 1997, 0.45%, LOC U.S. Bank NA, Minnesota, VRDN (b)	5,200	5,200
Saint Joseph County Ind. Edl. Facilities Rev. (Notre Dame Univ.) Series 1998, 0.15% (Liquidity Facility Wells Fargo Bank NA), VRDN (b)	2,000	2,000
		99,320
Iowa - 0.1%
Des Moines Metropolitan Wastewtr. Reclamation Auth. Swr. Rev. Participating VRDN Series Solar 06 84, 0.45% (Liquidity Facility U.S. Bank NA, Minnesota) (b)(f)	6,440	6,440
Kansas - 0.7%
Wichita Gen. Oblig. BAN Series 226, 0.8% 11/19/09 (a)	37,375	37,378
Wyandotte County/Kansas City Unified Govt. Gen. Oblig. BAN Series III, 2.34% 4/1/09	15,100	15,100
		52,478
Kentucky - 0.8%
Kentucky Asset/Liability Commission Road Fund Bonds First Series A, 1.9% tender 2/2/09 (Liquidity Facility Dexia Cr. Local de France), CP mode	25,000	25,000
Louisville & Jefferson County Metropolitan Swr. District Swr. & Drain Sys. Rev. Participating VRDN Series Solar 06 87, 0.45% (Liquidity Facility U.S. Bank NA, Minnesota) (b)(f)	18,235	18,235
Warren County Hosp. Rev. (Bowling Green-Warren County Cmnty. Hosp. Corp. Proj.) Series 2008, 0.53% (Assured Guaranty Corp. Insured), VRDN (b)	17,110	17,110
		60,345
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Louisiana - 2.0%
Louisiana Gas & Fuel Tax Rev. Participating VRDN:
Series EGL 06 0137, 0.89% (Liquidity Facility Citibank NA) (b)(f)	$ 11,550	$ 11,550
Series EGL 06 30, 0.93% (Liquidity Facility Landesbank Hessen-Thuringen) (b)(f)	20,000	20,000
Series ROC II R 12117, 1.08% (Liquidity Facility Citigroup, Inc.) (b)(f)	15,000	15,000
Series ROC II R 12138, 1.14% (Liquidity Facility Citigroup, Inc.) (b)(f)	9,900	9,900
Louisiana Gen. Oblig. Series 2008 A, 0.35%, LOC BNP Paribas SA, VRDN (b)	38,900	38,900
Louisiana Offshore Term. Auth. Deepwater Port Rev. (LOOP LLC Proj.) Series 2003 B, 0.5%, LOC JPMorgan Chase Bank, VRDN (b)	9,575	9,575
Louisiana Pub. Facilities Auth. Gulf Opportunity Zone Rev. (Celtic Mgmt. Corp. Proj.) Series 2008, 0.53%, LOC JPMorgan Chase Bank, VRDN (b)	10,000	10,000
Louisiana Pub. Facilities Auth. Hosp. Rev. (Franciscan Missionaries of Our Lady Health Sys. Proj.):
Series 2005 B, 0.35%, LOC JPMorgan Chase Bank, VRDN (b)	30,000	30,000
Series 2008 A, 0.45%, LOC JPMorgan Chase Bank, VRDN (b)	9,000	9,000
Louisiana Pub. Facilities Auth. Rev. (Christus Health Proj.) Series 2008 D2, 0.35%, LOC Bank of Nova Scotia, New York Agcy., VRDN (b)	5,250	5,250
Saint Charles Parish Poll. Cont. Rev. (Shell Oil Co. Proj.) Series 1992 B, 0.45% (Shell Oil Co. Guaranteed), VRDN (b)	4,600	4,600
		163,775
Maine - 0.1%
Maine Health Student Finl. Auth. Participating VRDN Series Solar 06 122, 0.45% (Liquidity Facility U.S. Bank NA, Minnesota) (b)(f)	7,995	7,995
Maryland - 3.3%
Anne Arundel County Gen. Oblig.:
Participating VRDN Series BBT 08 10, 0.48% (Liquidity Facility Branch Banking & Trust Co.) (b)(f)	13,805	13,805
Series A, 1% 3/31/09, CP	25,000	25,000
Anne Arundel County Port Facilities Auth. Rev. Bonds (Baltimore Gas & Elec. Co. Proj.) Series 1985:
5% tender 2/6/09, LOC Wachovia Bank NA, CP mode	7,500	7,500
5% tender 2/12/09, LOC Wachovia Bank NA, CP mode	7,200	7,200
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Maryland - continued
Baltimore County Gen. Oblig. Series 2002, 0.85% 3/13/09 (Liquidity Facility BNP Paribas SA), CP	$ 25,900	$ 25,900
Howard County Gen. Oblig. 1% 3/10/09 (Liquidity Facility State Street Bank & Trust Co., Boston), CP	19,000	19,000
Maryland Econ. Dev. Auth. Rev. (United States Pharmacopeial Convention, Inc. Proj.) Series 2008 A, 0.4%, LOC Bank of America NA, VRDN (b)	9,865	9,865
Maryland Econ. Dev. Corp. Rev. (Howard Hughes Med. Institute Proj.) Series 2008 A, 0.25%, VRDN (b)	1,250	1,250
Maryland Gen. Oblig. Bonds:
(State & Local Facilities Ln. Prog.) First Series 2006 A, 5% 3/1/09	3,000	3,007
Series 2004, 5% 2/1/09	3,000	3,000
Maryland Health & Higher Edl. Facilities Auth. Rev.:
Participating VRDN Series BBT 08 46, 0.45% (Liquidity Facility Branch Banking & Trust Co.) (b)(f)	3,845	3,845
(Adventist Healthcare Proj.) Series 2005 A, 0.45%, LOC Bank of America NA, VRDN (b)	3,000	3,000
(Mercy Med. Ctr. Proj.):
Series 2007 B, 0.4%, LOC Bank of America NA, VRDN (b)	12,465	12,465
Series 2007 C, 0.4%, LOC Bank of America NA, VRDN (b)	38,600	38,600
(Univ. of Maryland Med. Sys. Proj.) Series 2008 C, 0.47%, LOC PNC Bank NA, Pittsburgh, VRDN (b)	17,000	17,000
(Villa Julie College, Inc. Proj.) Series 2005, 0.4%, LOC Bank of America NA, VRDN (b)	16,050	16,050
Series F, 0.85% 2/6/09, LOC Bank of America NA, CP	21,500	21,500
Maryland Trans. Auth. Passenger Facility Charge Rev. Series 2003 A, 1.05%, LOC State Street Bank & Trust Co., Boston, VRDN (b)	12,670	12,670
Montgomery County Econ. Dev. Rev. (Georgetown Preparatory School, Inc. Proj.) Series 2005, 0.45%, LOC Bank of America NA, VRDN (b)	2,730	2,730
Montgomery County Hsg. Opportunities Commission Series 2002 C, 0.47%, LOC PNC Bank NA, Pittsburgh, VRDN (b)	2,965	2,965
Montgomery County Hsg. Opportunities Commission Hsg. Rev. (Falklands Apts. Proj.) Series 1985 B, 0.3%, LOC Fannie Mae, VRDN (b)	5,050	5,050
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Maryland - continued
Prince George's County Rev. (Collington Episcopal Proj.) Series 2006 A, 0.45%, LOC Bank of America NA, VRDN (b)	$ 9,470	$ 9,470
Univ. of Maryland Sys. Auxiliary Facility & Tuition Rev. Bonds Series 2003 A, 5% 4/1/09	4,220	4,243
		265,115
Massachusetts - 2.9%
Massachusetts Bay Trans. Auth. Assessment Rev. Participating VRDN Series ROC II R 8514, 0.69% (Liquidity Facility Citigroup, Inc.) (b)(f)	4,000	4,000
Massachusetts Dev. Fin. Agcy. Rev. (Boston Univ. Proj.) Series U5B, 0.43%, LOC RBS Citizens NA, VRDN (b)	15,000	15,000
Massachusetts Gen. Oblig.:
(Central Artery Proj.) Series 2000 B, 0.5% (Liquidity Facility State Street Bank & Trust Co., Boston), VRDN (b)	11,000	11,000
Series 2006 A, 2% (Liquidity Facility Dexia Cr. Local de France), VRDN (b)	11,630	11,630
Massachusetts Health & Edl. Facilities Auth. Rev.:
(Amherst College Proj.):
Series 1996 F, 0.25%, VRDN (b)	4,700	4,700
Series 2005 J2, 0.39%, VRDN (b)	9,625	9,625
(Harvard Univ. Proj.):
Series BB 0.2%, VRDN (b)	39,300	39,300
Series R, 0.4%, VRDN (b)	22,095	22,095
(Massachusetts Institute of Technology Proj.) Series 2001 J1, 0.2%, VRDN (b)	20,320	20,320
(Partners HealthCare Sys., Inc. Proj.) Series D5, 0.4%, VRDN (b)	1,200	1,200
(Wellesley College Proj.) Series 2008 I, 0.4%, VRDN (b)	24,110	24,110
Massachusetts School Bldg. Auth. Dedicated Sales Tax Rev.:
Participating VRDN Series ROC II R 12006, 1.12% (Liquidity Facility Citigroup, Inc.) (b)(f)	9,900	9,900
Series A, 0.45% 7/8/09, LOC Bank of Nova Scotia, New York Agcy., CP	20,800	20,800
Massachusetts Wtr. Resources Auth. Wtr. & Swr. Rev.:
Participating VRDN Series ROC II R 11316, 0.85% (Liquidity Facility Citibank NA) (b)(f)	14,850	14,850
Series 1999, 0.32% 4/7/09, LOC State Street Bank & Trust Co., Boston, CP	10,700	10,700
Series 2002 C, 0.25%, LOC Landesbank Hessen-Thuringen, VRDN (b)	7,000	7,000
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Massachusetts - continued
Massachusetts Wtr. Resources Auth. Wtr. & Swr. Rev.: - continued
Series 2008 C, 0.3% (Liquidity Facility Bayerische Landesbank), VRDN (b)	$ 2,615	$ 2,615
Somerville Gen. Oblig. BAN 2% 2/20/09	7,001	7,004
		235,849
Michigan - 2.4%
Detroit Gen. Oblig. TAN Series 2008, 3.5% 3/31/09, LOC JPMorgan Chase Bank	23,900	23,964
Grand Valley Michigan State Univ. Rev. Series 2008 B, 0.45%, LOC RBS Citizens NA, VRDN (b)	7,140	7,140
Kent Hosp. Fin. Auth. Hosp. Facilities Rev. (Spectrum Health Sys. Proj.) Series 2008 B3, 0.43% (Liquidity Facility Wells Fargo Bank NA), VRDN (b)	23,000	23,000
Michigan Bldg. Auth. Rev. Series 5, 0.85% 2/12/09, LOC Bank of New York, New York, LOC State Street Bank & Trust Co., Boston, CP	2,160	2,160
Michigan Hosp. Fin. Auth. Rev.:
(Henry Ford Health Sys. Proj.) Series 2007, 0.45%, LOC JPMorgan Chase Bank, VRDN (b)	45,115	45,115
(McLaren Health Care Corp. Proj.) Series 2008 B3, 0.45%, LOC JPMorgan Chase Bank, VRDN (b)	9,000	9,000
(Munising Memorial Hosp. Assoc. Proj.) Series 2006, 0.63%, LOC Banco Santander SA, VRDN (b)	6,300	6,300
Michigan Strategic Fund Ltd. Oblig. Rev.:
(Detroit Edison Co. Proj.) Series 2008 ET, 0.45%, LOC Bank of Nova Scotia, New York Agcy., VRDN (b)	3,900	3,900
(Van Andel Research Institute Proj.) Series 2008, 0.45%, LOC Bank of America NA, VRDN (b)	75,000	75,000
		195,579
Minnesota - 1.6%
Bloomington Sr. Hsg. Rev. (Presbyterian Homes Proj.) Series 2008, 0.55%, LOC Freddie Mac, VRDN (b)	5,000	5,000
Minneapolis Health Care Sys. Rev. (Fairview Health Svcs. Proj.) Series 2008 C, 0.41%, LOC Wells Fargo Bank NA, VRDN (b)	5,800	5,800
Minnesota Agric. & Econ. Dev. Board Rev. (Essentia Health Obligated Group Proj.) Series 2008 C4, 0.65% (Assured Guaranty Corp. Insured), VRDN (b)	25,300	25,300
Minnesota Gen. Oblig.:
Bonds:
Series 2008 C, 5% 8/1/09	4,965	5,048
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Minnesota - continued
Minnesota Gen. Oblig.: - continued
Bonds:
5% 8/1/09	$ 14,000	$ 14,209
5% 11/1/09	5,000	5,147
Participating VRDN Series Putters 3265, 0.46% (Liquidity Facility JPMorgan Chase & Co.) (b)(f)	10,000	10,000
Minnetonka Multi-family Hsg. Rev. (Cliffs at Ridgedale Proj.) Series 1995, 0.58%, LOC Fannie Mae, VRDN (b)	2,450	2,450
Robbinsdale Gen. Oblig. (North Memorial Health Care Proj.):
Series 2008 A1, 0.55%, LOC Wells Fargo Bank NA, VRDN (b)	5,000	5,000
Series 2008 A2, 0.55%, LOC Wells Fargo Bank NA, VRDN (b)	15,000	15,000
Series 2008 A3, 0.42%, LOC Wells Fargo Bank NA, VRDN (b)	5,310	5,310
Rochester Health Care Facilities Rev. Series 2008 C, 0.3% 2/23/09, CP	10,000	10,000
Saint Cloud Health Care Rev. (CentraCare Health Sys. Proj.) Series 2008 B, 0.48% (Assured Guaranty Corp. Insured), VRDN (b)	15,320	15,320
Univ. of Minnesota Series 1999 A, 0.2% (Liquidity Facility Landesbank Hessen-Thuringen), VRDN (b)	3,920	3,920
		127,504
Mississippi - 1.7%
Jackson County Port Facilities Rev. (Chevron U.S.A., Inc. Proj.) Series 1993, 0.35%, VRDN (b)	15,000	15,000
Mississippi Bus. Fin. Corp.:
Participating VRDN Series MS 06 2240, 0.45% (Liquidity Facility Wells Fargo & Co.) (b)(f)(g)	26,680	26,680
(Chevron USA, Inc. Proj.) Series 2007 C, 0.3% (Chevron Corp. Guaranteed), VRDN (b)	38,200	38,200
Mississippi Dev. Bank Spl. Oblig.:
(East Mississippi Correctional Facility Proj.) Series 2008 B, 0.45%, LOC Bank of America NA, VRDN (b)	32,000	32,000
(Harrison County Proj.) Series 2008 A2, 0.45%, LOC Bank of America NA, VRDN (b)	13,525	13,525
Mississippi Hosp. Equip. & Facilities Auth. Bonds (Baptist Memorial Health Care Proj.) Series 2004 B2, 2.5%, tender 2/5/09 (b)	10,000	10,000
		135,405
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Missouri - 1.7%
Bi-State Dev. Agcy. Missouri Illinois Metropolitan District Rev. (MetroLink Cross County Extension Proj.) Series 2005 A, 0.45%, LOC JPMorgan Chase Bank, VRDN (b)	$ 2,650	$ 2,650
Kansas City Indl. Dev. Auth. Student Hsg. Facilities Rev. (Oak Street West Proj.) Series 2006, 0.46%, LOC Bank of America NA, VRDN (b)	14,300	14,300
Missouri Dev. Fin. Board Lease Rev. (Missouri Assoc. of Muni. Utils. Proj.) 0.7%, LOC U.S. Bank NA, Minnesota, VRDN (b)	2,870	2,870
Missouri Health & Edl. Facilities Auth. Edl. Facilities Rev. (Saint Louis Univ. Proj.):
Series 2008 A2, 0.6%, LOC Wells Fargo Bank NA, VRDN (b)	2,000	2,000
Series 2008 B2, 0.6%, LOC Bank of America NA, VRDN (b)	4,135	4,135
Missouri Health & Edl. Facilities Auth. Health Facilities Rev.:
Bonds (Cox Health Sys. Proj.) Series B, 0.37% tender 2/9/09, LOC Bank of Nova Scotia, New York Agcy., CP mode	8,000	8,000
(Bethesda Health Group Proj.) Series 2001 A, 0.55%, LOC U.S. Bank NA, Minnesota, VRDN (b)	30,475	30,475
(BJC Health Sys. Proj.) Series 2008 D, 0.2%, VRDN (b)	30,600	30,600
(SSM Health Care Sys. Proj.):
Series 2005 A1, 0.46%, LOC Bank of America NA, VRDN (b)	2,600	2,600
Series 2005 C2, 0.46%, LOC Bank of America NA, VRDN (b)	10,500	10,500
Missouri Health & Edl. Facilities Auth. Rev.:
Bonds (Ascension Health Proj.) Series 2003 C3, 1.75%, tender 3/3/09 (b)	8,500	8,500
(Lutheran Sr. Svcs. Proj.) Series 2008, 0.45%, LOC U.S. Bank NA, Minnesota, VRDN (b)	9,000	9,000
Missouri Highways & Trans. Commission State Road Rev. Series 2005 B, 0.3%, LOC State Street Bank & Trust Co., Boston, VRDN (b)	9,540	9,540
		135,170
Nebraska - 0.4%
Nebraska Invt. Fin. Auth. Single Family Hsg. Rev. Series 2008 G, 0.5% (Liquidity Facility Fed. Home Ln. Bank Topeka), VRDN (b)	11,135	11,135
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Nebraska - continued
Omaha Pub. Pwr. District Elec. Rev.:
Bonds Series 2002 B, 4.5% 2/1/10	$ 1,000	$ 1,038
Participating VRDN Series BBT 2060, 0.5% (Liquidity Facility Branch Banking & Trust Co.) (b)(f)	23,120	23,120
		35,293
Nevada - 1.1%
Clark County Arpt. Rev.:
Series 2008 D2, 0.55%, LOC Landesbank Baden-Wuert, VRDN (b)	17,000	17,000
Series 2008 D3, 0.55%, LOC Bayerische Landesbank, VRDN (b)	14,350	14,350
Clark County Fuel Tax:
Participating VRDN:
Series Putters 1309, 1.03% (Liquidity Facility JPMorgan Chase Bank) (b)(f)	4,235	4,235
Series ROC II R 11507, 0.5% (Liquidity Facility Citibank NA) (b)(f)	4,500	4,500
Series 2008 A:
0.7% 3/3/09, LOC BNP Paribas SA, CP	3,600	3,600
0.7% 3/3/09, LOC California Teachers Retirement Sys., LOC State Street Bank & Trust Co., Boston, CP	12,000	12,000
Series 2008 B, 0.5% 5/7/09, LOC California Teachers Retirement Sys., LOC State Street Bank & Trust Co., Boston, CP	10,000	10,000
Nevada Gen. Oblig. Participating VRDN Series Merlots 08 D81, 1.15% (Liquidity Facility Wachovia Bank NA) (b)(f)	5,075	5,075
Nevada Hwy. Impt. Rev. Bonds Series 2003, 5% 12/1/09	5,805	5,986
Reno Hosp. Rev. (Renown Reg'l. Med. Ctr. Proj.) Series 2009 B, 0.5%, LOC Wells Fargo Bank NA, VRDN (b)	6,000	6,000
Truckee Meadows Wtr. Auth. Wtr. Rev.:
Participating VRDN Series SGA 01 137, 0.75% (Liquidity Facility Societe Generale) (b)(f)	2,100	2,100
Series 2006 B, 0.3% 2/6/09, LOC Lloyds TSB Bank PLC, CP	2,000	2,000
		86,846
New Hampshire - 0.0%
New Hampshire Health & Ed. Facilities Auth. Rev. (Exeter Hosp. Obligated Group Proj.) Series 2001 B, 0.4%, LOC Bank of America NA, VRDN (b)	2,610	2,610
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
New Jersey - 2.1%
New Jersey Econ. Dev. Auth. School Facilities Construction Rev. Series 2008 V3, 0.43%, LOC Bank of Nova Scotia, New York Agcy., VRDN (b)	$ 8,240	$ 8,240
New Jersey Gen. Oblig. TRAN Series 2009 A, 3% 6/25/09	157,200	158,042
		166,282
New Mexico - 0.3%
Farmington Poll. Cont. Rev. (Arizona Pub. Svc. Co. Four Corners Proj.) Series 1994 B, 0.59%, LOC Barclays Bank PLC, VRDN (b)	5,760	5,760
New Mexico Fin. Auth. Trans. Rev.:
Series 2008 A1, 0.5%, LOC State Street Bank & Trust Co., Boston, VRDN (b)	6,200	6,200
Series 2008 B1, 0.5%, LOC State Street Bank & Trust Co., Boston, VRDN (b)	11,600	11,600
		23,560
New York - 8.7%
Hempstead Town Gen. Oblig. Bonds Series A, 2% 8/15/09 (a)	7,175	7,230
Monroe County Indl. Dev. Agcy. Civic Facility Rev. (Margaret Woodbury Strong Museum Proj.) Series 2005, 0.35%, LOC JPMorgan Chase Bank, VRDN (b)	1,775	1,775
Nassau County Interim Fin. Auth. Series 2008 A, 0.2% (Liquidity Facility BNP Paribas SA), VRDN (b)	10,000	10,000
New York City Gen. Oblig.:
Bonds Series 2008 J1, 4% 8/1/09	5,765	5,849
Series 1994 A5, 0.35%, LOC KBC Bank NV, VRDN (b)	1,015	1,015
Series 2004 H7, 0.3%, LOC KBC Bank NV, VRDN (b)	20,010	20,010
Series 2008 J10, 0.27% (Liquidity Facility BNP Paribas SA), VRDN (b)	41,020	41,020
Series 2008 J6, 0.48%, LOC Landesbank Hessen-Thuringen, VRDN (b)	29,935	29,935
New York City Hsg. Dev. Corp. Multi-family Hsg. Mtg. Rev. (Beekman Tower Proj.) Series 2008 A, 0.25%, LOC RBS Citizens NA, VRDN (b)	19,000	19,000
New York City Hsg. Dev. Corp. Multi-family Rental Hsg. Rev. (90 Washington Street Proj.) Series 2005 A, 0.25%, LOC Fannie Mae, VRDN (b)	16,000	16,000
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev.:
Series 2000 C, 0.9% (Liquidity Facility Dexia Cr. Local de France), VRDN (b)	10,000	10,000
Series 2003 F2, 0.42% (Liquidity Facility Bayerische Landesbank Girozentrale), VRDN (b)	44,485	44,485
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
New York - continued
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev.: - continued
Series 2005 AA2, 1% (Liquidity Facility Dexia Cr. Local de France), VRDN (b)	$ 7,000	$ 7,000
Series 2006 AA1, 0.5% (Liquidity Facility California Teachers Retirement Sys.) (Liquidity Facility State Street Bank & Trust Co., Boston), VRDN (b)	72,950	72,950
Series 2008 BB, 0.57% (Liquidity Facility Bank of America NA), VRDN (b)	4,000	4,000
Series 2008 BB2, 0.35% (Liquidity Facility Bank of America NA), VRDN (b)	2,600	2,600
Series 2009 BB1, 0.35% (Liquidity Facility Landesbank Hessen-Thuringen), VRDN (b)	27,785	27,785
Series 2009 BB2, 0.5% (Liquidity Facility Landesbank Hessen-Thuringen), VRDN (b)	21,300	21,300
Series 6, 0.4% 2/18/09 (Liquidity Facility Landesbank Baden-Wuert) (Liquidity Facility Landesbank Hessen-Thuringen), CP	17,800	17,800
New York City Transitional Fin. Auth. Rev.:
Series 2003 1E, 0.35% (Liquidity Facility Bayerische Landesbank Girozentrale), VRDN (b)	5,330	5,330
Series 2003 C5, 0.35% (Liquidity Facility Citibank NA), VRDN (b)	15,000	15,000
New York Dorm. Auth. Revs.:
(New York City Court Facilities Lease Proj.) Series 2005 B, 0.4%, LOC Bayerische Landesbank Girozentrale, VRDN (b)	31,800	31,800
Series 2008 C, 0.35%, LOC Bank of America NA, VRDN (b)	37,575	37,575
New York Hsg. Fin. Agcy. Rev. (88 Leonard Street Proj.) Series 2005 A, 0.35%, LOC Landesbank Hessen-Thuringen, VRDN (b)	2,900	2,900
New York Local Govt. Assistance Corp. Series 1995 G, 0.35% (New York State Gen. Oblig. Guaranteed), LOC Bank of Nova Scotia, New York Agcy., VRDN (b)	6,500	6,500
New York Metropolitan Trans. Auth. Rev.:
Series 2002 G1, 0.25%, LOC Bank of Nova Scotia, New York Agcy., VRDN (b)	35,000	35,000
Series 2005 D2, 0.35%, LOC Landesbank Hessen-Thuringen, VRDN (b)	2,900	2,900
Series 2005 G1, 0.39%, LOC BNP Paribas SA, VRDN (b)	4,270	4,270
Series 2005 G2, 0.35%, LOC BNP Paribas SA, VRDN (b)	12,195	12,195
New York Pwr. Auth. Series 1, 0.4% 3/12/09, CP	3,525	3,525
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
New York - continued
New York State Envir. Facilities Corp. Solid Waste Disp. Rev. (Gen. Elec. Cap. Corp. Proj.) Series 1987 A, 0.35%, VRDN (b)	$ 2,300	$ 2,300
New York Urban Dev. Corp. Rev. Bonds Series 2009 A1, 2% 12/15/09	18,295	18,507
Suffolk County Gen. Oblig. TAN Series 2009 I, 2% 8/13/09	75,000	75,481
Tarrytown Gen. Oblig. BAN 2% 2/20/09	20,000	20,010
Triborough Bridge & Tunnel Auth. Revs. Series 2002 F, 0.3% (Liquidity Facility ABN-AMRO Bank NV), VRDN (b)	26,515	26,515
Troy Indl. Dev. Auth. Civic Facilities Rev. (Rensselaer Polytechnic Institute Proj.) Series 2002 B, 0.25%, LOC JPMorgan Chase Bank, VRDN (b)	40,600	40,600
		700,162
North Carolina - 3.3%
Board of Governors of the Univ. of North Carolina Series D, 0.7% 3/6/09 (Liquidity Facility Univ. of North Carolina at Chapel Hill Rev.), CP	6,650	6,650
Charlotte Gen. Oblig. Series 2007, 0.45% (Liquidity Facility KBC Bank NV), VRDN (b)	5,000	5,000
Charlotte Wtr. & Swr. Sys. Rev.:
Series 2002 B, 0.5% (Liquidity Facility Wachovia Bank NA), VRDN (b)	600	600
Series 2006 B, 0.5% (Liquidity Facility Wachovia Bank NA), VRDN (b)	22,200	22,200
Greensboro Combined Enterprise Sys. Rev. Series 2005 B, 0.45% (Liquidity Facility Bank of America NA), VRDN (b)	7,020	7,020
Mecklenburg County Gen. Oblig. Bonds Series B, 4% 2/1/09	1,000	1,000
North Carolina Cap. Facilities Fin. Agcy. Cap. Facilities Rev. (Guilford College Proj.) Series 2005 A, 0.5%, LOC Branch Banking & Trust Co., VRDN (b)	7,175	7,175
North Carolina Cap. Facilities Fin. Agcy. Edl. Facilities Rev.:
(Campbell Univ. Proj.) Series 2004, 0.5%, LOC Branch Banking & Trust Co., VRDN (b)	5,285	5,285
(High Point Univ. Rev.) Series 2006, 0.5%, LOC Branch Banking & Trust Co., VRDN (b)	9,885	9,885
North Carolina Cap. Facilities Fin. Agcy. Rev. Participating VRDN:
Series EGL 06 0139, 0.51% (Liquidity Facility Citibank NA) (b)(f)	2,800	2,800
Series EGL 07 0015, 0.54% (Liquidity Facility Citibank NA) (b)(f)	10,890	10,890
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
North Carolina - continued
North Carolina Edl. Facilities Fin. Agcy. Rev.:
(Duke Univ. Proj.):
Series 1991 B, 0.2%, VRDN (b)	$ 4,000	$ 4,000
Series 1992 A, 0.2%, VRDN (b)	1,000	1,000
(Providence Day School Proj.) Series 1999, 0.45%, LOC Bank of America NA, VRDN (b)	8,795	8,795
(Queens College Proj.) Series 1999 B, 0.53%, LOC Bank of America NA, VRDN (b)	4,175	4,175
North Carolina Gen. Oblig.:
Bonds Series 1999, 4.6% 4/1/17 (Pre-Refunded to 4/1/09 @ 102) (e)	2,200	2,254
Series 2002 D, 0.45% (Liquidity Facility Landesbank Hessen-Thuringen), VRDN (b)	4,200	4,200
Series 2002 E, 0.43% (Liquidity Facility Bayerische Landesbank Girozentrale), VRDN (b)	21,085	21,085
North Carolina Infrastructure Fin. Corp. Ctfs. of Prtn. Bonds Series 2007 A, 5% 5/1/09	2,370	2,389
North Carolina Med. Care Commission Health Care Facilities Rev. (Wake Forest Univ. Proj.) Series 2008 C, 0.45%, LOC Bank of America NA, VRDN (b)	5,820	5,820
North Carolina Med. Care Commission Hosp. Rev.:
(CaroMont Health Proj.):
Series 2003 A, 0.4%, LOC Bank of America NA, VRDN (b)	20,300	20,300
Series 2003 B, 0.4%, LOC Bank of America NA, VRDN (b)	19,600	19,600
Series 2007, 0.35%, LOC Bank of America NA, VRDN (b)	3,660	3,660
Piedmont Triad Arpt. Auth. Series 2008 A, 0.45%, LOC Branch Banking & Trust Co., VRDN (b)	7,800	7,800
Univ. of North Carolina at Chapel Hill Rev. Participating VRDN:
Series BA 08 1085, 0.48% (Liquidity Facility Bank of America NA) (b)(f)	6,900	6,900
Series BBT 08 19, 0.45% (Liquidity Facility Branch Banking & Trust Co.) (b)(f)	25,795	25,795
Series EGL 05 3014 Class A, 0.51% (Liquidity Facility Citibank NA) (b)(f)	7,700	7,700
Wake County Gen. Oblig.:
BAN Series 2008, 3.5% 10/15/09	34,600	35,030
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
North Carolina - continued
Wake County Gen. Oblig.: - continued
Series 2007 A, 0.42% (Liquidity Facility Bank of America NA), VRDN (b)	$ 1,100	$ 1,100
Series 2007 B, 0.42% (Liquidity Facility Bank of America NA), VRDN (b)	3,000	3,000
		263,108
North Dakota - 0.1%
Cass County Health Care Facilities Rev. (Essentia Health Obligated Group Proj.) Series 2008 A2, 0.55% (Assured Guaranty Corp. Insured), VRDN (b)	7,000	7,000
Ohio - 3.2%
Akron Bath Copley Hosp. District Rev. (Akron Gen. Health Systems Proj.) Series 2008, 0.4%, LOC JPMorgan Chase Bank, VRDN (b)	12,700	12,700
Allen County Hosp. Facilities Rev. (Catholic Healthcare Partners Proj.) Series 2008 A, 0.35%, LOC Bank of America NA, VRDN (b)	9,900	9,900
American Muni. Pwr. Series 2008 A, 1.1% 2/6/09, LOC JPMorgan Chase Bank, CP	14,750	14,750
Avon Gen. Oblig. BAN 2.35% 5/14/09	1,925	1,927
Big Walnut Local School District BAN 2.5% 6/18/09	5,000	5,021
Columbus Gen. Oblig. Series 1996 1, 0.25% (Liquidity Facility JPMorgan Chase Bank), VRDN (b)	2,300	2,300
Fulton County Gen. Oblig. Rev. (Fulton County Health Ctr. Proj.) Series 2005, 0.4%, LOC JPMorgan Chase Bank, VRDN (b)	2,125	2,125
Hamilton County Hosp. Facilities Rev.:
(Childrens Hosp. Med. Ctr. Proj.) Series 2007 M, 0.33%, LOC JPMorgan Chase Bank, VRDN (b)	8,050	8,050
(Elizabeth Gamble Deaconess Home Assoc. Proj.) Series 2002 A, 0.47%, LOC JPMorgan Chase Bank, VRDN (b)	7,000	7,000
Lake County Hosp. Facilities Rev. (Lake Hosp. Sys., Inc. Proj.) Series 2008 A, 0.4%, LOC JPMorgan Chase Bank, VRDN (b)	28,500	28,500
Miamisburg City School District BAN Series 2008, 3.5% 7/28/09	3,800	3,812
Montgomery County Rev. (Catholic Health Initiatives Proj.) Series 2004 B2, 0.4% (Liquidity Facility Bayerische Landesbank Girozentrale), VRDN (b)	7,115	7,115
Ohio Air Quality Dev. Auth. Rev.:
(Cincinnati Gas & Elec. Co. Proj.) Series A, 0.8%, VRDN (b)	4,300	4,300
(FirstEnergy Generation Corp. Proj.):
Series 2008 A, 0.47%, LOC Barclays Bank PLC, VRDN (b)	4,600	4,600
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Ohio - continued
Ohio Air Quality Dev. Auth. Rev.: - continued
(FirstEnergy Generation Corp. Proj.):
Series 2008 B, 0.35%, LOC Bank of America NA, VRDN (b)	$ 8,000	$ 8,000
Ohio Gen. Oblig.:
Participating VRDN Series Putters 02 306, 0.46% (Liquidity Facility JPMorgan Chase & Co.) (b)(f)	12,395	12,395
(Common Schools Proj.) Series 2005 B, 0.2%, VRDN (b)	415	415
Ohio Higher Edl. Facility Commission Hosp. Rev. Series 2008 B5, 2.2% 2/5/09, CP	18,650	18,650
Ohio Higher Edl. Facility Commission Rev. (Univ. Hosp. Health Sys. Proj.):
Series 2008 B, 0.5%, LOC RBS Citizens NA, VRDN (b)	8,600	8,600
Series 2008 C, 0.38%, LOC Wells Fargo Bank NA, VRDN (b)	16,900	16,900
Series 2008 D, 0.4%, LOC JPMorgan Chase Bank, VRDN (b)	40,525	40,525
Ohio State Univ. Gen. Oblig. Series 2008 I:
0.25% 2/3/09, CP	17,500	17,500
0.25% 2/4/09, CP	7,600	7,600
Ohio Wtr. Dev. Auth. Poll. Cont. Facilities Rev. (FirstEnergy Corp. Proj.) Series 2006 A, 0.35%, LOC Barclays Bank PLC, VRDN (b)	6,585	6,585
Richland County Gen. Oblig. BAN Series B, 2% 2/19/09	4,500	4,501
		253,771
Oklahoma - 0.5%
Oklahoma Dev. Fin. Auth. (Duncan Reg'l. Hosp. Proj.) Series 2008, 0.73%, LOC Bank of America NA, VRDN (b)	10,000	10,000
Oklahoma Dev. Fin. Auth. Continuing Care Retirement Cmnty. Rev. (Inverness Village Proj.) Series 2007 A, 0.5%, LOC KBC Bank NV, VRDN (b)	15,830	15,830
Univ. Hospitals Trust Rev. Series 2005 A, 0.45%, LOC Bank of America NA, VRDN (b)	10,250	10,250
		36,080
Oregon - 0.6%
Oregon Facilities Auth. Rev.:
(Lewis & Clark College Proj.) Series 2008 A, 0.5%, LOC Wells Fargo Bank NA, VRDN (b)	20,000	20,000
(PeaceHealth Proj.) Series 2008 A, 0.3%, LOC U.S. Bank NA, Minnesota, VRDN (b)	27,510	27,510
		47,510
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Pennsylvania - 3.5%
Allegheny County Series C58A, 0.35%, LOC JPMorgan Chase Bank, VRDN (b)	$ 21,395	$ 21,395
Allegheny County Indl. Dev. Auth. Health & Hsg. Facilities Rev. (Longwood at Oakmont, Inc. Proj.) Series 2008 B, 0.83%, LOC Citizens Bank of Pennsylvania, VRDN (b)	10,895	10,895
Allegheny County Indl. Dev. Auth. Rev. (UPMC Children's Hosp. Proj.) Series 2004 A, 0.35%, VRDN (b)	15,100	15,100
Chester County Health & Ed. Auth. Rev. (Jenner's Pond Proj.) Series 2006, 0.75%, LOC Citizens Bank of Pennsylvania, VRDN (b)	1,200	1,200
Chester County Indl. Dev. Auth. Student Hsg. Rev. (Univ. Student Hsg., LLC at West Chester Univ. of Pennsylvania Proj.) Series 2008 A, 0.45%, LOC Citizens Bank of Pennsylvania, VRDN (b)	9,000	9,000
Delaware County Auth. College Rev. (Haverford College Proj.) 0.3%, VRDN (b)	10,700	10,700
Delaware County Indl. Dev. Auth. Arpt. Facilities Rev. (United Parcel Svc. Proj.) Series 1985, 0.43%, VRDN (b)	15,600	15,600
Delaware County Indl. Dev. Auth. Rev. (Resource Recovery Facility Proj.) Series 1997 G, 0.35%, VRDN (b)	1,235	1,235
Lehigh County Gen. Purp. Auth. (Muhlenberg College Proj.) Series 2008, 0.4%, LOC Bank of America NA, VRDN (b)	7,500	7,500
Lehigh County Gen. Purp. Hosp. Rev. (Lehigh Valley Health Network Proj.) Series 2008 C, 0.4%, LOC Bank of America NA, VRDN (b)	1,500	1,500
Montgomery County Indl. Dev. Auth. Poll. Cont. Rev. Bonds (Peco Energy Co. Proj.) Series 1994 A, 0.7% tender 3/3/09, LOC BNP Paribas SA, CP mode	5,000	5,000
Pennsylvania Gen. Oblig. Bonds Second Series, 5.25% 1/1/10	1,200	1,250
Pennsylvania Higher Edl. Facilities Auth. (Washington & Jefferson Dev. Corp. Proj.) Series 2005 A, 0.55%, LOC UniCredit SpA, VRDN (b)	4,500	4,500
Pennsylvania Higher Edl. Facilities Auth. Rev.:
Participating VRDN Series Putters 1271, 0.44% (Liquidity Facility JPMorgan Chase Bank) (b)(f)	2,195	2,195
(King's College Proj.) Series 2001 H6, 0.47%, LOC PNC Bank NA, Pittsburgh, VRDN (b)	2,500	2,500
(Marywood Univ. Proj.) Series 2005 A, 0.47%, LOC PNC Bank NA, Pittsburgh, VRDN (b)	2,900	2,900
(St. Joseph's Univ. Proj.) Series 2008 C, 0.4%, LOC PNC Bank NA, Pittsburgh, VRDN (b)	550	550
(Univ. of Pennsylvania Health Sys. Proj.) Series 2008 A, 0.4%, LOC Bank of America NA, VRDN (b)	11,600	11,600
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Pennsylvania - continued
Pennsylvania Tpk. Commission Tpk. Rev.:
Series 2008 B1, 0.53%, LOC Bank of America NA, VRDN (b)	$ 28,925	$ 28,925
Series 2008 B4, 0.45%, LOC Bank of America NA, VRDN (b)	10,000	10,000
Series 2008 C, 0.4%, LOC Bank of America NA, VRDN (b)	5,050	5,050
Philadelphia School District:
Series 2008 A1, 0.4%, LOC Bank of America NA, VRDN (b)	13,500	13,500
Series 2008 A3, 0.45%, LOC Bank of America NA, VRDN (b)	6,800	6,800
Series 2008 D1, 0.47%, LOC PNC Bank NA, Pittsburgh, VRDN (b)	13,000	13,000
Series 2008 D2, 0.47%, LOC PNC Bank NA, Pittsburgh, VRDN (b)	4,700	4,700
Schuylkill County Indl. Dev. Auth. Resource Recovery Rev. (WPS Westwood Generation, LLC Proj.) 0.8%, VRDN (b)	18,100	18,100
Southcentral Pennsylvania Gen. Auth. Rev. (WellSpan Health Obligated Group Proj.) Series 2008 B, 0.5%, LOC Citizens Bank of Pennsylvania, VRDN (b)	12,400	12,400
Southeastern Pennsylvania Trans. Auth. Rev. Series 2007, 0.47%, LOC PNC Bank NA, Pittsburgh, VRDN (b)	30,800	30,800
St. Mary Hosp. Auth. Bucks County (Catholic Health Initiatives Proj.) Series 2004 B, 0.3% (Liquidity Facility Landesbank Hessen-Thuringen), VRDN (b)	8,100	8,100
Washington County Auth. Rev. 0.2%, VRDN (b)	1,000	1,000
		276,995
Rhode Island - 0.7%
Narragansett Bay Cmnty. Wastewtr. Sys. Rev. Participating VRDN Series Solar 07 16, 0.45% (Liquidity Facility U.S. Bank NA, Minnesota) (b)(f)	12,450	12,450
Rhode Island Health & Edl. Bldg. Corp. Higher Ed. Facilities Rev. (Brown Univ. Proj.):
Series 2001 A, 0.3%, VRDN (b)	4,200	4,200
Series 2005 A, 0.2%, VRDN (b)	5,000	5,000
Rhode Island Health & Edl. Bldg. Corp. Hosp. Fing. Rev. (Care New England Health Sys. Proj.) Series 2008 B, 0.45%, LOC JPMorgan Chase Bank, VRDN (b)	11,755	11,755
Rhode Island Health and Edl. Bldg. Corp. Higher Ed. Facility Rev.:
(Bryant Univ. Proj.) Series 2008, 0.4%, LOC TD Banknorth, N.A., VRDN (b)	10,400	10,400
(Rhode Island School of Design Proj.) Series 2008 B, 0.4%, LOC Bank of America NA, VRDN (b)	1,725	1,725
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Rhode Island - continued
Rhode Island Health and Edl. Bldg. Corp. Higher Ed. Facility Rev.: - continued
(Roger Williams Univ. Proj.) Series 2008 B, 0.45%, LOC Bank of America NA, VRDN (b)	$ 5,000	$ 5,000
Rhode Island Indl. Facilities Corp. Marine Term. Rev. (Exxon Mobil Corp. Proj.) Series 2001, 0.3% (Exxon Mobil Corp. Guaranteed), VRDN (b)	8,800	8,800
		59,330
South Carolina - 2.1%
Beaufort County School District BAN Series 2008 C, 2.5% 11/6/09	31,155	31,377
Charleston Wtrwks. & Swr. Rev. Series A, 0.45% (Liquidity Facility Bank of America NA), VRDN (b)	17,605	17,605
Greenville County School District Installment Purp. Rev. Participating VRDN Series MS 06 2056, 0.45% (Liquidity Facility Wells Fargo & Co.) (b)(f)(g)	7,440	7,440
Greenville Hosp. Sys. Facilities Rev. Series 2008 E, 0.5%, LOC Wachovia Bank NA, VRDN (b)	12,000	12,000
Horry County School District Participating VRDN Series ROC II R 754 PB, 1.03% (Liquidity Facility Deutsche Postbank AG) (b)(f)	5,650	5,650
Oconee County Poll. Cont. Rev. (Duke Energy Corp. Proj.) Series 1999 A, 1.45%, VRDN (b)	18,700	18,700
South Carolina Gen. Oblig. Participating VRDN Series ROC II R 692W, 0.54% (Liquidity Facility Wells Fargo & Co.) (b)(f)	4,090	4,090
South Carolina Jobs-Econ. Dev. Auth. (Palmetto Health Proj.):
Series 2008 A, 0.45%, LOC Bank of America NA, VRDN (b)	13,000	13,000
Series 2008 B, 0.45%, LOC Bank of America NA, VRDN (b)	16,450	16,450
South Carolina Jobs-Econ. Dev. Auth. Econ. Dev. Rev. (Bon Secours Health Sys. Proj.) Series 2008 D, 0.55%, LOC Landesbank Baden-Wuert, VRDN (b)	4,595	4,595
South Carolina Jobs-Econ. Dev. Auth. Health Facilities Rev. (The Methodist Home Proj.) Series 1994, 0.5%, LOC Bank of America NA, VRDN (b)	5,100	5,100
South Carolina Pub. Svc. Auth. Rev. Participating VRDN Series ROC II R 11426, 0.83% (Liquidity Facility Citibank NA) (b)(f)	10,600	10,600
South Carolina Trans. Infrastructure Bank Rev.:
Series 2003 B1, 0.45%, LOC Bank of America NA, VRDN (b)	7,950	7,950
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
South Carolina - continued
South Carolina Trans. Infrastructure Bank Rev.: - continued
Series 2003 B2, 0.42%, LOC Branch Banking & Trust Co., VRDN (b)	$ 10,000	$ 10,000
York County Poll. Cont. Rev. Bonds (Duke Energy Corp. Proj.) 1.7% tender 2/2/09, CP mode	7,200	7,200
		171,757
Tennessee - 2.2%
Chattanooga Health Ed. & Hsg. Facility Board Rev. (Southern Adventist Univ. Proj.) 0.45%, LOC Bank of America NA, VRDN (b)	8,745	8,745
Clarksville Pub. Bldg. Auth. Rev. (Tennessee Muni. Bond Fund Proj.):
Series 1994, 0.45%, LOC Bank of America NA, VRDN (b)	3,905	3,905
Series 2003, 0.4%, LOC Bank of America NA, VRDN (b)	2,500	2,500
Series 2005, 0.4%, LOC Bank of America NA, VRDN (b)	2,400	2,400
Series 2008, 0.4%, LOC Bank of America NA, VRDN (b)	1,350	1,350
Knox County Health Edl. & Hsg. Facilities Board Hosp. Facilities Rev. (Catholic Healthcare Partners Proj.):
Series 2008 A, 0.49%, LOC Landesbank Baden-Wuert, VRDN (b)	4,300	4,300
Series 2008 B, 0.55%, LOC Landesbank Baden-Wuert, VRDN (b)	4,800	4,800
Metropolitan Govt. Nashville & Davidson County Indl. Dev. Board Rev. (Nashville Symphony Hall Proj.) Series 2004, 0.45%, LOC Bank of America NA, VRDN (b)	15,300	15,300
Montgomery County Pub. Bldg. Auth. Pooled Fing. Rev. (Tennessee County Ln. Pool Prog.):
Series 1999, 0.45%, LOC Bank of America NA, VRDN (b)	6,900	6,900
Series 2002, 0.4%, LOC Bank of America NA, VRDN (b)	3,910	3,910
Series 2004, 0.4%, LOC Bank of America NA, VRDN (b)	2,740	2,740
Series 2006, 0.4%, LOC Bank of America NA, VRDN (b)	2,400	2,400
Nashville and Davidson County Metropolitan Govt. Gen. Oblig. Participating VRDN Series Putters 2631, 0.46% (Liquidity Facility JPMorgan Chase Bank) (b)(f)	20,000	20,000
Shelby County Gen. Oblig.:
Series 2004 B, 0.4% (Liquidity Facility Landesbank Hessen-Thuringen), VRDN (b)	54,385	54,385
Series 2008 A, 0.95% 3/6/09, CP	17,800	17,800
Shelby County Health Edl. & Hsg. Facilities Board Rev. (Methodist Le Bonheur Healthcare Proj.) Series 2008 B, 0.45% (Assured Guaranty Corp. Insured), VRDN (b)	22,900	22,900
		174,335
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Texas - 15.0%
Alvin Independent School District Participating VRDN Series Merlots D52, 0.6% (Liquidity Facility Wachovia Bank NA) (b)(f)	$ 5,625	$ 5,625
Austin Util. Sys. Rev. Series A:
0.3% 2/4/09, LOC JPMorgan Chase Bank, LOC State Street Bank & Trust Co., Boston, CP	14,880	14,880
0.3% 2/4/09, LOC JPMorgan Chase Bank, LOC State Street Bank & Trust Co., Boston, CP	9,700	9,700
0.45% 2/2/09, LOC JPMorgan Chase Bank, LOC State Street Bank & Trust Co., Boston, CP	5,000	5,000
Bastrop Independent School District Participating VRDN Series ROC II R 492, 0.5% (Liquidity Facility Citibank NA) (b)(f)	6,110	6,110
Caddo Mills Independent School District Participating VRDN Series DB 473, 0.48% (Liquidity Facility Deutsche Bank AG) (b)(f)	5,264	5,264
Dallas Area Rapid Transit Sales Tax Rev. Participating VRDN Series EGL 07 0020, 0.92% (Liquidity Facility Bayerische Landesbank) (b)(f)	19,800	19,800
Dallas Independent School District TAN 3% 2/13/09	9,700	9,704
Dallas North Texas Tollway Auth. Series A:
0.8% 2/6/09, LOC Bank of America NA, CP	30,000	30,000
0.85% 2/4/09, LOC Bank of America NA, CP	13,000	13,000
Dallas Performing Arts Cultural Facilities Corp. Cultural Facility Rev. (Dallas Ctr. for the Performing Arts Foundation, Inc. Proj.) Series 2008 B, 0.6%, LOC JPMorgan Chase Bank, VRDN (b)	12,200	12,200
El Paso Gen. Oblig. Participating VRDN Series BA 08 1057, 1.03% (Liquidity Facility Bank of America NA) (b)(f)	6,430	6,430
Friendswood Independent School District Participating VRDN Series BA 08 3036X, 0.48% (Liquidity Facility Bank of America NA) (b)(f)	8,635	8,635
Granbury Independent School District Participating VRDN Series SG 129, 0.53% (Liquidity Facility Societe Generale) (b)(f)	4,815	4,815
Gulf Coast Waste Disp. Auth. Poll. Cont. Rev. (Amoco Oil Co. Proj.) Series 1992, 0.3%, VRDN (b)	28,440	28,440
Harris County Ind. Dev. Corp. Series 1998, 0.5%, LOC Royal Bank of Canada, VRDN (b)	19,600	19,600
Harris County Cultural Ed. Facilities Fin. Corp. Rev.:
(Memorial Hermann Healthcare Sys. Proj.):
Series 2008 C, 0.45%, LOC Wachovia Bank NA, VRDN (b)	10,000	10,000
Series 2008 D3, 0.35%, LOC Compass Bank, VRDN (b)	3,625	3,625
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Harris County Cultural Ed. Facilities Fin. Corp. Rev.: - continued
(YMCA of the Greater Houston Area Proj.):
Series 2008 A, 0.65%, LOC JPMorgan Chase Bank, VRDN (b)	$ 2,500	$ 2,500
Series 2008 D, 0.65%, LOC Compass Bank, VRDN (b)	25,000	25,000
Harris County Cultural Ed. Facilities Fin. Corp. Spl. Facilities Rev. (Texas Med. Ctr. Proj.):
Series 2008 A, 0.6%, LOC JPMorgan Chase Bank, VRDN (b)	16,500	16,500
Series 2008 B1, 0.6%, LOC JPMorgan Chase Bank, VRDN (b)	4,875	4,875
Harris County Flood Cont. District Participating VRDN Series ROC II R 12099, 0.74% (Liquidity Facility Citigroup, Inc.) (b)(f)	16,000	16,000
Harris County Gen. Oblig.:
Participating VRDN Series ROC II R 11314, 0.5% (Liquidity Facility Citibank NA) (b)(f)	5,795	5,795
TAN Series 2008, 3% 2/26/09	18,500	18,516
Harris County Health Facilities Dev. Corp. Hosp. Rev. (Baylor College of Medicine Proj.):
Series 2007 A, 0.35%, LOC Bank of America NA, VRDN (b)	14,000	14,000
Series 2008 A, 0.5%, LOC Compass Bank, VRDN (b)	32,600	32,600
HFDC of Central Texas, Inc. Rev. (Villa de San Antonio Proj.) Series 2004 C, 0.56%, LOC KBC Bank NV, VRDN (b)	13,000	13,000
Houston Cmnty. College Sys. Rev. Bonds Series 2008, 3% 2/15/09	1,845	1,846
Houston Gen. Oblig.:
Series A, 1.67% 2/6/09, LOC Bank of New York, New York, CP	3,400	3,400
Series E1, 0.45% 6/2/09 (Liquidity Facility Banco Bilbao Vizcaya Argentaria SA), CP	41,600	41,600
Series E2, 1% 2/4/09 (Liquidity Facility Landesbank Baden-Wuert), CP	4,800	4,800
Houston Higher Ed. Fin. Corp. Higher Ed. Rev.:
Participating VRDN Series SG 139, 0.54% (Liquidity Facility Societe Generale) (b)(f)	3,100	3,100
(Rice Univ. Proj.):
Series 2006 A, 0.38% (Liquidity Facility JPMorgan Chase Bank), VRDN (b)	3,100	3,100
Series 2008 A, 0.35%, VRDN (b)	26,995	26,995
Series 2008 B, 0.6%, VRDN (b)	7,000	7,000
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Houston Util. Sys. Rev.:
Participating VRDN Series Putters 2493, 0.98% (Liquidity Facility JPMorgan Chase Bank) (b)(f)	$ 2,525	$ 2,525
Series 2004 A:
1.5% 2/2/09 (Liquidity Facility Bayerische Landesbank Girozentrale) (Liquidity Facility WestLB AG), CP	11,400	11,400
1.5% 2/2/09 (Liquidity Facility Bayerische Landesbank Girozentrale) (Liquidity Facility WestLB AG), CP	28,900	28,900
Series 2008 A1, 0.45%, LOC Bank of America NA, VRDN (b)	3,000	3,000
Irving Independent School District Participating VRDN Series PT 3954, 0.53% (Liquidity Facility Wells Fargo & Co.) (b)(f)	8,900	8,900
Keller Independent School District Participating VRDN Series Putters 2616, 0.53% (Liquidity Facility JPMorgan Chase Bank) (b)(f)	5,325	5,325
Lewisville Independent School District Participating VRDN Series SGA 134, 0.55% (Liquidity Facility Societe Generale) (b)(f)	1,290	1,290
Lower Colorado River Auth. Rev. Series A, 0.88% 3/3/09 (Liquidity Facility JPMorgan Chase Bank), CP	3,200	3,200
Lower Neches Valley Auth. Indl. Dev. Corp. Exempt Facilities Rev. (ExxonMobil Proj.) Series 2001 A, 0.35% (Exxon Mobil Corp. Guaranteed), VRDN (b)	10,000	10,000
Plano Independent School District Participating VRDN Series SGA 128, 0.55% (Liquidity Facility Societe Generale) (b)(f)	21,380	21,380
Princeton Independent School District Participating VRDN Series SGB 02 41A, 0.59% (Liquidity Facility Societe Generale) (b)(f)	1,250	1,250
Red River Ed. Fin. Corp. Ed. Rev. Participating VRDN Series SGA 109, 0.55% (Liquidity Facility Societe Generale) (b)(f)	7,070	7,070
San Antonio Elec. & Gas Participating VRDN Series DB 602, 0.48% (Liquidity Facility Deutsche Bank AG) (b)(f)	8,370	8,370
San Antonio Elec. & Gas Sys. Rev.:
Bonds Series 2008 A, 5.5% 2/1/10	3,000	3,140
Participating VRDN:
Series BBT 08 26, 0.45% (Liquidity Facility Branch Banking & Trust Co.) (b)(f)	5,390	5,390
Series SG 104, 0.54% (Liquidity Facility Societe Generale) (b)(f)	5,490	5,490
Series SG 105, 0.54% (Liquidity Facility Societe Generale) (b)(f)	29,400	29,400
Series 2003, 0.45% (Liquidity Facility Bank of America NA), VRDN (b)	12,600	12,600
Series A, 0.73% 2/27/09, CP	52,400	52,400
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
San Antonio Gen. Oblig. Bonds 4% 8/1/09	$ 2,290	$ 2,321
San Antonio Independent School District Participating VRDN Series EGL 08 34, 0.81% (Liquidity Facility Citigroup, Inc.) (b)(f)	4,900	4,900
San Antonio Wtr. Sys. Rev. Series 2001 A:
0.45% 2/13/09, CP	10,000	10,000
0.55% 2/13/09, CP	4,615	4,615
0.55% 2/13/09, CP	6,700	6,700
Southwest Higher Ed. Auth. Rev. (Southern Methodist Univ. Proj.) Series 2006, 0.45% (Liquidity Facility Bank of New York, New York), VRDN (b)	1,000	1,000
Tarrant County Cultural Ed. Facilities Fin. Corp. Hosp. Rev.:
(Methodist Hospitals of Dallas Proj.) Series 2008, 0.5%, LOC JPMorgan Chase Bank, VRDN (b)	19,600	19,600
(Scott and White Memorial Hosp. and Scott, Sherwood and Brindley Foundation Proj.) Series 2008 3, 0.35%, LOC Compass Bank, VRDN (b)	9,400	9,400
Texas Gen. Oblig.:
Participating VRDN:
Series EGL 03 26 Class A, 0.51% (Liquidity Facility Citibank NA) (b)(f)	4,800	4,800
Series SG 152, 0.75% (Liquidity Facility Societe Generale) (b)(f)	9,970	9,970
(Veterans' Hsg. Assistance Prog.) Series 1995, 0.47%, VRDN (b)	4,005	4,005
TRAN Series 2008, 3% 8/28/09	253,000	254,982
Texas Pub. Fin. Auth. Series 2002 A:
0.35% 2/2/09 (Liquidity Facility Texas Gen. Oblig.), CP	4,100	4,100
0.65% 2/19/09 (Liquidity Facility Texas Gen. Oblig.), CP	10,000	10,000
Texas Pub. Fin. Auth. Rev. Series 2003, 0.85% 3/11/09, CP	23,000	23,000
Travis County Health Facilities Dev. (Longhorn Village Proj.) Series 2008 B, 0.4%, LOC Bank of Scotland PLC, VRDN (b)	4,230	4,230
Univ. of Texas Board of Regents Sys. Rev.:
Participating VRDN Series Putters 1646, 0.46% (Liquidity Facility JPMorgan Chase Bank) (b)(f)	4,150	4,150
Series 2002 A, 0.4% 2/10/09 (Liquidity Facility Univ. of Texas Invt. Mgmt. Co.), CP	9,500	9,500
Series 2008 B:
0.2% (Liquidity Facility Univ. of Texas Invt. Mgmt. Co.), VRDN (b)	30,740	30,740
0.2% (Liquidity Facility Univ. of Texas Invt. Mgmt. Co.), VRDN (b)	65,700	65,700
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Univ. of Texas Board of Regents Sys. Rev.: - continued
Series 2008 B2, 0.25% (Liquidity Facility Univ. of Texas Invt. Mgmt. Co.), VRDN (b)	$ 21,775	$ 21,775
Univ. of Texas Permanent Univ. Fund Rev.:
Participating VRDN Series BBT 08 59, 0.45% (Liquidity Facility Branch Banking & Trust Co.) (b)(f)	6,000	6,000
Series 2008 A, 0.2%, VRDN (b)	5,000	5,000
Series 2008 A, 1.66% 2/3/09, CP	12,000	12,000
		1,202,973
Utah - 0.5%
Intermountain Pwr. Agcy. Pwr. Supply Rev.:
Series 1997 B2, 0.8% 3/6/09 (Liquidity Facility Bank of Nova Scotia), CP	11,200	11,200
Series 1997 B3:
0.75% 2/6/09 (Liquidity Facility Bank of Nova Scotia), CP	2,000	2,000
0.8% 2/11/09 (Liquidity Facility Bank of Nova Scotia), CP	7,000	7,000
1.1% 2/12/09 (Liquidity Facility Bank of Nova Scotia), CP	9,100	9,100
Utah Gen. Oblig. Bonds Series 2003 A, 4.5% 7/1/09	5,500	5,555
Utah Transit Auth. Sales Tax Rev. Participating VRDN Series BBT 08 27, 0.45% (Liquidity Facility Branch Banking & Trust Co.) (b)(f)	5,755	5,755
		40,610
Virginia - 1.6%
Albemarle County Indl. Dev. Auth. Health Srv 0.53%, LOC Wachovia Bank NA, VRDN (b)	6,655	6,655
Fairfax County Econ. Dev. Auth. Rev. (Smithsonian Institution Proj.):
Series A, 0.35% (Liquidity Facility Bank of America NA), VRDN (b)	6,645	6,645
Series B, 0.3% (Liquidity Facility Bank of America NA), VRDN (b)	3,330	3,330
Fairfax County Indl. Dev. Auth. Bonds (Inova Health Sys. Proj.) Series 2008 C4, 1.6%, tender 4/20/09 (b)	11,600	11,600
Fauquier County Indl. Dev. Auth. Rev. (Highland School Proj.) Series 2008, 0.5%, LOC Branch Banking & Trust Co., VRDN (b)	4,250	4,250
Hanover County Eda Rev. (Bon Secours Health Sys. Proj.) Series 2008 D1, 0.55%, LOC Landesbank Baden-Wuert, VRDN (b)	6,665	6,665
Loudoun County Indl. Dev. Auth. (Howard Hughes Med. Institute Proj.):
Series 2003 A, 0.25%, VRDN (b)	3,500	3,500
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Virginia - continued
Loudoun County Indl. Dev. Auth. (Howard Hughes Med. Institute Proj.): - continued
Series 2003 B, 0.25%, VRDN (b)	$ 23,100	$ 23,100
Series 2003 E, 0.25%, VRDN (b)	3,000	3,000
Series 2003 F, 0.25%, VRDN (b)	3,440	3,440
Montgomery County Indl. Dev. Auth. Rev. (Virginia Tech Foundation Proj.) Series 2005, 0.55%, LOC Bank of America NA, VRDN (b)	4,500	4,500
Norfolk Econ. Dev. Auth. Rev. (Bon Secours Health Sys. Proj.) Series 2008 D2, 0.42%, LOC Bank of America NA, VRDN (b)	9,600	9,600
Suffolk Econ. Dev. Auth. Hosp. Facilities Rev. Participating VRDN Series ROC II R 10329, 0.84% (Liquidity Facility Citigroup, Inc.) (b)(f)	3,500	3,500
Univ. of Virginia Gen. Rev.:
Participating VRDN Series BBT 08 30, 0.45% (Liquidity Facility Branch Banking & Trust Co.) (b)(f)	7,570	7,570
Series 2003 A, 0.8% 3/5/09, CP	7,000	7,000
Virginia College Bldg. Auth. Edl. Facilities Rev. Bonds (21st Century College and Equip. Prog.) Series 2006 A, 5% 2/1/09	10,635	10,635
Virginia Gen. Oblig. Bonds Series 2005 A, 4% 6/1/09	5,055	5,087
Virginia Resources Auth. Clean Wtr. Rev. Participating VRDN Series BBT 08 48, 0.45% (Liquidity Facility Branch Banking & Trust Co.) (b)(f)	3,970	3,970
		124,047
Washington - 1.5%
King County Gen. Oblig.:
Participating VRDN Series Putters 2541, 0.46% (Liquidity Facility JPMorgan Chase Bank) (b)(f)	2,845	2,845
BAN 3% 3/1/09	8,400	8,407
King County Swr. Rev. Series A, 0.95% 3/13/09 (Liquidity Facility Bayerische Landesbank Girozentrale), CP	6,300	6,300
Port of Seattle Gen. Oblig. Series 2002 A2, 0.35% 2/2/09, LOC Bayerische Landesbank Girozentrale, CP	18,760	18,760
Seattle Gen. Oblig. Bonds Series 1998 A, 5.5% 3/1/09	1,000	1,003
Seattle Muni. Lt. & Pwr. Rev. Bonds Series 2008, 4% 4/1/09	6,360	6,390
Snohomish County Pub. Util. District #1 Elec. Rev. Bonds Series A, 3.75% 8/5/09	9,000	9,065
Washington Econ. Dev. Fin. Auth. Econ. Dev. Rev. (Puget Sound Blood Ctr. Proj.) Series 2008 D, 0.47%, LOC Wells Fargo Bank NA, VRDN (b)	5,465	5,465
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Washington - continued
Washington Gen. Oblig.:
Participating VRDN:
Series BA 08 1121, 0.48% (Liquidity Facility Bank of America NA) (b)(f)	$ 5,000	$ 5,000
Series ROC II R 759 PB, 1.03% (Liquidity Facility Deutsche Postbank AG) (b)(f)	7,975	7,975
Series VR 96 A, 0.2% (Liquidity Facility Landesbank Hessen-Thuringen), VRDN (b)	3,300	3,300
Washington Health Care Facilities Auth. Rev.:
(Childrens Hosp. Reg'l. Med. Ctr. Proj.) Series 2008 A, 0.45%, LOC Bank of America NA, VRDN (b)	12,475	12,475
(PeaceHealth Proj.) Series 2008 B, 0.3%, LOC Wells Fargo Bank NA, VRDN (b)	4,000	4,000
(Southwest Washington Med. Ctr. Proj.) Series 2008 B, 0.4%, LOC Bank of America NA, VRDN (b)	6,975	6,975
Washington Hsg. Fin. Commission Nonprofit Hsg. Rev. (Mirabella Proj.) Series 2006 A, 0.95%, LOC HSH Nordbank AG, VRDN (b)	23,200	23,200
Washington Hsg. Fin. Commission Nonprofit Rev. (United Way King County Proj.) 0.5%, LOC Bank of America NA, VRDN (b)	1,800	1,800
		122,960
West Virginia - 0.4%
West Virginia Econ. Dev. Auth. Poll. Cont. Rev. (Ohio Pwr. Co. - Kammer Proj.) Series 2008 B, 0.45%, LOC Royal Bank of Scotland PLC, VRDN (b)	6,665	6,665
West Virginia Hosp. Fin. Auth. Hosp. Rev.:
(West Virginia United Health Sys. Obligated Group Proj.) Series 2008 A, 0.4%, LOC Bank of America NA, VRDN (b)	16,000	16,000
(West Virginia United Health Sys. Proj.) Series 2008 C, 0.4%, LOC Bank of America NA, VRDN (b)	2,500	2,500
West Virginia Hosp. Fin. Auth. Rev. (Charleston Area Med. Ctr., Inc. Proj.) Series 2008 A, 0.4%, LOC Branch Banking & Trust Co., VRDN (b)	6,000	6,000
		31,165
Wisconsin - 1.4%
Milwaukee Gen. Oblig. RAN Series 2008 M10, 3% 9/3/09	21,300	21,471
Pleasant Prairie Poll. Cont. Rev. (Wisconsin Elec. Pwr. Co. Proj.) Series 2004, 0.5%, LOC Wells Fargo Bank NA, VRDN (b)	9,100	9,100
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Wisconsin - continued
Univ. of Wisconsin Hosp. & Clinics Auth. Series 2008 B, 0.6%, LOC U.S. Bank NA, Minnesota, VRDN (b)	$ 5,600	$ 5,600
Wisconsin Gen. Oblig.:
Participating VRDN Series BBT 08 47, 0.45% (Liquidity Facility Branch Banking & Trust Co.) (b)(f)	6,400	6,400
Series 2008, 1.15% 3/6/09, CP	17,900	17,900
Wisconsin Health & Edl. Facilities Auth. Rev.:
Bonds (Luther Hosp. Proj.) Series 2008, 1.68%, tender 4/15/09 (b)	11,800	11,800
(Aurora Health Care, Inc. Proj.) Series 1999 C, 0.45%, LOC KBC Bank NV, LOC Bank of Nova Scotia, New York Agcy., VRDN (b)	17,745	17,745
(Lutheran College Proj.) 0.73%, LOC U.S. Bank NA, Minnesota, VRDN (b)	15,000	15,000
Wisconsin Trans. Rev. Participating VRDN:
Series MS 06 1864, 0.53% (Liquidity Facility Rabobank Nederland) (b)(f)(g)	7,548	7,548
Series Putters 299, 0.46% (Liquidity Facility JPMorgan Chase & Co.) (b)(f)	895	895
		113,459
Wyoming - 0.1%
Converse County Poll. Cont. Rev. (PacifiCorp Proj.) Series 1994, 0.45%, LOC Wells Fargo Bank NA, VRDN (b)	2,730	2,730
Lincoln County Poll. Cont. Rev. (PacifiCorp Proj.) Series 1994, 0.45%, LOC Wells Fargo Bank NA, VRDN (b)	3,200	3,200
		5,930
	Shares
Other - 1.1%
Fidelity Tax-Free Cash Central Fund, 0.47% (c)(d)	88,122,083	88,122
TOTAL INVESTMENT PORTFOLIO - 98.1% (Cost $7,850,357)		7,850,357
NET OTHER ASSETS - 1.9%		155,436
NET ASSETS - 100%		$ 8,005,793
Security Type Abbreviations
BAN - BOND ANTICIPATION NOTE
CP - COMMERCIAL PAPER
RAN - REVENUE ANTICIPATION NOTE
TAN - TAX ANTICIPATION NOTE
TRAN - TAX AND REVENUE ANTICIPATION NOTE
VRDN - VARIABLE RATE DEMAND NOTE
Legend
(a) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(b) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(c) Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Tax-Free Cash Central Fund.

(d) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(e) Security collateralized by an amount sufficient to pay interest and principal.
(f) Provides evidence of ownership in one or more underlying municipal bonds.

(g) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $41,668,000 or 0.5% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Cost (000s)
Greenville County School District Installment Purp. Rev. Participating VRDN Series MS 06 2056, 0.45% (Liquidity Facility Wells Fargo & Co.)	11/16/07	$ 7,440
Mississippi Bus. Fin. Corp. Participating VRDN Series MS 06 2240, 0.45% (Liquidity Facility Wells Fargo & Co.)	12/26/07 - 1/25/08	$ 26,680
Wisconsin Trans. Rev. Participating VRDN Series MS 06 1864, 0.53% (Liquidity Facility Rabobank Nederland)	11/18/08	$ 7,548
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amount in thousands)
Fidelity Tax-Free Cash Central Fund	$ 170
Other Information

The following is a summary of the inputs used, as of January 31, 2009, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 7,850,357	$ -	$ 7,850,357	$ -
Income Tax Information
At January 31, 2009, the aggregate cost of investment securities for income tax purposes was $7,850,357,000.
Investment Valuation

As permitted by compliance with certain conditions under Rule 2a - 7 of the 1940 Act, securities are valued at amortized cost, which approximates value. Security transactions are accounted for as of trade date.

The Fund adopted the provisions of Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), effective with the beginning of the Fund's fiscal year. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are described below:

Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3 - Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or deemed less relevant (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity® Cash Management Funds:
Treasury Fund

January 31, 2009

1.813078.104

UST-QTLY-0309

Investments January 31, 2009 (Unaudited)

Showing Percentage of Net Assets

U.S. Treasury Obligations - 38.4%
Due Date	Yield (a)	Principal Amount (000s)	Value (000s)
U.S. Treasury Bills - 36.7%
2/12/09 to 1/14/10	0.20 to 2.37%	$ 2,491,425	$ 2,482,028
U.S. Treasury Notes - 1.7%
7/31/09 to 10/31/09	0.68 to 1.58	112,000	114,324
TOTAL U.S. TREASURY OBLIGATIONS			2,596,352
Repurchase Agreements - 61.6%
	Maturity Amount (000s)
In a joint trading account at:
0.26% dated 1/30/09 due 2/2/09 (Collateralized by U.S. Treasury Obligations) #	$ 51,158	51,157
0.27% dated 1/30/09 due 2/2/09 (Collateralized by U.S. Treasury Obligations) #	4,007,936	4,007,846
With ING Financial Markets LLC at 0.12%, dated 1/15/09 due 2/17/09 (Collateralized by U.S. Treasury Obligations valued at $105,069,004, 0.88% - 5.13%, 12/31/10 - 11/15/18)	103,011	103,000
TOTAL REPURCHASE AGREEMENTS		4,162,003
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $6,758,355)		6,758,355
NET OTHER ASSETS - 0.0%		(1,908)
NET ASSETS - 100%		$ 6,756,447
Legend
(a) Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating rate securities, the rate at period end.
# Additional Information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value (Amounts in thousands)
$51,157,000 due 2/02/09 at 0.26%
BNP Paribas Securities Corp.	$ 11,072
Banc of America Securities LLC	6,869
Barclays Capital, Inc.	33,216
$ 51,157
$4,007,846,000 due 2/02/09 at 0.27%
BNP Paribas Securities Corp.	$ 1,339,266
Barclays Capital, Inc.	971,867
Citigroup Global Markets, Inc.	412,682
Credit Suisse Securities (USA) LLC	157,325
Deutsche Bank Securities, Inc.	580,488
ING Financial Markets LLC	412,682
J.P. Morgan Securities, Inc.	30,365
Mizuho Securities USA, Inc.	103,171
$ 4,007,846
Other Information

The following is a summary of the inputs used, as of January 31, 2009, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 6,758,355	$ -	$ 6,758,355	$ -
Income Tax Information
At January 31, 2009, the aggregate cost of investment securities for income tax purposes was $6,758,355,000.
Investment Valuation

As permitted by compliance with certain conditions under Rule 2a - 7 of the 1940 Act, securities are valued at amortized cost, which approximates value. Security transactions are accounted for as of trade date.

The Fund adopted the provisions of Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), effective with the beginning of the Fund's fiscal year. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are described below:

Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3 - Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or deemed less relevant (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Newbury Street Trust's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Newbury Street Trust

By:	/s/John R. Hebble
John R. Hebble
President and Treasurer

Date:	April 1, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/John R. Hebble
John R. Hebble
President and Treasurer

Date:	April 1, 2009
By:	/s/Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	April 1, 2009